Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
November 30, 2021
STX-NPRT3-0122
1.9892984.102
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	17,357	1,044,197
AST SpaceMobile, Inc. (a)(b)	39,706	395,472
AT&T, Inc.	6,914,716	157,862,966
ATN International, Inc.	10,301	393,601
Bandwidth, Inc. (a)	22,251	1,594,507
Cogent Communications Group, Inc.	41,984	3,145,861
Consolidated Communications Holdings, Inc. (a)	70,573	530,709
Cuentas, Inc. (a)	11,438	22,876
EchoStar Holding Corp. Class A (a)(b)	41,545	1,137,087
Frontier Communications Parent, Inc.	199,180	6,654,604
Globalstar, Inc. (a)(b)	646,298	898,354
IDT Corp. Class B (a)	17,164	931,662
Iridium Communications, Inc. (a)	125,189	4,813,517
Liberty Global PLC:
Class A (a)	98,930	2,611,752
Class C (a)	400,600	10,671,984
Liberty Latin America Ltd.:
Class A (a)	32,880	373,517
Class C (a)	164,695	1,851,172
Lumen Technologies, Inc. (b)	967,007	11,932,866
Ooma, Inc. (a)	20,699	389,348
Radius Global Infrastructure, Inc. (a)	58,934	972,411
Verizon Communications, Inc.	4,014,544	201,811,127
		410,039,590
Entertainment - 1.6%
Activision Blizzard, Inc.	752,947	44,122,694
AMC Entertainment Holdings, Inc. Class A (a)	497,057	16,870,115
Ballantyne of Omaha, Inc. (a)	17,326	47,820
Chicken Soup For The Soul Entertainment, Inc. (a)	6,431	84,568
Cinedigm Corp. (a)	128,667	189,140
Cinemark Holdings, Inc. (a)(b)	105,669	1,639,983
CuriosityStream, Inc. Class A (a)(b)	24,212	175,537
Dolphin Entertainment, Inc. (a)	5,671	49,678
Electronic Arts, Inc.	275,457	34,217,269
Gaia, Inc. Class A (a)	11,439	97,575
Lions Gate Entertainment Corp.:
Class A (a)	101,239	1,483,151
Class B (a)	73,495	1,003,207
Live Nation Entertainment, Inc. (a)	126,990	13,543,484
LiveOne, Inc. (a)	50,041	91,575
Madison Square Garden Entertainment Corp. (a)	25,036	1,655,380
Madison Square Garden Sports Corp. (a)	16,728	2,881,733
Marcus Corp. (a)(b)	22,722	396,953
Motorsport Games, Inc. Class A	2,692	25,197
Netflix, Inc. (a)	428,783	275,235,808
Playstudios, Inc. Class A (a)	77,203	345,869
Playtika Holding Corp.	100,495	1,728,514
Reading International, Inc. Class A (a)	15,573	63,382
Reservoir Media, Inc.	31,875	237,469
Roku, Inc. Class A (a)	112,621	25,633,666
Sciplay Corp. (A Shares) (a)	24,784	398,031
Skillz, Inc. (a)(b)	252,855	2,349,023
Take-Two Interactive Software, Inc. (a)	112,856	18,720,553
The Walt Disney Co. (a)	1,760,261	255,061,819
Warner Music Group Corp. Class A	94,869	4,110,674
World Wrestling Entertainment, Inc. Class A (b)	44,255	2,184,427
Zynga, Inc. (a)	991,157	5,976,677
		710,620,971
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	292,730	830,753,104
Class C (a)	271,919	774,708,108
Angi, Inc. (a)(b)	76,159	731,888
Autoweb, Inc. (a)(b)	6,160	18,357
Bumble, Inc. (b)	69,544	2,382,577
CarGurus, Inc. Class A (a)	85,374	3,201,525
Cars.com, Inc. (a)	64,688	1,078,996
Creatd, Inc. (a)(b)	11,066	27,886
DHI Group, Inc. (a)	41,671	214,189
Eventbrite, Inc. (a)	75,357	1,137,891
EverQuote, Inc. Class A (a)	16,692	220,001
fuboTV, Inc. (a)(b)	139,094	2,729,024
IAC (a)	80,956	10,819,769
Izea Worldwide, Inc. (a)(b)	52,301	85,251
Kubient, Inc. (a)	9,055	23,090
Liberty TripAdvisor Holdings, Inc. (a)	69,041	149,129
Match Group, Inc. (a)	267,625	34,788,574
MediaAlpha, Inc. Class A (a)	21,702	334,645
Meta Platforms, Inc. Class A (a)	2,309,312	749,279,372
Outbrain, Inc.	6,092	91,928
Pinterest, Inc. Class A (a)	536,905	21,508,414
QuinStreet, Inc. (a)	47,372	725,265
Snap, Inc. Class A (a)	1,014,244	48,288,157
Super League Gaming, Inc. (a)(b)	20,730	65,300
Travelzoo, Inc. (a)	7,224	67,689
TripAdvisor, Inc. (a)	96,388	2,492,594
TrueCar, Inc. (a)	89,115	293,188
Twitter, Inc. (a)	771,725	33,909,597
Vimeo, Inc.	152,506	2,944,891
Yelp, Inc. (a)	67,853	2,326,001
Zedge, Inc. (a)	10,085	92,379
Ziff Davis, Inc. (a)	47,255	5,380,927
ZipRecruiter, Inc.	10,454	289,053
Zoominfo Technologies, Inc. (a)	175,522	10,829,707
		2,541,988,466
Media - 1.1%
Advantage Solutions, Inc. Class A (a)	101,844	736,332
Altice U.S.A., Inc. Class A (a)	223,549	3,541,016
AMC Networks, Inc. Class A (a)(b)	28,753	1,110,153
Audacy, Inc. Class A (a)	115,764	285,937
Beasley Broadcast Group, Inc. Class A (a)	5,666	11,105
Boston Omaha Corp. (a)	16,681	477,911
Cable One, Inc.	4,770	8,452,726
Cardlytics, Inc. (a)	32,551	2,199,797
Cbdmd, Inc. (a)	36,552	61,407
Charter Communications, Inc. Class A (a)	122,845	79,392,267
Clear Channel Outdoor Holdings, Inc. (a)	456,043	1,400,052
Comcast Corp. Class A	4,436,663	221,744,417
comScore, Inc. (a)	63,593	220,668
Cumulus Media, Inc. (a)	18,958	230,719
Daily Journal Corp. (a)	760	276,883
DallasNews Corp.	1,634	10,833
Digital Media Solutions, Inc. Class A (a)(b)	10,331	46,696
Discovery Communications, Inc.:
Class A (a)	166,929	3,884,438
Class C (non-vtg.) (a)	289,760	6,580,450
DISH Network Corp. Class A (a)	238,996	7,468,625
E.W. Scripps Co. Class A	56,997	1,056,154
Emerald Holding, Inc. (a)	24,466	96,641
Entravision Communication Corp. Class A	60,673	450,800
Fluent, Inc. (a)	42,095	78,297
Fox Corp.:
Class A	325,154	11,611,249
Class B	127,732	4,291,795
Gannett Co., Inc. (a)(b)	143,891	735,283
Gray Television, Inc.	88,255	1,819,818
Hemisphere Media Group, Inc. (a)	19,388	147,349
iHeartMedia, Inc. (a)	106,471	2,087,896
Insignia Systems, Inc. (a)(b)	212	1,124
Integral Ad Science Holding Corp.	14,841	333,032
Interpublic Group of Companies, Inc.	378,937	12,576,919
John Wiley & Sons, Inc. Class A	43,275	2,249,435
Lee Enterprises, Inc. (a)	5,551	137,720
Liberty Broadband Corp.:
Class A (a)	29,699	4,501,774
Class C (a)	134,789	20,872,077
Liberty Media Corp.:
Liberty Braves Class A (a)	15,624	435,441
Liberty Braves Class C (a)	31,556	868,106
Liberty Formula One Group Series C (a)	185,579	11,305,473
Liberty Media Class A (a)	36,164	2,083,408
Liberty SiriusXM Series A (a)	76,374	3,727,051
Liberty SiriusXM Series C (a)	156,131	7,639,490
Loyalty Ventures, Inc.	19,458	558,445
Magnite, Inc. (a)	112,022	1,974,948
Marchex, Inc. Class B (a)	14,738	36,992
Mediaco Holding, Inc. (a)	1,561	7,649
Meredith Corp. (a)	39,649	2,339,291
National CineMedia, Inc.	58,231	163,047
News Corp.:
Class A	355,730	7,690,883
Class B	142,806	3,077,469
Nexstar Broadcasting Group, Inc. Class A	39,950	5,972,525
Nextplay Technologies, Inc. (a)(b)	43,659	46,279
Omnicom Group, Inc.	206,327	13,887,870
PubMatic, Inc.	18,719	736,967
Saga Communications, Inc. Class A	4,281	102,102
Salem Communications Corp. Class A (a)	7,605	21,978
Scholastic Corp.	30,195	1,136,540
Sinclair Broadcast Group, Inc. Class A	47,636	1,111,348
Sirius XM Holdings, Inc. (b)	887,746	5,415,251
SPAR Group, Inc. (a)	5,651	7,742
Stagwell, Inc.	56,428	435,624
TechTarget, Inc. (a)	25,061	2,421,644
Tegna, Inc.	216,595	4,277,751
The New York Times Co. Class A	161,044	7,649,590
Thryv Holdings, Inc. (a)	16,770	655,539
Townsquare Media, Inc. (a)	7,332	92,750
Urban One, Inc.:
Class A (a)(b)	3,857	19,555
Class D (non-vtg.) (a)	23,198	77,945
ViacomCBS, Inc.:
Class A (b)	47,889	1,597,577
Class B	543,359	16,816,961
WideOpenWest, Inc. (a)	50,651	942,109
Xcel Brands, Inc. (a)	4,185	5,650
		506,518,785
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	63,911	819,339
NII Holdings, Inc. (a)(c)	62,298	16,197
Shenandoah Telecommunications Co.	48,305	1,226,464
Spok Holdings, Inc.	18,114	174,800
T-Mobile U.S., Inc. (a)	566,868	61,680,907
Telephone & Data Systems, Inc.	97,948	1,731,721
U.S. Cellular Corp. (a)	14,075	409,723
		66,059,151
TOTAL COMMUNICATION SERVICES		4,235,226,963
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.3%
Adient PLC (a)	90,505	3,841,937
American Axle & Manufacturing Holdings, Inc. (a)	112,512	996,856
Aptiv PLC (a)	261,491	41,930,082
Autoliv, Inc.	75,686	7,295,374
BorgWarner, Inc.	231,714	10,028,582
Cooper-Standard Holding, Inc. (a)	16,853	389,136
Dana, Inc.	142,345	3,060,418
Dorman Products, Inc. (a)	27,865	3,092,458
Fox Factory Holding Corp. (a)	40,382	7,097,944
Garrett Motion, Inc. (a)	54,080	381,805
Gentex Corp.	231,812	7,981,287
Gentherm, Inc. (a)	32,544	2,748,341
Holley, Inc.	38,064	464,761
Horizon Global Corp. (a)	20,130	141,111
LCI Industries	24,776	3,772,642
Lear Corp.	57,371	9,626,280
Luminar Technologies, Inc. (a)(b)	212,312	3,460,686
Modine Manufacturing Co. (a)	50,141	519,461
Motorcar Parts of America, Inc. (a)	18,023	289,089
Patrick Industries, Inc.	22,146	1,766,586
QuantumScape Corp. Class A (a)(b)	224,299	6,468,783
Standard Motor Products, Inc.	19,075	954,513
Stoneridge, Inc. (a)	25,769	562,537
Strattec Security Corp. (a)	3,505	128,213
Superior Industries International, Inc. (a)	25,832	114,436
Sypris Solutions, Inc. (a)	11,199	30,013
Tenneco, Inc. (a)	74,191	779,006
The Goodyear Tire & Rubber Co. (a)	268,958	5,408,745
Unique Fabricating, Inc. (a)	2,233	5,002
Veoneer, Inc. (a)(b)	98,701	3,513,756
Visteon Corp. (a)	27,410	2,903,267
XL Fleet Corp. (Class A) (a)(b)	97,067	440,684
XPEL, Inc. (a)(b)	16,231	1,166,847
		131,360,638
Automobiles - 2.5%
Arcimoto, Inc. (a)(b)	26,101	267,013
AYRO, Inc. (a)	21,854	49,390
Canoo, Inc. (a)(b)	139,662	1,671,754
Electric Last Mile Solutions, Inc. (a)(b)	45,315	359,348
Faraday Future Intelligent Electric, Inc. (a)(b)	172,406	1,060,297
Fisker, Inc. (a)(b)	136,814	2,926,451
Ford Motor Co.	3,799,752	72,917,241
General Motors Co. (a)	1,406,005	81,365,509
Harley-Davidson, Inc.	148,118	5,425,562
Lordstown Motors Corp. Class A (a)(b)	104,886	490,866
Lucid Group, Inc. Class A (a)(b)	532,868	28,231,347
Rivian Automotive, Inc.	150,511	18,025,197
Tesla, Inc. (a)	786,098	899,893,546
Thor Industries, Inc. (b)	53,402	5,645,125
Winnebago Industries, Inc.	33,230	2,399,871
Workhorse Group, Inc. (a)(b)	106,031	619,221
		1,121,347,738
Distributors - 0.1%
Amcon Distributing Co.	146	24,820
Educational Development Corp.	7,003	64,218
Funko, Inc. (a)	26,155	427,373
Genuine Parts Co.	137,922	17,618,156
LKQ Corp.	261,964	14,643,788
Pool Corp.	38,784	21,490,990
Weyco Group, Inc.	6,020	148,273
		54,417,618
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	72,763	1,731,032
Adtalem Global Education, Inc. (a)	48,939	1,452,020
American Public Education, Inc. (a)	17,938	338,849
Aspen Group, Inc. (a)	20,278	62,456
Bright Horizons Family Solutions, Inc. (a)	58,007	7,131,961
Carriage Services, Inc.	15,746	814,698
Chegg, Inc. (a)	139,372	3,881,510
Coursera, Inc.	78,796	2,363,092
Duolingo, Inc. (b)	5,677	625,549
European Wax Center, Inc.	9,541	257,321
Frontdoor, Inc. (a)	84,221	2,910,678
Graham Holdings Co.	3,916	2,218,492
Grand Canyon Education, Inc. (a)	44,133	3,198,319
H&R Block, Inc.	173,487	4,108,172
Houghton Mifflin Harcourt Co. (a)	124,466	1,936,691
Laureate Education, Inc. Class A	95,743	957,430
Lincoln Educational Services Corp. (a)	21,801	153,697
Mister Car Wash, Inc.	39,110	628,107
OneSpaWorld Holdings Ltd. (a)(b)	53,612	505,561
Perdoceo Education Corp. (a)	68,263	672,391
PowerSchool Holdings, Inc. (b)	39,223	786,421
Regis Corp. (a)(b)	22,885	62,247
Rover Group, Inc. Class A	75,465	778,799
Service Corp. International	162,867	10,775,281
StoneMor, Inc. (a)	109,254	268,765
Strategic Education, Inc. (b)	22,582	1,208,137
Stride, Inc. (a)	41,217	1,406,736
Terminix Global Holdings, Inc. (a)	121,885	4,548,748
The Beachbody Co., Inc. (b)	98,372	255,767
Universal Technical Institute, Inc. (a)	29,734	249,766
Vivint Smart Home, Inc. Class A (a)(b)	37,226	392,362
WW International, Inc. (a)	49,663	835,332
Xpresspa Group, Inc. (a)(b)	96,566	172,853
Zovio, Inc. (a)	25,669	35,167
		57,724,407
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	53,481	680,813
Airbnb, Inc. Class A	325,955	56,240,276
Allied Esports Entertainment, Inc. (a)(b)	18,221	33,709
ARAMARK Holdings Corp.	247,507	8,266,734
Ark Restaurants Corp. (a)	2,024	33,295
Bally's Corp. (a)	29,028	1,112,934
BBQ Holdings, Inc. (a)	8,728	112,504
Biglari Holdings, Inc. (a)	73	50,443
Biglari Holdings, Inc. (a)	781	110,800
BJ's Restaurants, Inc. (a)	23,967	715,655
Bloomin' Brands, Inc. (a)	78,624	1,389,286
Bluegreen Vacations Holding Corp. Class A (a)	14,586	433,642
Booking Holdings, Inc. (a)	39,778	83,607,389
Boyd Gaming Corp. (a)	78,959	4,627,787
Brinker International, Inc. (a)	45,471	1,573,297
BurgerFi International, Inc. (a)(b)	12,624	82,435
Caesars Entertainment, Inc. (a)	206,166	18,569,372
Carnival Corp. (a)(b)	768,836	13,546,890
Carrols Restaurant Group, Inc.	32,790	93,779
Century Casinos, Inc. (a)	26,700	348,435
Chipotle Mexican Grill, Inc. (a)	27,224	44,740,194
Choice Hotels International, Inc.	31,873	4,575,369
Churchill Downs, Inc.	33,666	7,548,591
Chuy's Holdings, Inc. (a)	19,210	550,559
Cracker Barrel Old Country Store, Inc.	23,295	2,842,456
Darden Restaurants, Inc.	126,302	17,423,361
Dave & Buster's Entertainment, Inc. (a)	36,161	1,174,509
Del Taco Restaurants, Inc.	31,586	241,949
Denny's Corp. (a)(b)	65,073	901,261
Dine Brands Global, Inc. (a)	16,680	1,197,958
Domino's Pizza, Inc.	35,792	18,760,019
Dover Motorsports, Inc.	2,946	10,606
DraftKings, Inc. Class A (a)(b)	319,989	11,055,620
Drive Shack, Inc. (a)	74,306	127,063
El Pollo Loco Holdings, Inc. (a)	17,950	226,529
Esports Entertainment Group, Inc. (a)(b)	14,782	74,797
Esports Technologies, Inc. (b)	2,137	61,845
Everi Holdings, Inc. (a)	88,630	1,838,186
Expedia, Inc. (a)	140,491	22,631,695
F45 Training Holdings, Inc.	18,431	196,106
FAT Brands, Inc.:
Class A	875	8,733
Class B	87	1,000
Fiesta Restaurant Group, Inc. (a)	16,474	153,702
Flanigans Enterprises, Inc. (a)	648	20,477
Full House Resorts, Inc. (a)	34,741	311,279
GAN Ltd. (a)	36,918	356,997
Golden Entertainment, Inc. (a)	19,995	917,970
Golden Nugget Online Gaming, Inc. (a)	40,326	502,865
Good Times Restaurants, Inc. (a)	10,762	48,537
Hall of Fame Resort & Entertainment Co. (a)(b)	58,045	107,964
Hilton Grand Vacations, Inc. (a)	86,696	4,118,060
Hilton Worldwide Holdings, Inc. (a)	269,574	36,411,360
Hyatt Hotels Corp. Class A (a)	47,312	3,726,766
Inspired Entertainment, Inc. (a)(b)	20,328	262,028
Jack in the Box, Inc.	21,425	1,769,705
Krispy Kreme, Inc. (b)	30,229	439,832
Kura Sushi U.S.A., Inc. Class A (a)	3,679	233,984
Las Vegas Sands Corp. (a)	331,008	11,790,505
Lindblad Expeditions Holdings (a)	29,104	407,747
Luby's, Inc. (a)	19,077	54,560
Marriott International, Inc. Class A (a)	264,557	39,038,031
Marriott Vacations Worldwide Corp.	41,020	6,261,703
McDonald's Corp.	724,069	177,107,277
Membership Collective Group, Inc. Class A (b)	28,159	349,735
MGM Resorts International	385,784	15,269,331
Monarch Casino & Resort, Inc. (a)	13,044	878,774
Nathan's Famous, Inc. (b)	2,681	164,989
Noodles & Co. (a)	36,285	373,373
Norwegian Cruise Line Holdings Ltd. (a)(b)	355,723	6,940,156
Papa John's International, Inc.	31,774	3,873,886
Penn National Gaming, Inc. (a)	160,454	8,220,058
Planet Fitness, Inc. (a)	80,825	6,602,594
Playa Hotels & Resorts NV (a)	130,257	927,430
PlayAGS, Inc. (a)	31,282	225,230
Potbelly Corp. (a)	21,284	113,444
Rave Restaurant Group, Inc. (a)	10,032	12,440
RCI Hospitality Holdings, Inc.	8,133	514,900
Red Robin Gourmet Burgers, Inc. (a)	14,856	242,153
Red Rock Resorts, Inc.	58,290	2,771,107
Royal Caribbean Cruises Ltd. (a)	217,840	15,209,589
Rush Street Interactive, Inc. (a)	51,923	926,306
Ruth's Hospitality Group, Inc. (a)(b)	33,736	573,512
Scientific Games Corp. Class A (a)	92,699	5,925,320
SeaWorld Entertainment, Inc. (a)	50,098	2,955,281
Shake Shack, Inc. Class A (a)	37,779	2,757,489
Six Flags Entertainment Corp. (a)	76,252	2,788,536
Starbucks Corp.	1,142,911	125,308,762
Target Hospitality Corp. (a)	24,043	88,719
Texas Roadhouse, Inc. Class A	67,279	5,580,120
The Cheesecake Factory, Inc. (a)	47,704	1,828,017
The ONE Group Hospitality, Inc. (a)	20,441	267,982
Travel+Leisure Co.	80,598	3,967,034
Vail Resorts, Inc.	39,008	12,939,344
Wendy's Co.	171,009	3,519,365
Wingstop, Inc.	29,107	4,674,584
Wyndham Hotels & Resorts, Inc.	90,269	7,174,580
Wynn Resorts Ltd. (a)	101,623	8,232,479
Xponential Fitness, Inc.	9,189	178,726
Yum! Brands, Inc.	286,537	35,198,205
		899,432,780
Household Durables - 0.5%
Aterian, Inc. (a)(b)	21,462	104,735
Bassett Furniture Industries, Inc.	8,515	129,769
Beazer Homes U.S.A., Inc. (a)	29,902	587,275
Casper Sleep, Inc. (a)(b)	24,684	161,433
Cavco Industries, Inc. (a)	8,220	2,445,368
Century Communities, Inc.	29,335	2,084,838
Cricut, Inc. (b)	22,978	573,761
D.R. Horton, Inc.	314,844	30,760,259
Dixie Group, Inc. (a)	13,394	83,846
Dream Finders Homes, Inc. (b)	15,178	254,535
Emerson Radio Corp. (a)	6,994	6,576
Ethan Allen Interiors, Inc.	20,711	465,998
Flexsteel Industries, Inc.	6,418	182,143
Garmin Ltd.	146,886	19,615,156
GoPro, Inc. Class A (a)	122,043	1,220,430
Green Brick Partners, Inc. (a)	48,163	1,201,667
Hamilton Beach Brands Holding Co. Class A	7,024	105,360
Harbor Custom Development, Inc. (a)(b)	15,633	42,991
Helen of Troy Ltd. (a)	23,435	5,636,118
Hooker Furnishings Corp.	11,124	264,084
Hovnanian Enterprises, Inc. Class A (a)	4,386	418,907
Installed Building Products, Inc.	23,163	2,990,112
iRobot Corp. (a)(b)	27,634	2,097,697
KB Home	88,273	3,530,037
Koss Corp. (a)(b)	6,129	85,990
La-Z-Boy, Inc.	44,954	1,501,014
Landsea Homes Corp. (a)	11,273	85,562
Legacy Housing Corp. (a)	10,048	250,899
Leggett & Platt, Inc.	127,691	5,157,439
Lennar Corp.:
Class A	252,079	26,480,899
Class B	31,814	2,729,005
LGI Homes, Inc. (a)	20,809	2,989,421
Lifetime Brands, Inc.	10,953	177,877
Live Ventures, Inc. (a)	1,305	44,970
Lovesac (a)(b)	12,963	820,299
M.D.C. Holdings, Inc.	55,811	2,669,998
M/I Homes, Inc. (a)	28,839	1,611,812
Meritage Homes Corp. (a)	36,935	4,168,484
Mohawk Industries, Inc. (a)	53,892	9,046,850
Nephros, Inc. (a)	3,430	23,839
Newell Brands, Inc.	364,393	7,823,518
Nova LifeStyle, Inc. (a)(b)	1,541	2,974
NVR, Inc. (a)	3,263	17,050,284
PulteGroup, Inc.	251,585	12,586,798
Purple Innovation, Inc. (a)	58,213	600,758
Skyline Champion Corp. (a)	50,073	3,918,212
Snap One Holdings Corp.	12,169	266,988
Sonos, Inc. (a)	122,187	3,867,219
Taylor Morrison Home Corp. (a)	122,590	3,807,645
Tempur Sealy International, Inc.	189,915	8,135,959
Toll Brothers, Inc.	111,288	7,063,449
TopBuild Corp. (a)	31,724	8,558,818
Traeger, Inc.	23,519	303,630
TRI Pointe Homes, Inc. (a)	111,517	2,784,579
Tupperware Brands Corp. (a)	48,314	755,631
Universal Electronics, Inc. (a)	13,329	482,510
Vizio Holding Corp.	12,599	242,279
VOXX International Corp. (a)	14,657	150,821
Vuzix Corp. (a)(b)	58,910	634,461
Weber, Inc. (b)	16,145	217,312
Whirlpool Corp.	60,860	13,251,656
ZAGG, Inc. rights (a)(c)	23,001	2,070
		225,315,024
Internet & Direct Marketing Retail - 3.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	25,278	752,779
1847 Goedeker, Inc. (a)	94,315	199,948
1stDibs.com, Inc. (b)	3,945	50,851
Amazon.com, Inc. (a)	421,957	1,479,832,736
BARK, Inc.	82,683	443,181
CarParts.com, Inc. (a)(b)	42,499	525,713
Chewy, Inc. (a)(b)	83,066	5,670,085
ContextLogic, Inc. (b)	320,635	1,195,969
Digital Brands Group, Inc. (b)	2,370	6,518
Doordash, Inc.	148,291	26,509,982
Duluth Holdings, Inc. (a)	12,610	174,901
eBay, Inc.	628,745	42,415,138
Etsy, Inc. (a)	122,451	33,622,596
Groupon, Inc. (a)(b)	21,019	434,253
iMedia Brands, Inc. (a)	12,912	91,417
iPower, Inc. (b)	2,046	6,056
Lands' End, Inc. (a)	12,795	294,413
Liquidity Services, Inc. (a)	26,316	596,584
Overstock.com, Inc. (a)(b)	42,156	3,762,845
PARTS iD, Inc. (a)(b)	3,233	7,695
PetMed Express, Inc. (b)	20,012	547,528
Porch Group, Inc. Class A (a)	74,511	1,567,711
Poshmark, Inc. (b)	13,881	263,461
Quotient Technology, Inc. (a)	80,791	566,345
Qurate Retail, Inc. Series A	359,701	2,877,608
Remark Holdings, Inc. (a)(b)	83,320	94,152
Revolve Group, Inc. (a)	37,344	2,844,492
RumbleON, Inc. Class B (a)	3,118	123,005
Shutterstock, Inc.	23,094	2,632,947
Stitch Fix, Inc. (a)	70,590	1,757,691
The RealReal, Inc. (a)	76,846	1,196,492
thredUP, Inc. (a)(b)	19,430	363,730
Trxade Health, Inc. (a)	1,931	6,392
Waitr Holdings, Inc. (a)(b)	98,913	106,826
Wayfair LLC Class A (a)(b)	74,779	18,533,227
Xometry, Inc. (b)	7,367	366,214
		1,630,441,481
Leisure Products - 0.1%
Acushnet Holdings Corp.	33,719	1,833,639
American Outdoor Brands, Inc. (a)	13,464	317,616
AMMO, Inc. (b)	84,801	525,766
Brunswick Corp.	74,840	7,028,224
Callaway Golf Co. (a)	114,565	3,088,672
Clarus Corp.	24,122	636,580
Escalade, Inc.	9,166	155,914
Genius Brands International, Inc. (a)(b)	273,464	339,095
Hasbro, Inc.	124,917	12,105,706
Hayward Holdings, Inc. (b)	41,102	1,006,177
JAKKS Pacific, Inc. (a)	5,182	55,447
Johnson Outdoors, Inc. Class A	7,007	729,008
Latham Group, Inc. (b)	20,690	533,181
Malibu Boats, Inc. Class A (a)	20,582	1,429,832
Marine Products Corp. (b)	24,359	287,923
MasterCraft Boat Holdings, Inc. (a)	18,659	510,510
Mattel, Inc. (a)	335,904	7,124,524
Nautilus, Inc. (a)(b)	29,324	200,869
Peloton Interactive, Inc. Class A (a)	288,181	12,679,964
Polaris, Inc.	55,402	6,193,390
Smith & Wesson Brands, Inc.	46,792	1,064,518
Sturm, Ruger & Co., Inc.	17,036	1,221,311
Vinco Ventures, Inc. (a)(b)	52,175	158,612
Vista Outdoor, Inc. (a)	55,990	2,445,083
YETI Holdings, Inc. (a)	84,877	7,822,264
		69,493,825
Multiline Retail - 0.5%
Big Lots, Inc.	33,107	1,436,182
Dillard's, Inc. Class A (b)	4,371	1,197,217
Dollar General Corp.	228,621	50,593,827
Dollar Tree, Inc. (a)	224,364	30,026,634
Franchise Group, Inc.	27,883	1,331,413
Kohl's Corp.	150,150	7,692,185
Macy's, Inc.	301,000	8,578,500
Nordstrom, Inc. (a)	109,275	2,313,352
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	59,460	3,679,979
Target Corp.	479,214	116,851,542
Tuesday Morning Corp.	56,575	126,728
		223,827,559
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	60,256	2,169,216
Academy Sports & Outdoors, Inc. (a)	85,009	3,793,102
Advance Auto Parts, Inc.	63,258	13,962,306
America's Car Mart, Inc. (a)	6,253	613,669
American Eagle Outfitters, Inc. (b)	149,922	3,881,481
Arko Corp.	63,006	594,147
Asbury Automotive Group, Inc. (a)	22,132	3,621,680
AutoNation, Inc. (a)	42,689	5,287,033
AutoZone, Inc. (a)	20,839	37,865,922
Barnes & Noble Education, Inc. (a)	36,103	253,443
Bath & Body Works, Inc.	255,878	19,224,114
Bed Bath & Beyond, Inc. (a)(b)	101,071	1,852,631
Best Buy Co., Inc.	217,811	23,275,283
Big 5 Sporting Goods Corp. (b)	20,361	483,167
Boot Barn Holdings, Inc. (a)	29,117	3,562,174
Build-A-Bear Workshop, Inc.	13,150	224,339
Burlington Stores, Inc. (a)	64,347	18,862,036
Caleres, Inc.	37,431	883,746
Camping World Holdings, Inc. (b)	40,775	1,788,392
CarLotz, Inc. Class A (a)(b)	65,382	193,531
CarMax, Inc. (a)	157,340	22,224,275
Carvana Co. Class A (a)(b)	81,722	22,916,483
Chico's FAS, Inc. (a)	119,446	684,426
Citi Trends, Inc. (a)	9,257	784,994
Conn's, Inc. (a)	18,708	409,331
Designer Brands, Inc. Class A (a)(b)	60,081	821,908
Dick's Sporting Goods, Inc.	63,245	7,435,082
Envela Corp. (a)	5,528	22,499
EVgo, Inc. Class A (a)(b)	66,269	830,351
Express, Inc. (a)	63,356	230,616
Five Below, Inc. (a)	54,389	11,064,898
Floor & Decor Holdings, Inc. Class A (a)	102,405	13,201,029
Foot Locker, Inc.	87,978	4,015,316
GameStop Corp. Class A (a)(b)	60,257	11,823,026
Gap, Inc.	211,030	3,488,326
Genesco, Inc. (a)	13,967	882,714
Group 1 Automotive, Inc.	17,742	3,455,255
GrowGeneration Corp. (a)(b)	52,239	851,496
Guess?, Inc.	37,715	850,473
Haverty Furniture Companies, Inc. (b)	16,069	480,624
Hibbett, Inc. (b)	14,942	1,164,729
J.Jill, Inc. (a)	4,052	62,847
JOANN, Inc. (b)	11,172	102,112
Kirkland's, Inc. (a)(b)	12,590	271,818
Lazydays Holdings, Inc. (a)(b)	8,341	168,738
Leslie's, Inc. (a)	128,298	2,689,126
Lithia Motors, Inc. Class A (sub. vtg.)	29,172	8,498,679
LMP Automotive Holdings, Inc. (a)(b)	5,881	60,221
Lowe's Companies, Inc.	684,721	167,475,909
Lumber Liquidators Holdings, Inc. (a)	29,822	457,469
MarineMax, Inc. (a)	21,479	1,144,186
Monro, Inc. (b)	33,268	1,863,673
Murphy U.S.A., Inc.	23,288	4,036,509
National Vision Holdings, Inc. (a)(b)	80,067	3,846,419
O'Reilly Automotive, Inc. (a)	66,719	42,577,397
OneWater Marine, Inc. Class A	9,616	492,147
Party City Holdco, Inc. (a)	108,598	597,289
Penske Automotive Group, Inc.	30,640	3,052,357
Petco Health & Wellness Co., Inc. (b)	80,054	1,534,635
Rent-A-Center, Inc.	59,584	2,631,825
RH (a)(b)	16,470	9,604,975
Ross Stores, Inc.	345,017	37,637,905
Sally Beauty Holdings, Inc. (a)	110,885	2,172,237
Shift Technologies, Inc. Class A (a)(b)	57,724	266,108
Shoe Carnival, Inc. (b)	16,708	653,283
Signet Jewelers Ltd.	51,495	5,002,224
Sleep Number Corp. (a)	23,311	1,859,752
Sonic Automotive, Inc. Class A (sub. vtg.)	20,939	940,370
Sportsman's Warehouse Holdings, Inc. (a)	41,485	706,490
The Aaron's Co., Inc.	32,406	719,413
The Buckle, Inc. (b)	29,272	1,376,955
The Cato Corp. Class A (sub. vtg.)	19,666	323,506
The Children's Place, Inc. (a)	13,808	1,194,806
The Container Store Group, Inc. (a)	30,644	356,390
The Home Depot, Inc.	1,030,132	412,681,181
The ODP Corp. (a)	45,477	1,717,212
Tile Shop Holdings, Inc.	33,699	242,970
Tilly's, Inc.	25,037	376,056
TJX Companies, Inc.	1,167,993	81,058,714
Torrid Holdings, Inc. (b)	9,531	155,069
Tractor Supply Co.	110,297	24,853,223
TravelCenters of America LLC (a)	12,018	627,580
Ulta Beauty, Inc. (a)	52,917	20,317,482
Urban Outfitters, Inc. (a)	65,127	2,062,572
Victoria's Secret & Co.	73,468	3,987,843
Vroom, Inc. (a)(b)	125,291	1,732,775
Williams-Sonoma, Inc.	72,605	14,146,358
Winmark Corp.	2,797	705,124
Zumiez, Inc. (a)	21,610	988,874
		1,120,060,066
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	146,263	8,661,695
Carter's, Inc.	43,051	4,349,443
Charles & Colvard Ltd. (a)	24,455	75,566
Columbia Sportswear Co.	34,188	3,334,356
Crocs, Inc. (a)	60,336	9,896,311
Crown Crafts, Inc.	3,488	26,509
Culp, Inc.	8,816	93,538
Deckers Outdoor Corp. (a)	26,761	10,848,909
Delta Apparel, Inc. (a)	5,735	168,838
Forward Industries, Inc. (NY Shares) (a)(b)	3,817	7,023
Fossil Group, Inc. (a)	46,279	553,034
G-III Apparel Group Ltd. (a)	43,618	1,292,838
Hanesbrands, Inc.	335,804	5,423,235
Jerash Holdings U.S., Inc.	1,731	12,325
Kontoor Brands, Inc.	46,868	2,527,123
Lakeland Industries, Inc. (a)(b)	7,827	149,809
Levi Strauss & Co. Class A	89,436	2,286,879
lululemon athletica, Inc. (a)	114,692	52,117,192
Movado Group, Inc.	17,085	766,604
NIKE, Inc. Class B	1,238,319	209,573,108
Oxford Industries, Inc. (b)	15,703	1,500,265
PLBY Group, Inc. (a)	20,282	777,815
PVH Corp.	68,355	7,298,947
Ralph Lauren Corp.	46,626	5,410,481
Rocky Brands, Inc.	6,629	235,528
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	129,435	5,814,220
Steven Madden Ltd.	75,865	3,599,794
Superior Group of Companies, Inc.	9,505	212,532
Tapestry, Inc.	268,886	10,787,706
Toughbuilt Industries, Inc. (a)(b)	53,659	20,906
Under Armour, Inc.:
Class A (sub. vtg.) (a)	215,248	5,077,700
Class C (non-vtg.) (a)	162,885	3,269,102
Unifi, Inc. (a)	14,605	297,504
Vera Bradley, Inc. (a)	22,155	210,694
VF Corp.	314,434	22,554,351
Vince Holding Corp. (a)	1,696	17,130
Wolverine World Wide, Inc.	81,514	2,537,531
		381,786,541
TOTAL CONSUMER DISCRETIONARY		5,915,207,677
CONSUMER STAPLES - 5.1%
Beverages - 1.2%
Alkaline Water Co., Inc. (a)(b)	91,198	113,998
Boston Beer Co., Inc. Class A (a)	9,244	4,170,615
Brown-Forman Corp.:
Class A	40,172	2,638,095
Class B (non-vtg.)	187,357	13,182,439
Celsius Holdings, Inc. (a)	37,319	2,552,993
Coca-Cola Bottling Co. Consolidated	4,541	2,590,958
Constellation Brands, Inc. Class A (sub. vtg.)	162,604	36,639,559
Duckhorn Portfolio, Inc.	30,923	594,031
Eastside Distilling, Inc. (a)(b)	11,228	20,884
Keurig Dr. Pepper, Inc.	710,402	24,146,564
MGP Ingredients, Inc. (b)	12,844	1,001,575
Molson Coors Beverage Co. Class B	182,638	8,116,433
Monster Beverage Corp. (a)	362,890	30,402,924
National Beverage Corp. (b)	22,868	1,187,764
Newage, Inc. (a)	128,559	145,272
PepsiCo, Inc.	1,339,859	214,082,671
REED'S, Inc. (a)	79,714	34,676
The Coca-Cola Co.	3,766,968	197,577,472
Vintage Wine Estates, Inc.	30,045	337,105
Willamette Valley Vineyards, Inc. (a)	4,326	55,805
Zevia PBC (b)	9,810	75,047
		539,666,880
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	96,794	3,406,181
Andersons, Inc.	31,309	1,063,880
BJ's Wholesale Club Holdings, Inc. (a)	133,208	8,811,709
Blue Apron Holdings, Inc.:
rights 10/28/21 (a)(c)	17,555	0
Class A (a)(b)	17,555	196,792
Casey's General Stores, Inc.	35,306	6,859,603
Chefs' Warehouse Holdings (a)	31,462	977,524
Costco Wholesale Corp.	428,339	231,037,490
Grocery Outlet Holding Corp. (a)	84,905	2,458,849
HF Foods Group, Inc. (a)	31,756	226,738
Ingles Markets, Inc. Class A (b)	13,606	1,044,669
Kroger Co.	656,185	27,251,363
Natural Grocers by Vitamin Cottage, Inc.	11,428	146,964
Performance Food Group Co. (a)	147,604	5,949,917
PriceSmart, Inc.	23,631	1,694,815
Rite Aid Corp. (a)(b)	53,929	664,405
SpartanNash Co.	35,535	850,353
Sprouts Farmers Market LLC (a)	109,121	2,887,342
Sysco Corp.	493,735	34,581,199
U.S. Foods Holding Corp. (a)	212,763	6,685,013
United Natural Foods, Inc. (a)	55,328	2,750,908
Village Super Market, Inc. Class A (b)	7,192	152,902
Walgreens Boots Alliance, Inc.	693,090	31,050,432
Walmart, Inc.	1,385,173	194,796,879
Weis Markets, Inc. (b)	16,113	1,014,313
		566,560,240
Food Products - 0.9%
Alico, Inc.	4,078	141,996
AppHarvest, Inc. (a)(b)	60,737	304,292
Arcadia Biosciences, Inc. (a)(b)	27,868	35,950
Archer Daniels Midland Co.	540,284	33,611,068
B&G Foods, Inc. Class A (b)	64,123	1,932,026
Beyond Meat, Inc. (a)(b)	59,066	4,149,977
Bridgford Foods Corp. (a)	1,670	19,372
Bunge Ltd.	136,844	11,846,585
Cal-Maine Foods, Inc. (a)	35,994	1,297,944
Calavo Growers, Inc. (b)	15,824	641,505
Campbell Soup Co.	196,789	7,936,500
Coffee Holding Co., Inc. (a)	4,336	19,078
Conagra Brands, Inc.	465,939	14,234,436
Darling Ingredients, Inc. (a)	156,672	10,578,493
Farmer Brothers Co. (a)	15,766	99,168
Flowers Foods, Inc.	193,632	4,999,578
Fresh Del Monte Produce, Inc.	32,744	810,741
Freshpet, Inc. (a)	42,623	4,604,136
General Mills, Inc.	585,420	36,161,393
Hormel Foods Corp. (b)	270,082	11,181,395
Hostess Brands, Inc. Class A (a)	126,986	2,157,492
Ingredion, Inc.	65,438	6,094,241
J&J Snack Foods Corp.	14,607	1,995,024
John B. Sanfilippo & Son, Inc.	8,599	708,558
Kellogg Co.	245,553	15,022,933
Laird Superfood, Inc. (a)	2,597	34,618
Lamb Weston Holdings, Inc.	139,573	7,246,630
Lancaster Colony Corp.	19,583	2,863,035
Landec Corp. (a)	23,956	190,450
Lifeway Foods, Inc. (a)	4,358	22,269
Limoneira Co.	13,807	201,858
McCormick & Co., Inc. (non-vtg.)	240,008	20,597,487
Mission Produce, Inc. (a)(b)	37,888	670,996
Mondelez International, Inc.	1,356,050	79,925,587
Nuzee, Inc. (a)	8,894	41,357
Pilgrim's Pride Corp. (a)	47,867	1,344,105
Post Holdings, Inc. (a)	56,917	5,498,182
RiceBran Technologies (a)	47,061	20,236
Rocky Mountain Chocolate Factory, Inc. (a)	3,286	27,931
S&W Seed Co. (a)	20,820	60,794
Sanderson Farms, Inc.	20,689	3,884,980
Seaboard Corp.	259	1,007,515
Seneca Foods Corp. Class A (a)	7,345	313,705
Tattooed Chef, Inc. (a)(b)	43,572	701,073
The Hain Celestial Group, Inc. (a)	92,141	3,633,120
The Hershey Co.	141,106	25,044,904
The J.M. Smucker Co.	104,895	13,266,071
The Kraft Heinz Co.	685,460	23,038,311
The Simply Good Foods Co. (a)	83,224	3,076,791
Tootsie Roll Industries, Inc. (b)	16,504	519,051
TreeHouse Foods, Inc. (a)	54,624	2,004,701
Tyson Foods, Inc. Class A	284,644	22,475,490
Utz Brands, Inc. Class A (b)	60,011	846,755
Vital Farms, Inc. (a)(b)	20,885	353,165
Whole Earth Brands, Inc. Class A (a)	37,107	391,850
		389,886,898
Household Products - 1.1%
Central Garden & Pet Co. (a)	36,867	1,776,252
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,208	442,517
Church & Dwight Co., Inc.	235,561	21,054,442
Colgate-Palmolive Co.	815,728	61,195,915
Energizer Holdings, Inc. (b)	62,664	2,330,474
Kimberly-Clark Corp.	324,562	42,293,674
Ocean Bio-Chem, Inc.	2,872	28,289
Oil-Dri Corp. of America	4,948	164,768
Procter & Gamble Co.	2,354,616	340,430,381
Reynolds Consumer Products, Inc. (b)	53,411	1,558,533
Spectrum Brands Holdings, Inc.	41,929	4,197,093
The Clorox Co.	119,222	19,415,303
WD-40 Co. (b)	13,621	3,055,871
		497,943,512
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)(b)	37,808	813,628
Better Choice Co., Inc.	9,205	34,611
Coty, Inc. Class A (a)	328,625	3,197,521
Cyanotech Corp. (a)	678	2,393
Edgewell Personal Care Co. (b)	53,860	2,286,896
elf Beauty, Inc. (a)	45,766	1,378,472
Estee Lauder Companies, Inc. Class A	224,398	74,515,844
Guardion Health Sciences, Inc. (a)(b)	18,722	18,909
Herbalife Nutrition Ltd. (a)	99,641	3,722,588
Inter Parfums, Inc.	17,272	1,517,000
Lifemd, Inc. (a)(b)	19,085	77,676
LifeVantage Corp. (a)	10,415	66,968
Mannatech, Inc.	902	32,833
MediFast, Inc.	11,568	2,380,000
Natural Alternatives International, Inc. (a)	4,441	57,422
Natural Health Trends Corp. (b)	6,482	45,763
Nature's Sunshine Products, Inc.	14,324	243,508
Nu Skin Enterprises, Inc. Class A (b)	49,734	2,182,328
Revlon, Inc. (a)	6,195	70,437
Summer Infant, Inc. (a)(b)	1,068	11,534
The Beauty Health Co.	84,072	2,182,509
The Honest Co., Inc.	26,269	224,337
USANA Health Sciences, Inc. (a)	11,923	1,188,962
Veru, Inc. (a)	58,949	442,118
		96,694,257
Tobacco - 0.5%
22nd Century Group, Inc. (a)	157,623	395,634
Altria Group, Inc.	1,782,372	76,000,342
Philip Morris International, Inc.	1,508,778	129,664,381
Turning Point Brands, Inc.	13,506	513,228
Universal Corp. (b)	25,056	1,166,858
Vector Group Ltd. (b)	125,884	1,956,237
		209,696,680
TOTAL CONSUMER STAPLES		2,300,448,467
ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Archrock, Inc.	130,629	965,348
Aspen Aerogels, Inc. (a)	24,339	1,391,217
Baker Hughes Co. Class A	800,981	18,694,897
Bristow Group, Inc. (a)	23,046	684,466
Cactus, Inc.	57,314	2,091,961
Championx Corp. (a)	198,605	4,053,528
Core Laboratories NV (b)	44,921	1,028,242
Dawson Geophysical Co. (a)	24,602	57,323
DMC Global, Inc. (a)	18,594	678,681
Dril-Quip, Inc. (a)	34,901	666,958
ENGlobal Corp. (a)(b)	22,259	41,847
Enservco Corp. (a)(b)	405	425
Expro Group Holdings NV (a)	27,462	384,743
Exterran Corp. (a)(b)	23,043	78,577
Forum Energy Technologies, Inc. (a)	4,007	70,523
FTS International, Inc. Class A	8,431	222,073
Geospace Technologies Corp. (a)	13,380	115,202
Gulf Island Fabrication, Inc. (a)	6,737	26,948
Halliburton Co.	857,138	18,505,609
Helix Energy Solutions Group, Inc. (a)	137,559	418,179
Helmerich & Payne, Inc.	105,250	2,362,863
Independence Contract Drilling, Inc. (a)(b)	5,033	15,300
ION Geophysical Corp. (a)(b)	30,389	52,877
KLX Energy Services Holdings, Inc. (a)	4,777	19,108
Liberty Oilfield Services, Inc. Class A (a)	105,086	966,791
Mammoth Energy Services, Inc. (a)(b)	11,509	22,212
MIND Technology, Inc. (a)	11,948	19,714
Nabors Industries Ltd. (a)	7,412	603,782
Natural Gas Services Group, Inc. (a)	10,989	117,143
NCS Multistage Holdings, Inc. (a)	611	19,631
Newpark Resources, Inc. (a)	87,176	237,990
Nextier Oilfield Solutions, Inc. (a)	157,699	567,716
Nine Energy Service, Inc. (a)(b)	13,017	17,182
Noble Corp.	59,005	1,378,357
NOV, Inc.	371,757	4,431,343
Oceaneering International, Inc. (a)	96,916	1,036,032
Oil States International, Inc. (a)	59,855	302,866
Patterson-UTI Energy, Inc.	182,088	1,285,541
Profire Energy, Inc. (a)	12,262	13,611
ProPetro Holding Corp. (a)	86,142	708,087
Ranger Energy Services, Inc. Class A (a)	3,874	38,740
RPC, Inc. (a)(b)	58,523	235,848
Schlumberger Ltd.	1,350,051	38,719,463
SEACOR Marine Holdings, Inc. (a)	17,542	65,256
Select Energy Services, Inc. Class A (a)	61,441	352,057
Smart Sand, Inc. (a)	20,664	39,675
Solaris Oilfield Infrastructure, Inc. Class A	30,346	207,567
Superior Drilling Products, Inc. (a)(b)	7,643	6,505
TechnipFMC PLC (a)	417,105	2,364,985
TETRA Technologies, Inc. (a)	130,100	339,561
Tidewater, Inc. (a)	40,207	419,359
Transocean Ltd. (United States) (a)(b)	589,946	1,781,637
U.S. Silica Holdings, Inc. (a)	72,205	700,389
U.S. Well Services, Inc. (a)(b)	11,406	19,618
Valaris Ltd.	64,963	2,017,751
Weatherford International PLC (a)	64,051	1,841,466
		113,504,770
Oil, Gas & Consumable Fuels - 2.4%
Adams Resources & Energy, Inc.	1,865	50,821
Aemetis, Inc. (a)	27,312	512,373
Alto Ingredients, Inc. (a)	66,717	347,596
Altus Midstream Co.	2,798	177,337
American Resources Corp. (a)(b)	32,951	61,948
Amplify Energy Corp. (a)(b)	34,705	109,668
Antero Midstream GP LP	321,438	3,121,163
Antero Resources Corp. (a)	279,913	4,915,272
APA Corp.	364,906	9,403,628
Arch Resources, Inc. (b)	14,788	1,145,922
Barnwell Industries, Inc. (a)	839	2,106
Battalion Oil Corp. (a)	6,280	71,906
Berry Corp.	67,530	549,694
Brigham Minerals, Inc. Class A	45,937	953,652
California Resources Corp.	79,882	3,120,990
Callon Petroleum Co. (a)(b)	38,022	1,933,038
Camber Energy, Inc. (a)(b)	97,183	115,648
Centennial Resource Development, Inc. Class A (a)(b)	179,653	1,119,238
Centrus Energy Corp. Class A (a)(b)	10,414	577,873
Cheniere Energy, Inc.	228,232	23,920,996
Chesapeake Energy Corp.	100,209	5,966,444
Chevron Corp.	1,874,391	211,562,512
Civitas Resources, Inc.	48,479	2,477,762
Clean Energy Fuels Corp. (a)(b)	166,355	1,192,765
CNX Resources Corp. (a)	214,059	2,919,765
Comstock Resources, Inc. (a)(b)	85,473	691,477
ConocoPhillips Co.	1,296,731	90,939,745
CONSOL Energy, Inc. (a)	30,123	661,200
Contango Oil & Gas Co. (a)(b)	133,397	464,222
Continental Resources, Inc. (b)	57,467	2,548,087
Coterra Energy, Inc.	787,279	15,808,562
CVR Energy, Inc.	29,860	466,115
Delek U.S. Holdings, Inc. (a)	74,249	1,164,224
Denbury, Inc. (a)	49,270	3,922,877
Devon Energy Corp.	608,549	25,595,571
Diamondback Energy, Inc.	164,592	17,566,904
Dorian LPG Ltd. (b)	26,286	323,581
DT Midstream, Inc.	94,618	4,340,128
Earthstone Energy, Inc. (a)	24,481	250,196
Ecoark Holdings, Inc. (a)(b)	14,976	45,976
EOG Resources, Inc.	564,928	49,148,736
Epsilon Energy Ltd. (a)	11,160	60,822
EQT Corp. (a)	291,472	5,663,301
Equitrans Midstream Corp.	398,756	3,836,033
Evolution Petroleum Corp.	26,812	133,256
Exxon Mobil Corp.	4,101,654	245,442,975
Falcon Minerals Corp.	37,797	175,378
Gevo, Inc. (a)(b)	195,069	1,121,647
Goodrich Petroleum Corp. (a)	11,303	259,969
Green Plains, Inc. (a)	51,794	2,001,838
Gulfport Energy Corp.	11,885	867,486
Hallador Energy Co. (a)	23,266	57,234
Hess Corp.	265,901	19,814,943
HollyFrontier Corp.	146,008	4,718,979
Houston American Energy Corp. (a)	6,711	11,006
International Seaways, Inc. (b)	42,774	624,500
Kinder Morgan, Inc.	1,886,499	29,165,275
Kosmos Energy Ltd. (a)	397,294	1,454,096
Laredo Petroleum, Inc. (a)(b)	12,924	761,224
Lightbridge Corp. (a)(b)	5,102	46,530
Magnolia Oil & Gas Corp. Class A	139,597	2,648,155
Marathon Oil Corp.	761,122	11,789,780
Marathon Petroleum Corp.	617,016	37,545,424
Matador Resources Co. (b)	107,960	4,239,589
Murphy Oil Corp.	141,492	3,760,857
NACCO Industries, Inc. Class A	3,656	108,327
New Fortress Energy, Inc.	39,954	994,455
Nextdecade Corp. (a)	34,665	110,235
Northern Oil & Gas, Inc.	63,084	1,285,652
Oasis Petroleum, Inc.	17,893	2,145,371
Occidental Petroleum Corp.	856,732	25,402,104
ONEOK, Inc.	430,164	25,741,014
Overseas Shipholding Group, Inc. (a)	72,216	129,267
Ovintiv, Inc.	250,875	8,720,415
Par Pacific Holdings, Inc. (a)	43,495	588,922
PBF Energy, Inc. Class A (a)	92,959	1,164,776
PDC Energy, Inc.	96,837	4,883,490
Peabody Energy Corp. (a)	82,123	817,945
Pedevco Corp. (a)	16,869	18,387
Phillips 66 Co.	422,703	29,238,367
Phx Minerals, Inc. Class A	32,020	79,730
Pioneer Natural Resources Co.	219,706	39,177,974
PrimeEnergy Corp. (a)	351	22,148
Range Resources Corp. (a)	249,564	4,881,472
Ranger Oil Corp. (a)	15,865	427,086
Renewable Energy Group, Inc. (a)	49,291	2,355,124
Rex American Resources Corp. (a)	5,124	466,284
Riley Exploration Permian, Inc. (b)	3,177	55,820
Ring Energy, Inc. (a)(b)	82,723	191,090
SandRidge Energy, Inc. (a)	31,262	332,315
SilverBow Resources, Inc. (a)	6,888	162,350
SM Energy Co.	118,942	3,449,318
Southwestern Energy Co. (a)	667,560	2,990,669
Talos Energy, Inc. (a)	43,746	436,148
Targa Resources Corp.	220,939	11,407,081
Tellurian, Inc. (a)(b)	376,279	1,226,670
Texas Pacific Land Corp. (b)	5,988	7,238,115
The Williams Companies, Inc.	1,176,378	31,515,167
U.S. Energy Corp. (a)	2,763	9,892
Uranium Energy Corp. (a)(b)	225,821	885,218
VAALCO Energy, Inc. (a)	50,007	153,021
Valero Energy Corp.	394,381	26,399,864
Vertex Energy, Inc. (a)(b)	41,361	203,496
W&T Offshore, Inc. (a)	88,402	304,103
Whiting Petroleum Corp. (a)	38,128	2,466,500
World Fuel Services Corp.	61,786	1,544,032
		1,106,197,429
TOTAL ENERGY		1,219,702,199
FINANCIALS - 11.5%
Banks - 4.3%
1st Constitution Bancorp	7,898	188,288
1st Source Corp.	16,698	772,283
ACNB Corp.	8,227	238,912
Allegiance Bancshares, Inc.	18,176	734,856
Amalgamated Financial Corp.	17,016	287,911
Amerant Bancorp, Inc. Class A (a)	25,467	716,896
American National Bankshares, Inc.	10,670	390,309
Ameris Bancorp	64,082	3,118,871
AmeriServ Financial, Inc.	16,210	62,409
Ames National Corp.	8,725	213,763
Arrow Financial Corp.	15,984	551,448
Associated Banc-Corp.	149,615	3,276,569
Atlantic Capital Bancshares, Inc. (a)	19,452	543,489
Atlantic Union Bankshares Corp.	77,409	2,516,567
Auburn National Bancorp., Inc.	2,294	77,996
Banc of California, Inc.	52,970	1,037,682
BancFirst Corp.	18,144	1,154,503
Bancorp, Inc., Delaware (a)	56,477	1,596,605
Bank First National Corp. (b)	6,170	433,319
Bank of America Corp.	7,177,049	319,163,369
Bank of Hawaii Corp.	39,617	3,160,644
Bank of Marin Bancorp	15,771	546,307
Bank of South Carolina Corp.	800	16,232
Bank of the James Financial Group, Inc.	6,254	99,376
Bank OZK	118,125	5,281,369
Bank7 Corp.	985	22,645
BankFinancial Corp.	15,633	166,022
BankUnited, Inc.	91,305	3,619,330
Bankwell Financial Group, Inc.	5,907	182,467
Banner Corp.	33,948	1,944,541
Bar Harbor Bankshares	14,264	407,522
BayCom Corp. (a)	10,110	184,103
BCB Bancorp, Inc.	13,944	204,837
Berkshire Hills Bancorp, Inc.	48,619	1,298,613
Blue Ridge Bankshares, Inc.	15,915	283,446
BOK Financial Corp.	29,983	3,094,545
Brookline Bancorp, Inc., Delaware	75,290	1,161,725
Bryn Mawr Bank Corp.	18,922	843,921
Business First Bancshares, Inc.	19,232	528,880
Byline Bancorp, Inc.	22,456	583,182
C & F Financial Corp.	3,192	159,919
Cadence Bank	189,928	5,549,696
California Bancorp, Inc. (a)	8,230	155,136
Cambridge Bancorp	6,833	606,634
Camden National Corp.	14,433	661,320
Capital Bancorp, Inc.	8,762	232,806
Capital City Bank Group, Inc.	11,135	295,189
Capstar Financial Holdings, Inc.	17,866	372,149
Carter Bankshares, Inc.	23,269	337,633
Cathay General Bancorp	66,721	2,796,277
CB Financial Services, Inc.	4,567	108,329
CBTX, Inc.	17,652	490,726
Central Pacific Financial Corp.	27,119	725,976
Central Valley Community Bancorp	10,451	219,471
Chemung Financial Corp.	3,381	160,428
ChoiceOne Financial Services, Inc.	7,191	182,436
CIT Group, Inc.	96,856	4,751,755
Citigroup, Inc.	1,964,930	125,166,041
Citizens & Northern Corp.	16,188	400,491
Citizens Community Bancorp, Inc.	7,162	97,475
Citizens Financial Group, Inc.	412,633	19,505,162
Citizens Holding Co.	5,474	98,806
City Holding Co.	15,072	1,182,549
Civista Bancshares, Inc.	14,444	339,867
CNB Financial Corp., Pennsylvania	16,167	426,000
Coastal Financial Corp. of Washington (a)	8,923	390,203
Codorus Valley Bancorp, Inc. (b)	8,016	174,027
Colony Bankcorp, Inc.	8,381	150,858
Columbia Banking Systems, Inc.	75,862	2,492,825
Comerica, Inc.	129,725	10,706,204
Commerce Bancshares, Inc.	101,697	7,098,451
Community Bank System, Inc.	52,852	3,734,522
Community Bankers Trust Corp.	27,267	306,481
Community Financial Corp.	4,837	179,066
Community Trust Bancorp, Inc.	15,045	631,890
Community West Bancshares	9,654	127,191
ConnectOne Bancorp, Inc.	33,400	1,085,500
County Bancorp, Inc.	4,756	161,086
CrossFirst Bankshares, Inc. (a)	45,435	635,636
Cullen/Frost Bankers, Inc.	53,954	6,792,269
Customers Bancorp, Inc. (a)	29,565	1,704,127
CVB Financial Corp.	124,914	2,387,107
Dime Community Bancshares, Inc.	34,748	1,191,856
Eagle Bancorp Montana, Inc.	5,640	124,136
Eagle Bancorp, Inc.	30,891	1,740,708
East West Bancorp, Inc.	136,314	10,496,178
Eastern Bankshares, Inc.	167,576	3,373,305
Emclaire Financial Corp. (b)	3,240	92,340
Enterprise Bancorp, Inc.	8,724	343,900
Enterprise Financial Services Corp.	36,691	1,701,362
Equity Bancshares, Inc.	13,660	444,223
Esquire Financial Holdings, Inc. (a)	6,454	213,047
Evans Bancorp, Inc.	5,091	200,840
Farmers & Merchants Bancorp, Inc.	9,727	285,877
Farmers National Banc Corp.	28,619	503,408
FB Financial Corp.	34,286	1,470,869
Fidelity D & D Bancorp, Inc. (b)	3,766	192,104
Fifth Third Bancorp	665,494	28,050,572
Financial Institutions, Inc.	15,188	467,790
First Bancorp, North Carolina	34,023	1,511,982
First Bancorp, Puerto Rico	207,066	2,751,907
First Bancshares, Inc.	20,922	813,029
First Bank Hamilton New Jersey	14,305	206,993
First Busey Corp.	50,860	1,307,102
First Business Finance Services, Inc.	6,798	194,491
First Capital, Inc.	3,136	125,409
First Citizens Bancshares, Inc. (b)	6,891	5,540,226
First Commonwealth Financial Corp.	92,768	1,394,303
First Community Bankshares, Inc.	15,047	492,037
First Community Corp.	6,412	135,357
First Financial Bancorp, Ohio	95,001	2,185,023
First Financial Bankshares, Inc. (b)	124,954	6,237,704
First Financial Corp., Indiana	11,678	507,526
First Financial Northwest, Inc.	8,821	146,164
First Foundation, Inc.	38,492	978,467
First Guaranty Bancshares, Inc.	4,272	93,514
First Hawaiian, Inc.	114,024	2,993,130
First Horizon National Corp.	530,188	8,551,932
First Internet Bancorp	8,982	389,010
First Interstate Bancsystem, Inc.	33,872	1,381,978
First Merchants Corp.	53,590	2,137,705
First Mid-Illinois Bancshares, Inc.	15,208	639,192
First Midwest Bancorp, Inc., Delaware	110,458	2,179,336
First National Corp. (b)	3,023	68,622
First Northwest Bancorp	9,923	181,095
First of Long Island Corp.	21,091	441,856
First Republic Bank	170,629	35,774,076
First Savings Financial Group, Inc.	5,382	138,856
First U.S. Bancshares, Inc.	8,570	98,555
First United Corp.	6,093	113,756
First Western Financial, Inc. (a)	5,604	168,008
Five Star Bancorp	4,872	144,650
Flushing Financial Corp.	29,329	692,751
FNB Corp., Pennsylvania	304,300	3,548,138
FNCM Bancorp, Inc.	13,381	120,697
Franklin Financial Services Corp.	4,304	142,032
Fulton Financial Corp.	156,848	2,476,630
FVCBankcorp, Inc. (a)	10,811	217,409
German American Bancorp, Inc.	23,921	936,029
Glacier Bancorp, Inc.	105,572	5,732,560
Great Southern Bancorp, Inc.	10,308	573,434
Great Western Bancorp, Inc.	53,677	1,800,863
Guaranty Bancshares, Inc. Texas	8,698	319,652
Hancock Whitney Corp.	85,567	4,088,391
Hanmi Financial Corp.	28,739	645,765
HarborOne Bancorp, Inc.	54,104	751,505
Hawthorn Bancshares, Inc.	6,148	152,040
HBT Financial, Inc.	10,729	193,122
Heartland Financial U.S.A., Inc.	39,417	1,872,308
Heritage Commerce Corp.	58,351	639,527
Heritage Financial Corp., Washington	34,685	812,670
Hilltop Holdings, Inc.	61,761	2,101,727
Home Bancshares, Inc.	147,898	3,539,199
HomeStreet, Inc.	20,626	1,018,306
HomeTrust Bancshares, Inc.	15,736	472,552
Hope Bancorp, Inc.	118,407	1,699,140
Horizon Bancorp, Inc. Indiana	37,430	726,142
Howard Bancorp, Inc. (a)	11,534	238,292
Huntington Bancshares, Inc.	1,423,507	21,124,844
Independent Bank Corp.	22,037	496,934
Independent Bank Corp., Massachusetts (b)	45,923	3,630,672
Independent Bank Group, Inc.	37,331	2,591,891
International Bancshares Corp.	51,360	2,157,634
Investar Holding Corp.	8,801	157,714
Investors Bancorp, Inc.	219,178	3,263,560
JPMorgan Chase & Co.	2,896,797	460,098,268
KeyCorp	923,410	20,721,320
Lakeland Bancorp, Inc.	48,188	862,083
Lakeland Financial Corp. (b)	24,519	1,731,532
Landmark Bancorp, Inc. (b)	2,994	85,868
LCNB Corp.	11,012	210,880
Level One Bancorp, Inc.	4,344	164,594
Limestone Bancorp, Inc. (a)	2,642	49,511
Live Oak Bancshares, Inc.	30,636	2,729,668
M&T Bank Corp.	124,715	18,284,466
Macatawa Bank Corp.	23,690	199,470
Mainstreet Bancshares, Inc. (a)	6,493	153,624
Malvern Bancorp, Inc. (a)	4,373	71,980
Mercantile Bank Corp.	15,532	521,565
Meridian Bank/Malvern, PA	5,109	172,429
Meta Financial Group, Inc.	31,148	1,861,716
Metrocity Bankshares, Inc.	19,207	516,668
Metropolitan Bank Holding Corp. (a)	9,651	916,169
Mid Penn Bancorp, Inc. (b)	9,524	299,625
Middlefield Banc Corp.	5,696	146,387
Midland States Bancorp, Inc.	19,303	459,411
MidWestOne Financial Group, Inc.	14,087	433,880
MVB Financial Corp.	9,836	403,965
National Bank Holdings Corp.	30,020	1,279,452
National Bankshares, Inc.	5,702	209,206
NBT Bancorp, Inc.	41,859	1,511,528
Nicolet Bankshares, Inc. (a)	10,885	776,209
Northeast Bank	7,583	245,613
Northrim Bancorp, Inc.	5,866	237,866
Norwood Financial Corp.	7,276	192,014
Oak Valley Bancorp Oakdale California	6,445	110,596
OceanFirst Financial Corp.	57,765	1,190,537
OFG Bancorp	49,943	1,203,626
Ohio Valley Banc Corp.	3,377	94,556
Old National Bancorp, Indiana (b)	161,471	2,851,578
Old Point Financial Corp.	6,643	159,166
Old Second Bancorp, Inc.	23,325	288,064
Origin Bancorp, Inc.	21,266	897,213
Orrstown Financial Services, Inc.	10,708	250,567
Pacific Premier Bancorp, Inc.	84,672	3,281,040
PacWest Bancorp	114,803	5,136,286
Park National Corp.	13,844	1,800,966
Parke Bancorp, Inc.	9,689	198,625
Partners Bancorp	5,521	52,891
PCB Bancorp	12,461	277,506
Peapack-Gladstone Financial Corp.	16,983	561,798
Penns Woods Bancorp, Inc.	6,380	152,482
Peoples Bancorp of North Carolina	4,303	122,592
Peoples Bancorp, Inc.	24,268	748,425
Peoples Financial Services Corp.	6,355	301,163
Peoples United Financial, Inc.	415,042	7,072,316
Pinnacle Financial Partners, Inc.	73,150	6,979,242
Plumas Bancorp	4,631	158,334
PNC Financial Services Group, Inc.	411,784	81,121,448
Popular, Inc.	77,701	6,046,692
Preferred Bank, Los Angeles	12,952	882,679
Primis Financial Corp.	19,832	303,033
Professional Holdings Corp. (A Shares) (a)	13,343	254,051
Prosperity Bancshares, Inc.	89,270	6,363,166
QCR Holdings, Inc.	14,457	779,811
RBB Bancorp	13,469	329,452
Red River Bancshares, Inc.	5,150	271,920
Regions Financial Corp.	922,033	20,976,251
Reliant Bancorp, Inc.	14,785	491,897
Renasant Corp. (b)	54,862	1,998,623
Republic Bancorp, Inc., Kentucky Class A	9,288	475,824
Republic First Bancorp, Inc. (a)	44,175	149,312
Richmond Mutual Bancorp., Inc.	12,040	195,650
Riverview Financial Corp. (a)	6,760	104,577
S&T Bancorp, Inc.	38,029	1,137,447
Salisbury Bancorp, Inc.	2,343	120,805
Sandy Spring Bancorp, Inc.	46,335	2,174,502
SB Financial Group, Inc.	6,586	124,146
Seacoast Banking Corp., Florida	53,842	1,818,244
ServisFirst Bancshares, Inc.	48,143	3,870,216
Shore Bancshares, Inc.	18,425	361,130
Sierra Bancorp	13,611	342,725
Signature Bank	58,694	17,743,196
Silvergate Capital Corp. (a)	25,600	5,234,688
Simmons First National Corp. Class A (b)	105,723	3,077,597
SmartFinancial, Inc.	13,311	341,693
Sound Financial Bancorp, Inc.	3,275	140,661
South Plains Financial, Inc.	11,660	291,500
Southern First Bancshares, Inc. (a)	6,343	371,256
Southside Bancshares, Inc.	29,558	1,204,489
Southstate Corp.	68,115	5,322,506
Spirit of Texas Bancshares, Inc.	12,623	350,919
Sterling Bancorp	176,149	4,370,257
Stock Yards Bancorp, Inc. (b)	23,190	1,387,458
Summit Financial Group, Inc.	8,842	221,050
Summit State Bank	4,162	66,758
SVB Financial Group (a)	56,748	39,288,343
Synovus Financial Corp.	139,762	6,329,821
Texas Capital Bancshares, Inc. (a)	49,871	2,808,735
The Bank of Princeton	4,966	148,036
The First Bancorp, Inc.	9,551	289,204
Tompkins Financial Corp.	11,701	914,550
TowneBank	65,716	2,010,252
Trico Bancshares	26,265	1,107,332
TriState Capital Holdings, Inc. (a)	26,797	801,498
Triumph Bancorp, Inc. (a)	23,315	2,969,165
Truist Financial Corp.	1,292,681	76,668,910
Trustmark Corp.	61,490	1,882,209
U.S. Bancorp	1,306,516	72,302,595
UMB Financial Corp.	42,397	4,264,290
Umpqua Holdings Corp.	210,553	4,013,140
Union Bankshares, Inc.	4,955	155,092
United Bancorp, Inc.	8,540	133,822
United Bancshares, Inc.	674	18,528
United Bankshares, Inc., West Virginia	125,386	4,480,042
United Community Bank, Inc.	84,736	2,903,903
United Security Bancshares, California	12,691	98,101
Unity Bancorp, Inc.	6,190	160,940
Univest Corp. of Pennsylvania	27,915	769,617
Valley National Bancorp	384,197	5,163,608
Veritex Holdings, Inc.	48,935	1,939,294
Virginia National Bank Corp.	3,473	122,319
Washington Trust Bancorp, Inc.	16,607	893,457
Webster Financial Corp.	87,293	4,704,220
Wells Fargo & Co.	3,978,133	190,075,195
WesBanco, Inc.	65,560	2,133,978
West Bancorp., Inc.	15,034	466,505
Westamerica Bancorp.	27,673	1,488,254
Western Alliance Bancorp.	101,444	11,136,522
Wintrust Financial Corp.	55,228	4,834,107
Zions Bancorp NA	155,794	9,827,486
		1,941,892,337
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	39,545	6,727,791
Ameriprise Financial, Inc.	109,553	31,726,549
Apollo Global Management LLC Class A (b)	203,047	14,371,667
Ares Management Corp.	159,322	12,930,574
Artisan Partners Asset Management, Inc.	63,805	2,853,998
Ashford, Inc. (a)	1,740	33,869
Assetmark Financial Holdings, Inc. (a)	20,790	527,234
Associated Capital Group, Inc.	2,749	108,586
B. Riley Financial, Inc.	15,962	1,235,938
Bank of New York Mellon Corp.	767,295	42,040,093
BGC Partners, Inc. Class A	334,929	1,497,133
BlackRock, Inc. Class A	138,613	125,390,706
Blackstone, Inc.	664,393	93,978,390
Blucora, Inc. (a)	47,739	772,894
Blue Owl Capital, Inc. Class A (b)	264,160	3,999,382
Bridge Investment Group Holdings, Inc.	18,079	374,778
BrightSphere Investment Group, Inc.	57,767	1,734,743
Carlyle Group LP	133,815	7,318,342
Cboe Global Markets, Inc.	103,216	13,308,671
Charles Schwab Corp.	1,453,795	112,509,195
CME Group, Inc.	348,017	76,744,709
Cohen & Co., Inc.	202	3,243
Cohen & Steers, Inc.	24,735	2,220,461
Coinbase Global, Inc.	27,709	8,728,335
Cowen Group, Inc. Class A (b)	28,973	1,025,065
Diamond Hill Investment Group, Inc.	2,874	552,067
Donnelley Financial Solutions, Inc. (a)	29,131	1,361,000
Evercore, Inc. Class A	38,427	5,329,825
FactSet Research Systems, Inc.	36,733	17,211,982
Federated Hermes, Inc.	96,192	3,242,632
Focus Financial Partners, Inc. Class A (a)	50,155	3,086,539
Franklin Resources, Inc.	271,812	8,806,709
GAMCO Investors, Inc. Class A	4,464	109,279
GCM Grosvenor, Inc. Class A (b)	35,414	405,844
Goldman Sachs Group, Inc.	326,613	124,436,287
Greenhill & Co., Inc. (b)	14,352	244,845
Hamilton Lane, Inc. Class A	33,400	3,532,718
Hennessy Advisors, Inc. (b)	1,863	19,878
Heritage Global, Inc. (a)	30,061	45,693
Houlihan Lokey	48,722	5,288,286
Interactive Brokers Group, Inc.	85,306	6,297,289
Intercontinental Exchange, Inc.	546,278	71,409,460
Invesco Ltd.	326,919	7,300,101
Janus Henderson Group PLC	167,464	7,155,737
Jefferies Financial Group, Inc.	191,589	7,199,915
KKR & Co. LP	564,321	42,013,698
Lazard Ltd. Class A	110,647	4,715,775
LPL Financial	77,998	12,293,265
Manning & Napier, Inc. Class A	14,069	124,933
MarketAxess Holdings, Inc.	36,841	12,993,452
MarketWise, Inc. Class A (a)	23,766	169,452
Moelis & Co. Class A	59,804	3,666,583
Moody's Corp.	157,011	61,334,777
Morgan Stanley	1,414,048	134,080,031
Morningstar, Inc.	22,845	7,089,489
MSCI, Inc.	79,788	50,222,557
NASDAQ, Inc.	113,286	23,023,114
Northern Trust Corp.	200,162	23,158,743
Open Lending Corp. (a)	100,911	2,345,172
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8,908	436,848
Perella Weinberg Partners Class A (b)	31,344	373,620
Piper Jaffray Companies	14,227	2,358,125
PJT Partners, Inc.	24,339	1,851,711
Pzena Investment Management, Inc.	18,643	174,871
Raymond James Financial, Inc.	179,116	17,605,312
S&P Global, Inc.	233,643	106,478,124
Safeguard Scientifics, Inc. (a)	19,693	146,516
Sculptor Capital Management, Inc. Class A	19,606	355,261
SEI Investments Co.	104,519	6,232,468
Siebert Financial Corp. (a)(b)	7,387	20,757
Silvercrest Asset Management Group Class A	7,789	125,325
State Street Corp.	352,885	31,396,178
StepStone Group, Inc. Class A	43,965	1,818,832
Stifel Financial Corp.	100,128	7,110,089
StoneX Group, Inc. (a)	16,439	923,461
T. Rowe Price Group, Inc.	219,566	43,902,222
Tradeweb Markets, Inc. Class A	101,924	9,784,704
U.S. Global Investors, Inc. Class A (b)	11,718	60,934
Value Line, Inc.	459	18,590
Victory Capital Holdings, Inc.	15,385	539,398
Virtu Financial, Inc. Class A	88,502	2,493,986
Virtus Investment Partners, Inc.	7,135	2,121,806
Westwood Holdings Group, Inc.	6,565	106,419
WisdomTree Investments, Inc. (b)	108,069	663,544
		1,449,528,574
Consumer Finance - 0.6%
Ally Financial, Inc.	349,507	16,017,906
American Express Co.	623,403	94,944,277
Atlanticus Holdings Corp. (a)	5,666	336,730
Capital One Financial Corp.	432,009	60,710,225
Consumer Portfolio Services, Inc. (a)	13,429	104,075
Credit Acceptance Corp. (a)(b)	8,653	5,407,260
CURO Group Holdings Corp.	20,289	336,595
Discover Financial Services	289,399	31,211,682
Elevate Credit, Inc. (a)	16,945	54,055
Encore Capital Group, Inc. (a)	29,918	1,745,416
Enova International, Inc. (a)	36,048	1,374,150
EZCORP, Inc. (non-vtg.) Class A (a)	50,097	370,718
First Cash Financial Services, Inc.	39,944	2,550,025
Green Dot Corp. Class A (a)	53,295	1,913,291
Katapult Holdings, Inc. (a)(b)	51,150	201,020
LendingClub Corp. (a)	96,550	3,159,116
LendingTree, Inc. (a)	10,988	1,245,819
Medallion Financial Corp. (a)	17,110	135,169
Navient Corp.	161,703	3,190,400
Nelnet, Inc. Class A	20,250	1,745,550
Nicholas Financial, Inc. (a)	1,682	19,932
OneMain Holdings, Inc.	107,912	5,372,938
Oportun Financial Corp. (a)	18,137	389,401
OppFi, Inc. Class A (a)(b)	6,773	33,188
PRA Group, Inc. (a)	44,689	1,897,495
PROG Holdings, Inc.	65,580	2,958,970
Regional Management Corp.	9,574	541,505
SLM Corp.	293,777	5,223,355
SoFi Technologies, Inc.	628,598	10,811,886
Sunlight Financial Holdings, Inc. Class A	31,759	138,787
Synchrony Financial	549,699	24,621,018
Upstart Holdings, Inc.	44,678	9,154,075
World Acceptance Corp. (a)	4,043	830,513
		288,746,542
Diversified Financial Services - 1.1%
A-Mark Precious Metals, Inc.	8,060	558,155
Alerus Financial Corp.	13,908	418,631
Berkshire Hathaway, Inc. Class B (a)	1,796,829	497,164,616
Cannae Holdings, Inc. (a)	82,592	2,442,245
Equitable Holdings, Inc.	372,220	11,710,041
FlexShopper, Inc. (a)	13,495	34,142
LM Funding America, Inc. (a)(b)	6,573	34,705
Marlin Business Services Corp.	9,360	214,812
SWK Holdings Corp. (a)(b)	11,444	217,665
Voya Financial, Inc.	109,731	6,818,684
		519,613,696
Insurance - 2.0%
AFLAC, Inc.	595,762	32,254,555
Alleghany Corp. (a)	13,446	8,697,948
Allstate Corp.	286,222	31,118,056
AMBAC Financial Group, Inc. (a)	46,937	701,239
American Equity Investment Life Holding Co.	80,695	2,713,773
American Financial Group, Inc.	64,335	8,595,799
American International Group, Inc.	826,636	43,481,054
American National Group, Inc.	12,594	2,383,415
Amerisafe, Inc.	18,527	983,598
Aon PLC	218,690	64,681,941
Arch Capital Group Ltd. (a)	384,126	15,511,008
Argo Group International Holdings, Ltd.	33,715	1,830,050
Arthur J. Gallagher & Co.	200,023	32,583,747
Assurant, Inc.	57,238	8,705,900
Assured Guaranty Ltd.	71,270	3,490,092
Athene Holding Ltd. (a)	126,314	10,347,643
Atlantic American Corp. (b)	6,710	25,834
Axis Capital Holdings Ltd.	76,533	3,802,159
Brighthouse Financial, Inc. (a)	80,495	3,912,862
Brown & Brown, Inc.	227,961	14,682,968
BRP Group, Inc. (a)	50,911	1,885,743
Chubb Ltd.	424,959	76,267,392
Cincinnati Financial Corp.	144,978	16,512,994
Citizens, Inc. Class A (a)(b)	41,311	234,233
CNA Financial Corp.	26,718	1,112,538
CNO Financial Group, Inc.	125,769	2,849,926
Crawford & Co.:
Class A	16,121	117,522
Class B	8,760	64,912
Donegal Group, Inc. Class A	14,291	194,358
eHealth, Inc. (a)	23,871	527,072
Employers Holdings, Inc.	27,322	1,054,902
Enstar Group Ltd. (a)	12,072	2,693,263
Erie Indemnity Co. Class A	24,402	4,534,136
Everest Re Group Ltd.	38,790	9,944,980
Fednat Holding Co.	14,110	21,729
FG Financial Group, Inc. (a)	3,476	12,166
Fidelity National Financial, Inc.	277,150	13,555,407
First American Financial Corp.	106,457	7,896,980
Genworth Financial, Inc. Class A (a)	494,391	1,888,574
Globe Life, Inc.	90,991	7,874,361
GoHealth, Inc. (a)	59,080	209,143
Goosehead Insurance	18,974	2,491,666
Greenlight Capital Re, Ltd. (a)	24,616	166,404
Hallmark Financial Services, Inc. (a)	17,730	70,920
Hanover Insurance Group, Inc.	34,668	4,220,829
Hartford Financial Services Group, Inc.	335,549	22,179,789
HCI Group, Inc.	6,368	703,027
Heritage Insurance Holdings, Inc.	22,428	149,370
Hippo Holdings, Inc.	364,661	1,334,659
Horace Mann Educators Corp. (b)	40,980	1,519,129
Independence Holding Co.	6,522	368,493
Investors Title Co.	1,399	302,184
James River Group Holdings Ltd.	36,281	959,270
Kemper Corp.	59,262	3,278,374
Kingstone Companies, Inc.	6,183	30,420
Kingsway Financial Services, Inc. (a)	20,658	113,206
Kinsale Capital Group, Inc.	20,862	4,339,296
Lemonade, Inc. (a)(b)	37,567	1,857,688
Lincoln National Corp.	169,453	11,239,817
Loews Corp.	195,888	10,472,172
Maiden Holdings Ltd. (a)	62,852	188,556
Markel Corp. (a)	13,319	15,913,808
Marsh & McLennan Companies, Inc.	491,502	80,616,158
MBIA, Inc. (a)(b)	46,333	544,876
Mercury General Corp. (b)	26,103	1,331,775
MetLife, Inc.	703,122	41,245,137
MetroMile, Inc. (a)	68,620	174,295
Midwest Holding, Inc.	853	13,051
National Western Life Group, Inc.	2,174	442,735
NI Holdings, Inc. (a)	6,998	129,743
Old Republic International Corp.	276,211	6,618,016
Oscar Health, Inc. (b)	38,553	346,977
Oxbridge Re Holdings Ltd. (a)	2,611	11,384
Palomar Holdings, Inc. (a)	23,851	1,743,031
Primerica, Inc.	38,458	5,659,095
Principal Financial Group, Inc.	241,205	16,541,839
ProAssurance Corp.	51,810	1,191,630
Progressive Corp.	567,216	52,717,055
Prudential Financial, Inc.	372,938	38,136,640
Reinsurance Group of America, Inc.	65,300	6,197,623
Reliance Global Group, Inc. (a)(b)	7,434	15,611
RenaissanceRe Holdings Ltd.	45,900	7,073,649
RLI Corp.	39,400	4,049,532
Root, Inc. (a)(b)	76,539	304,625
Ryan Specialty Group Holdings, Inc. (b)	57,488	2,200,066
Safety Insurance Group, Inc.	14,342	1,108,206
Selective Insurance Group, Inc.	55,390	4,184,161
Selectquote, Inc. (a)	122,955	1,106,595
Siriuspoint Ltd. (a)	82,822	637,729
State Auto Financial Corp.	17,266	888,508
Stewart Information Services Corp.	26,380	1,878,784
The Travelers Companies, Inc.	241,339	35,464,766
Tiptree, Inc.	22,494	293,097
Trean Insurance Group, Inc. (a)	14,332	120,532
Trupanion, Inc. (a)	33,179	4,091,634
United Fire Group, Inc.	20,524	429,362
United Insurance Holdings Corp.	20,813	85,958
Universal Insurance Holdings, Inc.	27,600	415,932
Unum Group	195,207	4,509,282
W.R. Berkley Corp.	135,610	10,393,150
White Mountains Insurance Group Ltd.	3,054	3,062,857
Willis Towers Watson PLC	124,896	28,206,513
		886,036,658
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	9,778	136,110
AG Mortgage Investment Trust, Inc.	13,869	142,989
AGNC Investment Corp.	506,883	7,750,241
Angel Oak Mortgage, Inc. (b)	5,623	91,711
Annaly Capital Management, Inc.	1,377,247	11,155,701
Apollo Commercial Real Estate Finance, Inc.	133,026	1,799,842
Arbor Realty Trust, Inc.	142,578	2,502,244
Ares Commercial Real Estate Corp.	44,219	650,904
Arlington Asset Investment Corp. (a)	30,324	109,773
Armour Residential REIT, Inc. (b)	84,003	822,389
Blackstone Mortgage Trust, Inc.	160,604	4,818,120
BrightSpire Capital, Inc.	93,394	873,234
Broadmark Realty Capital, Inc.	130,824	1,177,416
Cherry Hill Mortgage Investment Corp.	13,705	117,178
Chimera Investment Corp.	229,589	3,650,465
Dynex Capital, Inc.	32,220	538,718
Ellington Financial LLC	47,873	793,256
Ellington Residential Mortgage REIT (b)	7,020	75,114
Franklin BSP Realty Trust, Inc.	33,346	511,528
Granite Point Mortgage Trust, Inc.	57,144	704,586
Great Ajax Corp.	21,331	269,624
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	76,181	4,333,175
Invesco Mortgage Capital, Inc.	280,460	841,380
KKR Real Estate Finance Trust, Inc. (b)	38,389	791,965
Ladder Capital Corp. Class A	117,139	1,334,213
Lument Finance Trust, Inc.	15,897	60,886
Manhattan Bridge Capital, Inc.	5,864	32,545
MFA Financial, Inc.	397,712	1,706,184
New Residential Investment Corp.	448,072	4,763,005
New York Mortgage Trust, Inc.	374,159	1,395,613
Nexpoint Real Estate Finance, Inc.	4,481	94,101
Orchid Island Capital, Inc. (b)	123,027	556,082
PennyMac Mortgage Investment Trust	98,467	1,710,372
Ready Capital Corp.	59,775	918,144
Redwood Trust, Inc.	112,934	1,447,814
Sachem Capital Corp.	28,804	165,911
Starwood Property Trust, Inc.	284,291	7,095,903
TPG RE Finance Trust, Inc.	62,170	758,474
Two Harbors Investment Corp.	318,907	1,875,173
Western Asset Mortgage Capital Corp.	69,658	153,944
		68,726,027
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc.	2,017	21,784
Axos Financial, Inc. (a)	53,013	3,001,066
Blue Foundry Bancorp	26,686	388,815
Bogota Financial Corp. (a)	2,919	29,540
Bridgewater Bancshares, Inc. (a)	21,548	368,255
Broadway Financial Corp. (a)	18,026	47,589
Capitol Federal Financial, Inc.	124,061	1,409,333
Carver Bancorp, Inc. (a)	721	8,457
Cf Bankshares, Inc.	410	8,262
Columbia Financial, Inc. (a)	45,338	826,965
ESSA Bancorp, Inc.	7,742	133,627
Essent Group Ltd.	110,331	4,587,563
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	9,604	1,168,999
FFBW, Inc. (a)	4,260	49,970
Finance of America Companies, Inc. (b)	21,279	87,244
Flagstar Bancorp, Inc.	51,800	2,410,772
FS Bancorp, Inc.	7,478	242,736
Greene County Bancorp, Inc.	3,184	107,619
Guaranty Federal Bancshares, Inc.	3,713	117,479
Guild Holdings Co. Class A (b)	6,801	100,519
Hingham Institution for Savings	1,575	615,195
HMN Financial, Inc. (a)	7,447	177,462
Home Bancorp, Inc.	7,659	309,730
Impac Mortgage Holdings, Inc. (a)	6,758	7,907
Kearny Financial Corp.	74,381	945,383
loanDepot, Inc.	11,945	57,217
Luther Burbank Corp.	15,778	217,579
Magyar Bancorp, Inc.	2,799	33,588
Merchants Bancorp	15,807	720,957
MGIC Investment Corp.	333,456	4,701,730
Mr. Cooper Group, Inc. (a)	84,268	3,309,204
New York Community Bancorp, Inc. (b)	446,816	5,352,856
NMI Holdings, Inc. (a)	83,231	1,631,328
Northeast Community Bancorp, Inc.	10,086	111,450
Northfield Bancorp, Inc.	45,911	773,600
Northwest Bancshares, Inc.	125,113	1,661,501
Ocwen Financial Corp. (a)	7,290	232,405
OP Bancorp	10,936	148,730
PCSB Financial Corp.	14,472	263,390
PDL Community Bancorp (a)	6,281	94,466
PennyMac Financial Services, Inc.	32,608	2,065,065
Pioneer Bancorp, Inc. (a)	8,267	103,172
Premier Financial Corp.	36,965	1,086,771
Provident Bancorp, Inc.	17,089	309,482
Provident Financial Holdings, Inc.	5,876	97,659
Provident Financial Services, Inc.	80,558	1,896,335
Prudential Bancorp, Inc.	6,181	88,141
Radian Group, Inc.	170,539	3,473,879
Randolph Bancorp, Inc.	4,697	112,258
Riverview Bancorp, Inc.	19,047	141,519
Rocket Companies, Inc. (b)	133,494	2,069,157
Security National Financial Corp. Class A	14,164	126,201
Southern Missouri Bancorp, Inc.	7,287	389,199
Sterling Bancorp, Inc. (a)	18,900	101,871
Territorial Bancorp, Inc.	8,059	202,926
TFS Financial Corp.	47,485	854,730
Timberland Bancorp, Inc.	7,631	210,539
Trustco Bank Corp., New York	19,822	647,387
UWM Holdings Corp. Class A (b)	82,688	569,720
Velocity Financial, Inc. (a)	9,206	111,208
Walker & Dunlop, Inc.	28,474	4,006,007
Washington Federal, Inc.	68,319	2,219,684
Waterstone Financial, Inc.	22,596	468,867
Western New England Bancorp, Inc.	23,468	206,753
William Penn Bancorp, Inc.	13,292	160,833
WSFS Financial Corp.	46,505	2,312,229
		60,513,864
TOTAL FINANCIALS		5,215,057,698
HEALTH CARE - 12.8%
Biotechnology - 2.4%
180 Life Sciences Corp. (a)(b)	22,437	143,148
2seventy bio, Inc.	21,888	576,530
4D Molecular Therapeutics, Inc.	19,855	456,665
89Bio, Inc. (a)(b)	8,522	112,576
Aadi Bioscience, Inc. (a)	2,463	52,930
Aadi Bioscience, Inc. rights (a)(c)	36,950	739
AbbVie, Inc.	1,711,480	197,299,414
Abeona Therapeutics, Inc. (a)	59,626	41,082
ACADIA Pharmaceuticals, Inc. (a)	114,066	2,190,067
Achieve Life Sciences, Inc. (a)(b)	10,848	78,106
Acorda Therapeutics, Inc. (a)(b)	7,506	19,516
Actinium Pharmaceuticals, Inc. (a)(b)	22,258	159,590
Acumen Pharmaceuticals, Inc.	9,307	73,525
Adagio Theraputics, Inc.	18,350	863,184
Adicet Bio, Inc. (a)	11,978	127,446
Adicet Bio, Inc. rights (a)(c)	1,929	0
Aditxt, Inc. (a)(b)	10,229	11,968
ADMA Biologics, Inc. (a)(b)	122,301	168,775
Advaxis, Inc. (a)	98,040	36,275
Adverum Biotechnologies, Inc. (a)	83,898	145,983
Aeglea BioTherapeutics, Inc. (a)	36,693	228,964
Aerovate Therapeutics, Inc.	7,583	103,963
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)	207,934	654,992
AgeX Therapeutics, Inc. (a)(b)	10,213	7,148
Agios Pharmaceuticals, Inc. (a)	57,641	2,053,172
Aikido Pharma, Inc. (a)(b)	82,272	60,881
Aileron Therapeutics, Inc. (a)	69,639	42,960
AIM ImmunoTech, Inc. (a)	39,596	58,206
Akebia Therapeutics, Inc. (a)	155,108	420,343
Akero Therapeutics, Inc. (a)(b)	21,641	460,088
Akouos, Inc. (a)(b)	18,746	144,157
Albireo Pharma, Inc. (a)	18,313	439,329
Aldeyra Therapeutics, Inc. (a)	53,747	412,239
Alector, Inc. (a)	57,545	1,188,304
Aligos Therapeutics, Inc. (a)(b)	17,071	261,528
Alkermes PLC (a)	158,860	3,482,211
Allakos, Inc. (a)	34,174	2,677,533
Allena Pharmaceuticals, Inc. (a)(b)	52,533	35,754
Allogene Therapeutics, Inc. (a)	70,846	1,309,943
Allovir, Inc. (a)	27,991	488,723
Alnylam Pharmaceuticals, Inc. (a)	114,773	21,095,277
Alpine Immune Sciences, Inc. (a)(b)	10,229	110,780
Altimmune, Inc. (a)	32,898	345,100
ALX Oncology Holdings, Inc. (a)	20,760	667,642
Amgen, Inc.	549,604	109,305,244
Amicus Therapeutics, Inc. (a)	232,339	2,488,351
AnaptysBio, Inc. (a)	20,056	648,812
Anavex Life Sciences Corp. (a)	74,856	1,452,206
Anika Therapeutics, Inc. (a)	13,782	539,290
Anixa Biosciences, Inc. (a)	26,893	97,891
Annexon, Inc. (a)	24,531	399,610
Annovis Bio, Inc. (a)(b)	4,577	110,123
Apellis Pharmaceuticals, Inc. (a)	78,871	3,318,892
Applied Genetic Technologies Corp. (a)	34,666	75,225
Applied Molecular Transport, Inc. (a)	16,796	285,532
Applied Therapeutics, Inc. (a)	16,004	183,726
Aprea Therapeutics, Inc. (a)(b)	9,373	37,867
Aptevo Therapeutics, Inc. (a)(b)	4,235	42,181
Aptinyx, Inc. (a)(b)	35,916	82,607
AquaBounty Technologies, Inc. (a)	52,652	137,948
Aravive, Inc. (a)(b)	13,565	43,679
Arbutus Biopharma Corp. (a)	68,418	218,938
ARCA Biopharma, Inc. (a)(b)	12,631	29,809
Arcturus Therapeutics Holdings, Inc. (a)	21,172	841,587
Arcus Biosciences, Inc. (a)	45,269	1,982,782
Arcutis Biotherapeutics, Inc. (a)	28,950	479,702
Ardelyx, Inc. (a)	74,118	84,495
Arena Pharmaceuticals, Inc. (a)	60,742	3,309,832
Aridis Pharmaceuticals, Inc. (a)	5,647	12,762
Armata Pharmaceuticals, Inc. (a)	4,981	24,706
Arrowhead Pharmaceuticals, Inc. (a)	101,532	7,112,317
Assembly Biosciences, Inc. (a)	36,397	83,713
Astria Therapeutics, Inc. (a)	2,530	16,091
Atara Biotherapeutics, Inc. (a)	83,237	1,489,110
Athenex, Inc. (a)	70,744	125,217
Athersys, Inc. (a)(b)	184,585	195,660
Atossa Therapeutics, Inc. (a)	119,015	270,164
Atreca, Inc. (a)(b)	26,937	96,704
aTyr Pharma, Inc. (a)	14,256	118,895
Avalo Therapeutics, Inc. (a)	75,612	151,224
AVEO Pharmaceuticals, Inc. (a)	27,740	174,485
Avid Bioservices, Inc. (a)	59,976	1,832,867
Avidity Biosciences, Inc. (a)	40,429	902,780
Avita Medical, Inc. (a)	24,870	342,211
AVROBIO, Inc. (a)	33,403	128,268
Axcella Health, Inc. (a)	14,609	42,658
Beam Therapeutics, Inc. (a)(b)	43,056	3,407,882
Bellicum Pharmaceuticals, Inc. (a)(b)	5,837	10,156
Benitec Biopharma, Inc. (a)	5,555	16,998
Bio Path Holdings, Inc. (a)	9,683	42,896
BioAtla, Inc.	14,890	375,973
BioCardia, Inc. (a)	10,166	20,840
Biocept, Inc. (a)	12,210	48,230
BioCryst Pharmaceuticals, Inc. (a)(b)	176,441	2,127,878
Biogen, Inc. (a)	144,032	33,954,104
Biohaven Pharmaceutical Holding Co. Ltd. (a)	55,697	6,251,431
BioMarin Pharmaceutical, Inc. (a)	177,045	15,277,213
Biomea Fusion, Inc.	8,352	100,809
BioVie, Inc. (a)(b)	2,264	14,580
BioXcel Therapeutics, Inc. (a)(b)	17,115	392,447
Black Diamond Therapeutics, Inc. (a)(b)	14,617	87,702
bluebird bio, Inc. (a)	65,665	663,873
Blueprint Medicines Corp. (a)	57,657	5,546,603
Bolt Biotherapeutics, Inc. (b)	11,443	106,077
BrainStorm Cell Therpeutic, Inc. (a)	26,335	100,073
Brickell Biotech, Inc. (a)	68,718	21,165
BridgeBio Pharma, Inc. (a)(b)	107,694	4,361,607
Brooklyn ImmunoTherapeutics, Inc. (a)	26,099	155,289
C4 Therapeutics, Inc. (a)	36,667	1,361,079
Cabaletta Bio, Inc. (a)	11,744	135,996
Calithera Biosciences, Inc. (a)	64,387	53,287
Calyxt, Inc. (a)	14,195	40,882
Candel Therapeutics, Inc.	7,290	75,524
Capricor Therapeutics, Inc. (a)(b)	19,939	67,194
Cardiff Oncology, Inc. (a)	34,725	195,155
CareDx, Inc. (a)	52,094	2,247,335
Caribou Biosciences, Inc.	19,592	364,215
CASI Pharmaceuticals, Inc. (a)	75,984	68,082
Catalyst Biosciences, Inc. (a)	34,507	41,408
Catalyst Pharmaceutical Partners, Inc. (a)	94,219	659,533
Cel-Sci Corp. (a)	40,085	411,673
Celcuity, Inc. (a)	9,807	148,086
Celldex Therapeutics, Inc. (a)	45,983	1,751,952
Cellectar Biosciences, Inc. (a)	47,983	33,156
Celsion Corp. (a)	77,870	59,898
Century Therapeutics, Inc.	8,881	169,716
Cerevel Therapeutics Holdings (a)	54,393	1,696,518
Checkmate Pharmaceuticals, Inc. (a)	2,926	10,680
Checkpoint Therapeutics, Inc. (a)	55,019	162,856
ChemoCentryx, Inc. (a)	48,614	1,763,716
Chimerix, Inc. (a)	69,476	437,004
Chinook Therapeutics, Inc. (a)	37,636	602,552
Chinook Therapeutics, Inc. rights (a)(c)	8,006	400
Cidara Therapeutics, Inc. (a)	51,928	77,373
Clene, Inc. (b)	20,291	115,456
Clovis Oncology, Inc. (a)(b)	111,902	353,610
Codiak Biosciences, Inc. (a)	15,348	195,687
Cogent Biosciences, Inc. (a)	32,823	259,958
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	36,799	18,013
Coherus BioSciences, Inc. (a)	64,688	1,201,256
Concert Pharmaceuticals, Inc. (a)	23,690	80,072
ContraFect Corp. (a)	37,934	129,355
Corbus Pharmaceuticals Holdings, Inc. (a)	109,958	94,949
Cortexyme, Inc. (a)(b)	16,626	216,304
Corvus Pharmaceuticals, Inc. (a)	23,838	81,288
Crinetics Pharmaceuticals, Inc. (a)	35,282	963,904
CTI BioPharma Corp. (a)(b)	64,520	145,170
Cue Biopharma, Inc. (a)	27,694	339,528
Cullinan Oncology, Inc.	22,639	407,502
Curis, Inc. (a)	79,511	388,014
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	30,473
Cyclerion Therapeutics, Inc. (a)(b)	35,249	76,843
Cyclo Therapeutics, Inc. (a)(b)	4,492	24,212
Cytokinetics, Inc. (a)	82,457	3,243,858
CytomX Therapeutics, Inc. (a)	63,328	418,598
Day One Biopharmaceuticals, Inc. (b)	9,352	171,796
Decibel Therapeutics, Inc.	6,507	44,898
Deciphera Pharmaceuticals, Inc. (a)	40,275	347,573
Denali Therapeutics, Inc. (a)	90,987	4,209,059
DermTech, Inc. (a)(b)	25,110	504,209
Design Therapeutics, Inc. (b)	13,566	227,095
DiaMedica Therapeutics, Inc. (a)	15,883	59,402
Dicerna Pharmaceuticals, Inc. (a)	67,202	2,554,348
Diffusion Pharmaceuticals, Inc. (a)	82,947	30,699
Dyadic International, Inc. (a)(b)	15,307	57,554
Dynavax Technologies Corp. (a)(b)	105,098	1,697,333
Dyne Therapeutics, Inc. (a)	22,556	320,521
Eagle Pharmaceuticals, Inc. (a)	11,170	532,586
Edesa Biotech, Inc. (a)(b)	10,140	64,085
Editas Medicine, Inc. (a)(b)	67,242	2,196,124
Eiger Biopharmaceuticals, Inc. (a)	31,582	194,229
Eledon Pharmaceuticals, Inc. (a)	14,736	72,059
Elevation Oncology, Inc.	4,446	28,855
Eliem Therapeutics, Inc.	5,999	86,326
Emergent BioSolutions, Inc. (a)	47,525	2,096,803
Enanta Pharmaceuticals, Inc. (a)	17,132	1,512,413
Enochian Biosciences, Inc. (a)(b)	13,988	175,549
Entasis Therapeutics Holdings, Inc. (a)	6,381	16,463
Epizyme, Inc. (a)	89,899	293,970
Equillium, Inc. (a)	16,678	86,392
Erasca, Inc. (b)	17,557	248,783
Evelo Biosciences, Inc. (a)(b)	25,337	218,405
Exact Sciences Corp. (a)	165,775	14,152,212
Exagen, Inc. (a)	7,281	74,849
Exelixis, Inc. (a)	309,475	5,196,085
Exicure, Inc. (a)	62,165	29,149
F-star Therapeutics, Inc. (a)	17,245	88,639
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	79,755	4,387,323
FibroGen, Inc. (a)	85,465	1,069,167
Finch Therapeutics Group, Inc.	7,011	116,523
First Wave BioPharma, Inc. (a)(b)	6,733	13,803
Foghorn Therapeutics, Inc. (a)(b)	17,158	198,518
Forma Therapeutics Holdings, Inc. (a)	28,645	415,066
Forte Biosciences, Inc. (a)	10,770	28,648
Fortress Biotech, Inc. (a)	69,908	199,238
Frequency Therapeutics, Inc. (a)(b)	30,856	157,366
G1 Therapeutics, Inc. (a)(b)	38,648	498,559
Galectin Therapeutics, Inc. (a)	44,525	117,101
Galecto, Inc. (a)	4,448	12,543
Galera Therapeutics, Inc. (a)(b)	7,383	9,746
Gemini Therapeutics, Inc. (a)(b)	29,602	81,702
Generation Bio Co. (a)	44,105	757,283
Genocea Biosciences, Inc. (a)(b)	12,239	16,523
Genprex, Inc. (a)(b)	37,346	54,152
GeoVax Labs, Inc. (a)(b)	5,820	24,037
Geron Corp. (a)	290,705	430,243
Gilead Sciences, Inc.	1,212,775	83,596,581
Global Blood Therapeutics, Inc. (a)	56,718	1,602,851
GlycoMimetics, Inc. (a)	37,261	62,971
Gossamer Bio, Inc. (a)	45,392	492,049
Graphite Bio, Inc. (b)	12,005	108,285
Greenwich Lifesciences, Inc. (a)	3,290	103,405
Gritstone Bio, Inc. (a)	39,277	518,456
Gt Biopharma, Inc. (a)	17,930	72,975
Halozyme Therapeutics, Inc. (a)	140,195	4,609,612
Harpoon Therapeutics, Inc. (a)	21,292	130,733
Heat Biologics, Inc. (a)(b)	26,215	117,705
Heron Therapeutics, Inc. (a)(b)	96,163	908,740
Histogen, Inc. (a)(b)	12,240	5,875
Homology Medicines, Inc. (a)	47,190	238,310
Hookipa Pharma, Inc. (a)(b)	20,079	64,855
Horizon Therapeutics PLC (a)	218,199	22,640,328
Humanigen, Inc. (a)	46,435	281,396
iBio, Inc. (a)	216,421	161,234
Icosavax, Inc.	12,271	259,654
Ideaya Biosciences, Inc. (a)	31,610	695,420
Idera Pharmaceuticals, Inc. (a)	39,299	25,584
IGM Biosciences, Inc. (a)(b)	7,530	375,898
Imago BioSciences, Inc. (b)	7,144	159,811
Immucell Corp. (a)	7,193	64,809
Immuneering Corp. (b)	7,241	163,864
Immunic, Inc. (a)	14,334	122,269
ImmunityBio, Inc. (a)	66,844	520,715
ImmunoGen, Inc. (a)	192,035	1,184,856
Immunome, Inc. (a)(b)	9,208	174,492
Immunovant, Inc. (a)	45,553	350,758
Impel Neuropharma, Inc. (b)	5,616	51,892
Incyte Corp. (a)	181,151	12,267,546
Infinity Pharmaceuticals, Inc. (a)(b)	86,639	188,007
Inhibrx, Inc. (a)	20,357	823,034
Inmune Bio, Inc. (a)	10,910	140,194
Inovio Pharmaceuticals, Inc. (a)(b)	203,394	1,472,573
Inozyme Pharma, Inc. (a)	7,168	56,914
Insmed, Inc. (a)	113,014	3,110,145
Instil Bio, Inc. (b)	17,972	395,025
Intellia Therapeutics, Inc. (a)	65,843	7,572,603
Intercept Pharmaceuticals, Inc. (a)(b)	26,953	463,861
Invitae Corp. (a)(b)	197,034	3,349,578
Ionis Pharmaceuticals, Inc. (a)	139,415	3,694,498
Iovance Biotherapeutics, Inc. (a)	134,226	2,512,711
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	161,820	1,794,584
IsoRay, Inc. (a)	145,306	65,533
iTeos Therapeutics, Inc. (a)	19,105	674,407
Iveric Bio, Inc. (a)	104,957	1,534,471
Janux Therapeutics, Inc. (b)	10,164	180,716
Jounce Therapeutics, Inc. (a)	30,007	230,154
Kalvista Pharmaceuticals, Inc. (a)	18,381	266,525
Karuna Therapeutics, Inc. (a)	21,340	2,729,386
Karyopharm Therapeutics, Inc. (a)(b)	67,747	470,842
Keros Therapeutics, Inc. (a)	12,215	681,475
Kezar Life Sciences, Inc. (a)	35,306	489,341
Kiniksa Pharmaceuticals Ltd. (a)	24,077	279,775
Kinnate Biopharma, Inc. (b)	14,018	280,080
Kintara Therapeutics, Inc. (a)	34,112	23,878
Kodiak Sciences, Inc. (a)(b)	33,000	3,030,720
Kronos Bio, Inc. (a)(b)	40,269	475,577
Krystal Biotech, Inc. (a)	17,087	1,376,358
Kura Oncology, Inc. (a)	64,681	902,947
Kymera Therapeutics, Inc. (a)	34,824	1,933,428
La Jolla Pharmaceutical Co./California (a)	15,615	60,899
Lantern Pharma, Inc. (a)(b)	7,003	59,105
Larimar Therapeutics, Inc. (a)(b)	12,755	117,218
Leap Therapeutics, Inc. (a)(b)	35,441	92,501
Lexicon Pharmaceuticals, Inc. (a)	65,700	300,906
Ligand Pharmaceuticals, Inc. Class B (a)	16,517	2,674,433
Lineage Cell Therapeutics, Inc. (a)(b)	133,004	300,589
LogicBio Therapeutics, Inc. (a)	14,173	42,519
Longeveron, Inc. (b)	1,742	45,745
Lumos Pharma, Inc. (a)	1,359	10,546
Lyell Immunopharma, Inc. (b)	22,845	218,170
Macrogenics, Inc. (a)	55,053	968,933
Madrigal Pharmaceuticals, Inc. (a)	11,363	939,834
Magenta Therapeutics, Inc. (a)	32,020	180,273
MannKind Corp. (a)(b)	241,056	1,116,089
Marker Therapeutics, Inc. (a)	56,046	66,134
Matinas BioPharma Holdings, Inc. (a)	178,138	187,045
MediciNova, Inc. (a)(b)	40,673	133,407
MEI Pharma, Inc. (a)	88,557	298,437
Merrimack Pharmaceuticals, Inc. (a)	14,294	60,035
Mersana Therapeutics, Inc. (a)	63,644	428,961
Metacrine, Inc. (a)	3,004	3,965
MiMedx Group, Inc. (a)(b)	82,665	579,482
Minerva Neurosciences, Inc. (a)	26,227	25,466
Mirati Therapeutics, Inc. (a)	48,532	6,637,722
Mirum Pharmaceuticals, Inc. (a)	14,989	213,293
Moderna, Inc. (a)	340,161	119,882,941
Molecular Templates, Inc. (a)	39,029	156,506
Moleculin Biotech, Inc. (a)	33,890	70,152
Monopar Therapeutics, Inc. (a)(b)	1,919	8,578
Monte Rosa Therapeutics, Inc. (b)	9,661	187,327
Morphic Holding, Inc. (a)	25,391	1,211,151
Mustang Bio, Inc. (a)	73,638	148,749
Myovant Sciences Ltd. (a)(b)	41,608	699,430
Myriad Genetics, Inc. (a)	76,946	1,989,824
NanoViricides, Inc. (a)	7,195	33,960
Natera, Inc. (a)	84,885	7,763,582
Navidea Biopharmaceuticals, Inc. (a)	17,813	21,910
Neoleukin Therapeutics, Inc. (a)	32,061	171,847
Neubase Therapeutics, Inc. (a)	28,508	84,099
Neurobo Pharmaceuticals, Inc. (a)	3,685	5,933
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	91,230	7,594,898
Neximmune, Inc.	6,586	52,029
NextCure, Inc. (a)	14,443	90,269
Nkarta, Inc. (a)	14,563	231,406
Novavax, Inc. (a)(b)	72,088	15,039,719
Nurix Therapeutics, Inc. (a)	39,591	1,141,013
Nuvalent, Inc. Class A	8,629	184,057
Ocugen, Inc. (a)(b)	195,019	1,236,420
Olema Pharmaceuticals, Inc. (b)	28,169	246,479
Omega Therapeutics, Inc.	6,868	124,242
OncoCyte Corp. (a)	79,873	179,714
Oncorus, Inc. (a)(b)	12,839	71,128
OncoSec Medical, Inc. (a)	22,064	26,036
Oncternal Therapeutics, Inc. (a)(b)	40,814	120,401
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)(b)	45,181	72,741
Opko Health, Inc. (a)(b)	396,679	1,558,948
Oragenics, Inc. (a)(b)	102,900	59,178
Organogenesis Holdings, Inc. Class A (a)	62,791	631,677
Organovo Holdings, Inc. (a)(b)	6,277	30,067
Orgenesis, Inc. (a)(b)	20,758	64,350
ORIC Pharmaceuticals, Inc. (a)	32,853	454,686
Outlook Therapeutics, Inc. (a)	86,570	130,721
Ovid Therapeutics, Inc. (a)	44,541	149,212
Oyster Point Pharma, Inc. (a)(b)	11,831	123,397
Palatin Technologies, Inc. (a)(b)	172,465	123,295
Passage Bio, Inc. (a)	31,857	232,238
PDL BioPharma, Inc. (a)(c)	91,243	225,370
PDS Biotechnology Corp. (a)	23,520	231,672
PhaseBio Pharmaceuticals, Inc. (a)(b)	29,593	61,553
Phio Pharmaceuticals Corp. (a)	5,556	7,556
Pieris Pharmaceuticals, Inc. (a)	61,257	202,148
Plus Therapeutics, Inc. (a)	18,668	28,189
PMV Pharmaceuticals, Inc. (a)	26,090	567,458
Point Biopharma Global, Inc. (a)	93,162	751,817
Polarityte, Inc. (a)(b)	64,648	29,997
Poseida Therapeutics, Inc. (a)	24,256	168,579
Praxis Precision Medicines, Inc. (a)	33,373	571,012
Precigen, Inc. (a)(b)	90,711	357,401
Precision BioSciences, Inc. (a)	45,210	409,603
Prelude Therapeutics, Inc. (a)(b)	11,142	159,219
Prometheus Biosciences, Inc.	11,046	328,066
Protagenic Therapeutics, Inc. (a)	13,156	24,733
Protagonist Therapeutics, Inc. (a)	43,838	1,473,834
Protara Therapeutics, Inc. (a)	8,304	57,215
Prothena Corp. PLC (a)	34,289	1,719,593
PTC Therapeutics, Inc. (a)	68,480	2,544,717
Puma Biotechnology, Inc. (a)	33,487	103,810
Qualigen Therapeutics, Inc. (a)(b)	18,367	26,999
Radius Health, Inc. (a)	45,999	757,144
Rallybio Corp.	5,122	65,920
RAPT Therapeutics, Inc. (a)	18,462	602,784
Recro Pharma, Inc. (a)	34,750	54,558
Recursion Pharmaceuticals, Inc.	25,611	489,682
Regeneron Pharmaceuticals, Inc. (a)	101,685	64,725,553
REGENXBIO, Inc. (a)	36,293	1,161,376
Regulus Therapeutics, Inc. (a)	71,542	27,723
Relay Therapeutics, Inc. (a)	74,283	2,185,406
Reneo Pharmaceuticals, Inc. (b)	5,169	35,563
Repligen Corp. (a)	49,798	14,267,127
Replimune Group, Inc. (a)	27,835	793,019
Revolution Medicines, Inc. (a)(b)	60,168	1,664,247
Rhythm Pharmaceuticals, Inc. (a)	35,749	319,954
Rigel Pharmaceuticals, Inc. (a)(b)	169,013	451,265
Rocket Pharmaceuticals, Inc. (a)(b)	43,144	1,054,008
Rubius Therapeutics, Inc. (a)(b)	41,453	512,359
Sage Therapeutics, Inc. (a)	50,881	1,979,780
Salarius Pharmaceuticals, Inc. (a)(b)	38,687	25,147
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	12
Sana Biotechnology, Inc. (b)	82,166	1,561,976
Sangamo Therapeutics, Inc. (a)	116,911	969,192
Sarepta Therapeutics, Inc. (a)	83,689	6,762,908
Savara, Inc. (a)	90,762	98,023
Scholar Rock Holding Corp. (a)(b)	25,053	665,157
Seagen, Inc. (a)	128,122	20,499,520
Selecta Biosciences, Inc. (a)	93,647	280,941
Sellas Life Sciences Group, Inc. (a)	14,436	97,299
Sensei Biotherapeutics, Inc.	8,940	61,507
Sera Prognostics, Inc.	3,550	37,630
Seres Therapeutics, Inc. (a)	61,121	657,662
Sesen Bio, Inc. (a)	169,646	178,128
Shattuck Labs, Inc. (a)	26,105	221,370
Sigilon Therapeutics, Inc.	7,155	26,903
Silverback Therapeutics, Inc.	16,842	118,399
Sio Gene Therapies, Inc. (a)	34,698	55,170
Soleno Therapeutics, Inc. (a)(b)	39,023	25,466
Solid Biosciences, Inc. (a)	57,120	99,960
Soligenix, Inc. (a)(b)	28,666	25,114
Sorrento Therapeutics, Inc. (a)(b)	297,699	1,774,286
Spectrum Pharmaceuticals, Inc. (a)	152,839	241,486
Spero Therapeutics, Inc. (a)(b)	26,979	384,451
Springworks Therapeutics, Inc. (a)(b)	25,942	1,863,933
Spruce Biosciences, Inc. (a)	6,682	17,240
SQZ Biotechnologies Co. (b)	14,568	191,715
Statera Biopharma, Inc. (a)	26,219	77,084
Stoke Therapeutics, Inc. (a)	18,948	471,805
Surface Oncology, Inc. (a)(b)	30,184	174,162
Surrozen, Inc. (b)	18,858	171,042
Sutro Biopharma, Inc. (a)	41,225	704,123
Synaptogenix, Inc. (b)	5,350	49,862
Syndax Pharmaceuticals, Inc. (a)(b)	39,643	633,099
Synlogic, Inc. (a)	31,209	77,710
Synthetic Biologics, Inc. (a)	110,851	38,244
Syros Pharmaceuticals, Inc. (a)	54,880	217,325
T2 Biosystems, Inc. (a)(b)	141,446	87,668
Talaris Therapeutics, Inc. (b)	8,240	106,790
Tango Therapeutics, Inc. (a)(b)	61,597	638,761
Taysha Gene Therapies, Inc. (a)(b)	20,834	270,425
TCR2 Therapeutics, Inc. (a)	31,014	159,722
Tempest Therapeutics, Inc. (a)	2,967	29,373
Tenax Therapeutics, Inc. (a)(b)	19,302	24,707
Tenaya Therapeutics, Inc.	11,565	227,252
TG Therapeutics, Inc. (a)	131,028	1,991,626
TONIX Pharmaceuticals Holding (a)	305,950	143,552
TRACON Pharmaceuticals, Inc. (a)	12,447	32,362
Travere Therapeutics, Inc. (a)	51,154	1,460,447
Trevena, Inc. (a)(b)	149,797	101,862
TScan Therapeutics, Inc.	5,643	44,015
Turning Point Therapeutics, Inc. (a)	48,155	1,832,779
Twist Bioscience Corp. (a)	48,110	4,594,505
Tyme Technologies, Inc. (a)(b)	84,834	62,353
Ultragenyx Pharmaceutical, Inc. (a)	66,946	5,036,348
uniQure B.V. (a)	36,334	1,011,902
United Therapeutics Corp. (a)	43,732	8,287,214
UNITY Biotechnology, Inc. (a)	29,654	65,239
Vaccinex, Inc. (a)(b)	19,908	31,654
Vanda Pharmaceuticals, Inc. (a)	54,134	876,971
Vaxart, Inc. (a)(b)	119,276	949,437
Vaxcyte, Inc. (a)	29,667	604,613
VBI Vaccines, Inc. (a)	231,812	704,708
Vera Therapeutics, Inc. (a)	3,615	129,417
Veracyte, Inc. (a)	69,879	2,898,581
Verastem, Inc. (a)	168,816	450,739
Vericel Corp. (a)	46,013	1,712,144
Vertex Pharmaceuticals, Inc. (a)	250,941	46,910,911
Verve Therapeutics, Inc.	14,414	491,229
Viking Therapeutics, Inc. (a)(b)	70,526	374,493
Vincerx Pharma, Inc. (a)	11,247	117,981
Vir Biotechnology, Inc. (a)	72,096	3,418,792
Viracta Therapeutics, Inc. (a)	16,946	78,121
Viridian Therapeutics, Inc. (a)	6,329	121,770
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc.	1,930	10,519
VistaGen Therapeutics, Inc. (a)	174,039	335,895
Vor Biopharma, Inc. (a)(b)	9,497	109,595
Voyager Therapeutics, Inc. (a)(b)	20,589	62,591
vTv Therapeutics, Inc. Class A (a)(b)	25,250	31,310
Vyant Bio, Inc. (a)	25,034	47,815
Werewolf Therapeutics, Inc. (b)	7,106	102,966
Windtree Therapeutics, Inc. (a)	8,372	14,316
X4 Pharmaceuticals, Inc. (a)	17,447	77,639
Xbiotech, Inc.	16,399	206,955
Xencor, Inc. (a)	57,202	2,071,856
Xenetic Biosciences, Inc. (a)	7,136	10,133
XOMA Corp. (a)(b)	10,987	225,343
Y-mAbs Therapeutics, Inc. (a)	32,631	557,337
Yield10 Bioscience, Inc. (a)(b)	5,106	24,917
Yumanity Therapeutics, Inc. (a)	1,222	5,145
Yumanity Therapeutics, Inc. rights (a)(c)	24,450	0
Zentalis Pharmaceuticals, Inc. (a)	35,956	2,950,190
ZIOPHARM Oncology, Inc. (a)(b)	209,553	291,279
		1,104,771,090
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,717,943	216,065,691
Abiomed, Inc. (a)	43,881	13,812,861
Accelerate Diagnostics, Inc. (a)(b)	35,257	176,285
Accuray, Inc. (a)	90,576	435,671
Acutus Medical, Inc. (a)	19,182	63,301
Aethlon Medical, Inc. (a)	10,907	26,504
Align Technology, Inc. (a)	71,140	43,504,244
Allied Healthcare Products, Inc. (a)	2,823	18,632
Alphatec Holdings, Inc. (a)	66,214	734,975
Angiodynamics, Inc. (a)	38,126	981,745
Apollo Endosurgery, Inc. (a)	19,220	152,991
Apyx Medical Corp. (a)	28,602	384,125
Asensus Surgical, Inc. (a)(b)	231,071	309,635
Aspira Women's Health, Inc. (a)(b)	61,724	128,386
Atricure, Inc. (a)	45,179	2,864,349
Atrion Corp. (b)	1,406	998,246
Avanos Medical, Inc. (a)	48,517	1,463,758
Avinger, Inc. (a)(b)	91,748	53,351
AxoGen, Inc. (a)	40,551	388,073
Axonics Modulation Technologies, Inc. (a)	45,861	2,495,297
Baxter International, Inc.	483,672	36,067,421
Becton, Dickinson & Co.	278,328	66,002,702
Bellerophon Therapeutics, Inc. (a)	5,753	18,179
Beyond Air, Inc. (a)	17,018	246,761
BioLase Technology, Inc. (a)	138,462	60,979
BioLife Solutions, Inc. (a)	28,974	1,105,648
Biomerica, Inc. (a)(b)	11,649	56,498
BioSig Technologies, Inc. (a)(b)	28,257	76,859
Bioventus, Inc.	18,828	234,032
Boston Scientific Corp. (a)	1,378,076	52,463,353
Butterfly Network, Inc. Class A (a)(b)	127,183	896,640
Cardiovascular Systems, Inc. (a)	39,505	790,100
Cerus Corp. (a)	165,906	1,143,092
Chembio Diagnostics, Inc. (a)(b)	18,346	37,426
ClearPoint Neuro, Inc. (a)(b)	14,280	196,064
Co.-Diagnostics, Inc. (a)(b)	25,862	249,310
ConforMis, Inc. (a)	176,747	147,425
CONMED Corp. (b)	28,738	3,777,897
Cryolife, Inc. (a)	40,469	695,662
CryoPort, Inc. (a)(b)	45,306	3,010,131
Cutera, Inc. (a)(b)	16,382	571,077
CVRx, Inc.	5,536	64,107
CytoSorbents Corp. (a)	37,655	185,263
DarioHealth Corp. (a)(b)	13,912	217,445
Delcath Systems, Inc. (a)(b)	7,838	74,853
Dentsply Sirona, Inc.	211,520	10,309,485
DexCom, Inc. (a)	93,684	52,705,682
Eargo, Inc. (a)(b)	21,506	111,401
Edwards Lifesciences Corp. (a)	603,394	64,750,210
Ekso Bionics Holdings, Inc. (a)	11,780	38,285
electroCore, Inc. (a)	44,978	31,539
Electromed, Inc. (a)	7,866	94,549
ENDRA Life Sciences, Inc. (a)(b)	31,927	30,398
Envista Holdings Corp. (a)	154,345	5,988,586
Envveno Medical Corp. (a)(b)	5,882	39,880
Figs, Inc. Class A (b)	34,788	1,156,353
Fonar Corp. (a)	6,638	108,531
Glaukos Corp. (a)	46,138	1,985,318
Globus Medical, Inc. (a)	76,732	4,804,958
Haemonetics Corp. (a)	50,193	2,572,391
Helius Medical Technologies, Inc. (U.S.) (a)(b)	3,762	25,318
Heska Corp. (a)	10,507	1,691,207
Hill-Rom Holdings, Inc.	63,971	9,947,491
Hologic, Inc. (a)	245,702	18,361,310
ICU Medical, Inc. (a)	18,933	4,282,834
IDEXX Laboratories, Inc. (a)	82,375	50,089,766
Inari Medical, Inc. (a)	31,401	2,591,839
Inogen, Inc. (a)	19,755	603,515
Insulet Corp. (a)	66,586	19,206,066
Integer Holdings Corp. (a)	32,613	2,600,561
Integra LifeSciences Holdings Corp. (a)	71,481	4,571,210
Intersect ENT, Inc. (a)	31,891	853,722
IntriCon Corp. (a)	8,153	134,361
Intuitive Surgical, Inc. (a)	345,605	112,093,526
Invacare Corp. (a)(b)	33,353	91,387
InVivo Therapeutics Holdings Corp. (a)(b)	60,611	35,585
INVO Bioscience, Inc. (a)	10,569	32,764
IRadimed Corp. (a)	5,819	261,855
iRhythm Technologies, Inc. (a)	28,556	3,015,514
Iridex Corp. (a)	12,154	75,963
Kewaunee Scientific Corp. (a)	406	5,229
Lantheus Holdings, Inc. (a)	67,204	1,799,723
LeMaitre Vascular, Inc. (b)	18,625	871,464
LENSAR, Inc. (a)	6,923	47,215
LivaNova PLC (a)	51,534	4,130,965
Lucira Health, Inc. (b)	9,091	61,092
Masimo Corp. (a)	48,964	13,617,868
Medtronic PLC	1,302,067	138,930,549
Meridian Bioscience, Inc. (a)	42,216	840,521
Merit Medical Systems, Inc. (a)	49,920	3,137,971
Mesa Laboratories, Inc. (b)	5,064	1,563,713
Microbot Medical, Inc. (a)(b)	4,719	24,303
Milestone Scientific, Inc. (a)	39,546	91,747
Motus GI Holdings, Inc. (a)(b)	30,439	14,915
Myomo, Inc. (a)	5,910	48,344
NanoVibronix, Inc. (a)	18,999	20,709
Natus Medical, Inc. (a)	34,954	789,960
Nemaura Medical, Inc. (a)	7,006	33,629
Neogen Corp. (a)	100,063	4,015,528
NeuroMetrix, Inc. (a)(b)	3,803	26,393
Neuronetics, Inc. (a)	25,593	99,045
NeuroPace, Inc.	5,738	57,380
Nevro Corp. (a)	34,355	2,991,633
Novocure Ltd. (a)	86,082	8,060,718
NuVasive, Inc. (a)	50,835	2,443,130
Nuwellis, Inc. (a)	4,077	6,442
OraSure Technologies, Inc. (a)	69,402	647,521
Ortho Clinical Diagnostics Holdings PLC	110,847	2,121,612
Orthofix International NV (a)	19,504	597,017
OrthoPediatrics Corp. (a)	13,095	729,522
Outset Medical, Inc. (a)	40,175	1,904,295
Owlet, Inc. (a)	68,202	308,955
PAVmed, Inc. (a)	72,767	267,055
Penumbra, Inc. (a)	33,474	8,222,888
Predictive Oncology, Inc. (a)	50,333	51,843
Pro-Dex, Inc. (a)	3,251	73,960
Pulmonx Corp. (a)	34,394	1,110,926
Pulse Biosciences, Inc. (a)(b)	12,872	261,302
Quidel Corp. (a)	36,827	5,434,192
Quotient Ltd. (a)	91,791	194,597
Repro Medical Systems, Inc. (a)	34,409	118,367
Reshape Lifesciences, Inc. (a)(b)	2,519	4,761
ResMed, Inc.	140,817	35,887,212
Retractable Technologies, Inc. (a)(b)	13,399	116,035
Rockwell Medical Technologies, Inc. (a)(b)	90,486	38,457
RxSight, Inc.	6,025	65,371
Sanara Medtech, Inc. (a)(b)	2,474	69,124
Seaspine Holdings Corp. (a)	31,999	429,747
Second Sight Medical Products, Inc. (a)(b)	26,751	52,967
Senseonics Holdings, Inc. (a)(b)	398,931	1,252,643
Sensus Healthcare, Inc. (a)	11,105	68,185
Shockwave Medical, Inc. (a)	33,891	6,108,514
SI-BONE, Inc. (a)	25,854	497,690
Sientra, Inc. (a)	58,490	235,130
Sight Sciences, Inc.	9,166	192,028
Silk Road Medical, Inc. (a)	34,614	1,404,636
Sintx Technologies, Inc. (a)(b)	16,443	14,619
SmileDirectClub, Inc. (a)(b)	100,226	307,694
Soliton, Inc. (a)	9,483	194,686
Staar Surgical Co. (a)	46,520	4,428,239
Stereotaxis, Inc. (a)	51,282	301,025
STERIS PLC	96,385	21,063,014
STRATA Skin Sciences, Inc. (a)	2,761	4,086
Stryker Corp.	324,929	76,887,949
Surgalign Holdings, Inc. (a)	106,619	87,428
SurModics, Inc. (a)	14,449	634,745
Tactile Systems Technology, Inc. (a)	19,026	371,007
Talis Biomedical Corp.	14,676	68,684
Tandem Diabetes Care, Inc. (a)	61,333	7,882,517
Tela Bio, Inc. (a)	6,586	81,666
Teleflex, Inc.	45,205	13,444,871
The Cooper Companies, Inc.	47,661	17,942,937
Thermogenesis Holdings, Inc. (a)(b)	4,357	5,664
TransMedics Group, Inc. (a)	27,297	601,626
Treace Medical Concepts, Inc.	12,108	209,589
Utah Medical Products, Inc.	3,303	368,483
Vapotherm, Inc. (a)(b)	21,942	482,724
Varex Imaging Corp. (a)	39,091	1,116,048
Venus Concept, Inc. (a)	14,398	18,429
ViewRay, Inc. (a)(b)	139,210	715,539
Viveve Medical, Inc. (a)(b)	5,483	8,444
VolitionRx Ltd. (a)	34,878	112,656
Zimmer Biomet Holdings, Inc.	201,595	24,110,762
Zomedica Corp. (a)(b)	938,443	371,342
Zosano Pharma Corp. (a)(b)	92,202	55,321
Zynex, Inc. (b)	18,675	239,040
		1,253,067,976
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	114,426	1,822,806
Acadia Healthcare Co., Inc. (a)	85,709	4,814,275
Accolade, Inc. (a)	56,908	1,460,828
AdaptHealth Corp. (a)	94,515	1,855,329
Addus HomeCare Corp. (a)	15,507	1,352,521
Agiliti, Inc. (a)(b)	27,805	585,573
agilon health, Inc.	46,271	1,017,962
Alignment Healthcare, Inc.	28,962	469,474
Amedisys, Inc. (a)	32,050	4,475,783
AmerisourceBergen Corp.	144,064	16,675,408
AMN Healthcare Services, Inc. (a)	45,346	5,169,897
Anthem, Inc.	236,064	95,896,279
Apollo Medical Holdings, Inc. (a)(b)	36,527	3,421,484
Apria, Inc.	7,245	203,802
ATI Physical Therapy, Inc. (a)(b)	40,280	144,605
Avalon GloboCare Corp. (a)	12,514	11,888
Aveanna Healthcare Holdings, Inc.	41,305	266,004
Biodesix, Inc. (a)	4,906	33,459
Brookdale Senior Living, Inc. (a)	180,008	1,054,847
Caladrius Biosciences, Inc. (a)	51,793	48,566
Cano Health, Inc. (a)	165,830	1,548,852
Cardinal Health, Inc.	280,478	12,966,498
CareMax, Inc. Class A (a)	63,481	425,323
Castle Biosciences, Inc. (a)	23,307	963,278
Centene Corp. (a)	563,919	40,269,456
Chemed Corp.	15,113	7,034,950
Cigna Corp.	329,289	63,190,559
Clover Health Investments Corp. (a)	248,609	1,233,101
Community Health Systems, Inc. (a)	121,125	1,457,134
Corvel Corp. (a)	9,376	1,762,688
Covetrus, Inc. (a)	100,844	1,813,175
Cross Country Healthcare, Inc. (a)	33,855	885,647
CVS Health Corp.	1,278,033	113,821,619
CynergisTek, Inc. (a)	4,652	6,057
DaVita HealthCare Partners, Inc. (a)	64,439	6,089,486
Encompass Health Corp.	95,258	5,488,766
Enzo Biochem, Inc. (a)	47,335	164,726
Five Star Senior Living, Inc. (a)	15,291	48,931
Fulgent Genetics, Inc. (a)(b)	18,618	1,741,155
Great Elm Group, Inc.	30,049	53,487
Guardant Health, Inc. (a)	97,741	10,274,534
Hanger, Inc. (a)	38,131	643,270
HCA Holdings, Inc.	238,471	53,796,673
HealthEquity, Inc. (a)	81,956	4,481,354
Henry Schein, Inc. (a)	134,399	9,550,393
Hims & Hers Health, Inc. (a)(b)	122,611	803,102
Humana, Inc.	124,378	52,202,690
IMAC Holdings, Inc. (a)	24,559	31,190
InfuSystems Holdings, Inc. (a)	16,341	270,444
Innovage Holding Corp. (b)	20,016	159,528
Laboratory Corp. of America Holdings (a)	93,482	26,673,219
LHC Group, Inc. (a)	31,182	3,577,199
LifeStance Health Group, Inc.	41,743	331,439
Magellan Health Services, Inc. (a)	21,902	2,076,091
McKesson Corp.	149,339	32,370,722
MEDNAX, Inc. (a)	84,997	2,087,526
Modivcare, Inc. (a)	12,157	1,665,874
Molina Healthcare, Inc. (a)	56,373	16,076,452
National Healthcare Corp.	12,593	812,123
National Research Corp. Class A	12,918	517,366
Novo Integrated Sciences, Inc. (a)	4,809	6,949
Oak Street Health, Inc. (a)	137,132	4,244,235
Ontrak, Inc. (a)(b)	7,794	47,310
Option Care Health, Inc. (a)	136,024	3,442,767
Owens & Minor, Inc.	73,561	2,942,440
Patterson Companies, Inc.	84,668	2,664,502
Pennant Group, Inc. (a)	25,042	509,104
PetIQ, Inc. Class A (a)(b)	24,759	494,437
Precipio, Inc. (a)	20,654	40,069
Premier, Inc.	115,094	4,266,535
Privia Health Group, Inc. (b)	25,922	598,798
Progenity, Inc. (a)(b)	19,297	60,400
Progyny, Inc. (a)	67,682	3,436,215
Psychemedics Corp. (a)	2,812	22,046
Quest Diagnostics, Inc.	118,560	17,627,501
R1 RCM, Inc. (a)	131,638	3,135,617
RadNet, Inc. (a)	42,521	1,146,366
Regional Health Properties, Inc. (a)	1,040	6,115
Select Medical Holdings Corp.	104,713	2,811,544
Sharps Compliance Corp. (a)	10,976	81,003
Signify Health, Inc.	23,450	318,686
SOC Telemed, Inc. Class A (a)	54,521	110,678
Sonida Senior Living, Inc. (a)	5,264	150,550
Star Equity Holdings, Inc. (a)(b)	2,778	6,806
SunLink Health Systems, Inc. (a)	3,788	7,614
Surgery Partners, Inc. (a)	34,655	1,537,296
Talkspace, Inc. Class A (a)(b)	104,890	240,198
Tenet Healthcare Corp. (a)	103,832	7,566,238
The Ensign Group, Inc.	51,457	3,927,713
The Joint Corp. (a)	13,878	1,109,130
Tivity Health, Inc. (a)	42,325	1,008,182
Triple-S Management Corp. (a)	22,643	804,279
U.S. Physical Therapy, Inc.	12,947	1,113,183
UnitedHealth Group, Inc.	913,565	405,823,844
Universal Health Services, Inc. Class B	73,057	8,674,058
Vivos Therapeutics, Inc. (b)	14,137	36,049
		1,100,165,324
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	120,529	2,004,397
American Well Corp. (a)	179,697	1,168,031
CareCloud, Inc. (a)(b)	6,402	44,430
Castlight Health, Inc. Class B (a)	90,258	138,095
Cerner Corp.	284,579	20,048,591
Certara, Inc.	100,321	2,701,645
Change Healthcare, Inc. (a)	243,434	4,936,842
Computer Programs & Systems, Inc. (a)	13,532	398,788
Convey Health Solutions Holdin	10,113	65,937
Doximity, Inc.	47,942	3,243,276
Evolent Health, Inc. (a)	78,510	2,041,260
Forian, Inc.	15,739	135,041
GoodRx Holdings, Inc. (a)(b)	61,752	2,465,140
Health Catalyst, Inc. (a)(b)	48,574	2,107,626
HealthStream, Inc. (a)	24,091	559,393
HTG Molecular Diagnostics (a)(b)	3,764	14,830
iCAD, Inc. (a)	20,843	153,613
Inspire Medical Systems, Inc. (a)	26,178	5,844,762
MultiPlan Corp. Class A (a)(b)	253,962	1,026,006
NantHealth, Inc. (a)	41,724	46,731
Nextgen Healthcare, Inc. (a)	54,615	846,533
Omnicell, Inc. (a)	42,303	7,487,631
OptimizeRx Corp. (a)(b)	17,479	1,136,135
Phreesia, Inc. (a)	49,994	2,883,654
Schrodinger, Inc. (a)	46,130	1,807,373
SCWorx, Corp. (a)	5,597	8,396
Sema4 Holdings Corp. Class A (a)	125,857	839,466
Sharecare, Inc. Class A (a)(b)	281,305	1,780,661
Simulations Plus, Inc. (b)	14,822	696,189
Streamline Health Solutions, Inc. (a)	27,068	41,414
Tabula Rasa HealthCare, Inc. (a)(b)	22,197	252,380
Teladoc Health, Inc. (a)(b)	154,887	15,682,309
Veeva Systems, Inc. Class A (a)	133,424	37,702,954
Vocera Communications, Inc. (a)	34,555	2,015,939
		122,325,468
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	88,210	13,479,370
23andMe Holding Co. Class A (a)(b)	79,232	651,287
Absci Corp. (b)	12,274	129,491
Adaptive Biotechnologies Corp. (a)	107,476	2,804,049
Agilent Technologies, Inc.	293,872	44,345,285
Akoya Biosciences, Inc.	6,065	78,724
Alpha Teknova, Inc.	5,863	131,097
Applied DNA Sciences, Inc. (a)(b)	3,677	21,253
Avantor, Inc. (a)	565,295	22,317,847
Berkeley Lights, Inc. (a)	41,481	865,708
Bio-Rad Laboratories, Inc. Class A (a)	20,733	15,616,096
Bio-Techne Corp.	37,629	17,762,017
BioNano Genomics, Inc. (a)(b)	272,609	1,065,901
Bruker Corp.	97,804	7,921,146
Champions Oncology, Inc. (a)	3,881	30,660
Charles River Laboratories International, Inc. (a)	48,725	17,827,016
ChromaDex, Inc. (a)(b)	48,378	226,893
Codex DNA, Inc.	5,847	39,993
Codexis, Inc. (a)	56,801	1,971,563
Cytek Biosciences, Inc. (b)	12,873	259,648
Danaher Corp.	615,692	198,031,175
Fluidigm Corp. (a)(b)	73,067	336,839
Harvard Bioscience, Inc. (a)	34,742	232,424
Illumina, Inc. (a)	142,039	51,891,108
Inotiv, Inc. (a)(b)	14,209	738,868
IQVIA Holdings, Inc. (a)	185,466	48,059,805
Maravai LifeSciences Holdings, Inc.	105,266	4,835,920
Medpace Holdings, Inc. (a)	27,556	5,715,390
Mettler-Toledo International, Inc. (a)	22,344	33,831,721
Nanostring Technologies, Inc. (a)	45,255	1,859,981
Nautilus Biotechnology, Inc. (a)	47,068	228,280
NeoGenomics, Inc. (a)	120,804	4,138,745
Pacific Biosciences of California, Inc. (a)	195,060	4,527,343
PerkinElmer, Inc.	108,422	19,750,152
Personalis, Inc. (a)	34,462	466,960
PPD, Inc. (a)	115,289	5,430,112
Quanterix Corp. (a)	33,377	1,334,079
Quantum-Si, Inc. (b)	83,639	541,981
Rapid Micro Biosystems, Inc. (b)	7,184	88,507
Seer, Inc. (b)	35,072	782,456
Singular Genomics Systems, Inc.	13,007	148,540
Sotera Health Co.	98,306	2,097,850
Syneos Health, Inc. (a)	100,903	9,803,735
Thermo Fisher Scientific, Inc.	381,232	241,255,047
Waters Corp. (a)	59,237	19,433,883
West Pharmaceutical Services, Inc.	71,567	31,679,848
		834,785,793
Pharmaceuticals - 3.1%
9 Meters Biopharma, Inc. (a)	245,961	255,799
AcelRx Pharmaceuticals, Inc. (a)	106,962	69,718
Acer Therapeutics, Inc. (a)(b)	2,754	5,783
Aclaris Therapeutics, Inc. (a)	46,081	589,837
Adamis Pharmaceuticals Corp. (a)(b)	139,968	114,774
Adial Pharmaceuticals, Inc. (a)(b)	9,174	25,504
Aerie Pharmaceuticals, Inc. (a)	48,116	485,972
Agile Therapeutics, Inc. (a)	83,843	52,821
Alimera Sciences, Inc. (a)	3,266	16,951
Amneal Pharmaceuticals, Inc. (a)	103,336	431,944
Amphastar Pharmaceuticals, Inc. (a)	36,479	713,529
Ampio Pharmaceuticals, Inc. (a)(b)	174,128	196,765
Angion Biomedica Corp.	4,530	16,308
ANI Pharmaceuticals, Inc. (a)	9,955	409,549
Antares Pharma, Inc. (a)	163,957	529,581
Aquestive Therapeutics, Inc. (a)	18,307	108,011
Artelo Biosciences, Inc. (a)	11,386	7,173
Arvinas Holding Co. LLC (a)	42,626	3,222,952
Assertio Holdings, Inc. (a)	34,705	49,281
AstraZeneca PLC sponsored ADR	1	55
Atea Pharmaceuticals, Inc.	52,696	426,311
Athira Pharma, Inc. (a)	31,007	417,974
Avenue Therapeutics, Inc. (a)	4,408	6,215
Axsome Therapeutics, Inc. (a)(b)	28,452	982,732
Aytu BioScience, Inc. (a)(b)	22,173	43,459
Baudax Bio, Inc. (a)(b)	54,506	20,527
Biodelivery Sciences International, Inc. (a)	96,352	267,859
Bristol-Myers Squibb Co.	2,152,137	115,419,107
Cara Therapeutics, Inc. (a)	41,730	550,001
Cassava Sciences, Inc. (a)(b)	36,888	1,973,139
Catalent, Inc. (a)	164,504	21,165,085
Citius Pharmaceuticals, Inc. (a)(b)	118,079	199,554
Clearside Biomedical, Inc. (a)	48,052	176,351
Clever Leaves Holdings, Inc. (b)	16,440	81,542
CNS Pharmaceuticals, Inc. (a)(b)	22,678	24,719
Cocrystal Pharma, Inc. (a)	76,792	68,929
Collegium Pharmaceutical, Inc. (a)	36,207	636,519
Corcept Therapeutics, Inc. (a)	102,025	2,142,525
CorMedix, Inc. (a)	38,733	192,890
Cumberland Pharmaceuticals, Inc. (a)	2,110	10,613
CymaBay Therapeutics, Inc. (a)	55,380	183,308
Cyteir Therapeutics, Inc. (b)	5,890	97,833
Dare Bioscience, Inc. (a)	43,337	78,007
Durect Corp. (a)(b)	220,663	218,412
Edgewise Therapeutics, Inc. (b)	12,981	226,129
Elanco Animal Health, Inc. (a)	457,373	13,144,900
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	768,983	190,738,543
Eloxx Pharmaceuticals, Inc. (a)	64,312	47,835
Endo International PLC (a)	226,709	1,269,570
Enveric Biosciences, Inc. (a)(b)	17,474	22,716
Esperion Therapeutics, Inc. (a)(b)	26,790	233,877
Eton Pharmaceuticals, Inc. (a)(b)	15,684	61,168
Evofem Biosciences, Inc. (a)(b)	132,490	58,826
Evoke Pharma, Inc. (a)(b)	16,623	12,632
Evolus, Inc. (a)(b)	33,266	184,294
Eyenovia, Inc. (a)(b)	19,929	72,741
Eyepoint Pharmaceuticals, Inc. (a)	18,416	290,973
Fulcrum Therapeutics, Inc. (a)	27,465	398,243
Graybug Vision, Inc. (a)(b)	4,425	11,328
Harmony Biosciences Holdings, Inc. (a)(b)	22,638	771,729
Harrow Health, Inc. (a)	25,527	255,270
Hepion Pharmaceuticals, Inc. (a)(b)	68,049	84,381
Hoth Therapeutics, Inc. (a)	4,904	4,016
Ikena Oncology, Inc.	8,902	127,343
IMARA, Inc. (a)	4,202	14,203
Innoviva, Inc. (a)	60,099	1,004,855
Intra-Cellular Therapies, Inc. (a)	73,766	2,986,048
Jaguar Health, Inc. (a)(b)	40,696	53,312
Jazz Pharmaceuticals PLC (a)	58,824	7,051,233
Johnson & Johnson	2,550,751	397,738,603
Kala Pharmaceuticals, Inc. (a)(b)	35,936	68,278
Kaleido Biosciences, Inc. (a)(b)	19,994	71,778
KemPharm, Inc. (a)(b)	27,248	213,352
Landos Biopharma, Inc.	5,994	43,337
Lannett Co., Inc. (a)(b)	29,420	45,895
Lexaria Bioscience Corp. (a)(b)	5,481	29,049
Lipocine, Inc. (a)	94,770	104,247
Liquidia Technologies, Inc. (a)	33,068	137,232
Longboard Pharmaceuticals, Inc.	5,791	33,009
Lyra Therapeutics, Inc. (a)	3,893	21,801
Marinus Pharmaceuticals, Inc. (a)(b)	32,275	358,575
Merck & Co., Inc.	2,452,152	183,690,706
MyMD Pharmaceuticals, Inc. (a)	30,079	230,405
Nektar Therapeutics (a)	182,959	2,060,118
NGM Biopharmaceuticals, Inc. (a)	35,527	640,197
NovaBay Pharmaceuticals, Inc. (a)(b)	180	90
Novan, Inc. (a)	13,457	67,823
Nuvation Bio, Inc. (a)(b)	116,620	1,046,081
Ocular Therapeutix, Inc. (a)	74,890	512,248
Ocuphire Pharma, Inc. (a)(b)	8,083	31,605
Ocuphire Pharma, Inc. rights (a)(c)	259	236
Odonate Therapeutics, Inc. (a)	19,333	32,093
Omeros Corp. (a)(b)	60,426	435,067
Onconova Therapeutics, Inc. (a)	15,366	46,098
Opiant Pharmaceuticals, Inc. (a)	3,787	92,365
OptiNose, Inc. (a)	30,917	49,158
Organon & Co.	244,092	7,134,809
Osmotica Pharmaceuticals PLC (a)	12,730	16,931
Otonomy, Inc. (a)	48,326	99,068
Pacira Biosciences, Inc. (a)	44,219	2,326,804
Palisade Bio, Inc. (a)	20	47
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)(b)	42,389	178,882
Perrigo Co. PLC	128,354	4,711,875
Petros Pharmaceuticals, Inc. (b)	456	1,304
Pfizer, Inc.	5,430,931	291,803,923
Phathom Pharmaceuticals, Inc. (a)(b)	14,454	259,305
Phibro Animal Health Corp. Class A	22,247	435,819
Pliant Therapeutics, Inc. (a)(b)	18,631	264,188
PLx Pharma PLC (a)(b)	22,474	206,761
Prestige Brands Holdings, Inc. (a)	49,435	2,765,888
Processa Pharmaceuticals, Inc. (a)	8,545	46,314
ProPhase Labs, Inc. (b)	11,392	71,542
Provention Bio, Inc. (a)(b)	54,284	374,560
Pulmatrix, Inc. (a)	83,083	55,416
Rain Therapeutics, Inc. (b)	7,150	92,521
Rani Therapeutics Holdings, Inc. (b)	6,263	185,635
Reata Pharmaceuticals, Inc. (a)	26,937	2,305,807
Relmada Therapeutics, Inc. (a)	14,700	262,542
Revance Therapeutics, Inc. (a)	65,341	893,865
Reviva Pharmaceuticals Holdings, Inc. (a)	6,698	24,314
Royalty Pharma PLC	341,869	13,596,130
Satsuma Pharmaceuticals, Inc. (a)	12,265	58,013
scPharmaceuticals, Inc. (a)	10,137	43,995
SCYNEXIS, Inc. (a)(b)	21,488	158,581
Seelos Therapeutics, Inc. (a)	87,563	151,484
SenesTech, Inc. (a)	6,556	8,129
SIGA Technologies, Inc. (a)	35,804	292,161
Sonoma Pharmaceuticals, Inc. (a)	1,722	9,127
Supernus Pharmaceuticals, Inc. (a)	52,973	1,587,601
Tarsus Pharmaceuticals, Inc. (a)	5,645	150,157
Terns Pharmaceuticals, Inc.	7,330	55,342
TFF Pharmaceuticals, Inc. (a)(b)	15,765	117,292
TherapeuticsMD, Inc. (a)	361,350	178,868
Theravance Biopharma, Inc. (a)	49,106	412,490
Timber Pharmaceuticals, Inc. (a)(b)	39,978	18,394
Titan Pharmaceuticals, Inc. (a)(b)	2,436	3,508
Trevi Therapeutics, Inc. (a)	6,693	6,657
Tricida, Inc. (a)	27,213	206,547
Verrica Pharmaceuticals, Inc. (a)(b)	10,933	113,157
Viatris, Inc.	1,166,121	14,354,950
Vyne Therapeutics, Inc. (a)(b)	47,713	49,144
WAVE Life Sciences (a)	35,580	138,762
Xeris Biopharma Holdings, Inc. (b)	104,494	218,392
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	8,620
Zoetis, Inc. Class A	458,777	101,866,845
Zogenix, Inc. (a)	53,967	607,129
Zynerba Pharmaceuticals, Inc. (a)(b)	40,620	140,545
		1,408,681,669
TOTAL HEALTH CARE		5,823,797,320
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
AAR Corp. (a)	32,069	1,047,374
Aerojet Rocketdyne Holdings, Inc.	73,016	3,069,593
AeroVironment, Inc. (a)	22,620	1,826,791
AerSale Corp.	7,880	142,549
Air Industries Group, Inc. (a)(b)	20,123	19,942
Astra Space, Inc. Class A (a)(b)	123,643	1,356,364
Astronics Corp. (a)	23,253	243,226
Astrotech Corp. (a)	34,846	27,807
Axon Enterprise, Inc. (a)	63,979	10,799,015
BWX Technologies, Inc.	93,456	4,457,851
Byrna Technologies, Inc. (a)	13,845	203,798
CPI Aerostructures, Inc. (a)	11,576	32,876
Curtiss-Wright Corp.	38,547	4,849,984
Ducommun, Inc. (a)	11,704	497,537
General Dynamics Corp.	224,234	42,373,499
HEICO Corp.	44,294	6,135,605
HEICO Corp. Class A	68,264	8,478,389
Hexcel Corp. (a)	78,816	4,049,566
Howmet Aerospace, Inc.	374,350	10,530,466
Huntington Ingalls Industries, Inc.	38,524	6,838,395
Innovative Solutions & Support, Inc.	9,716	64,514
Kaman Corp.	27,779	1,027,823
Kratos Defense & Security Solutions, Inc. (a)	121,324	2,391,296
L3Harris Technologies, Inc.	194,730	40,714,148
Lockheed Martin Corp.	238,988	79,659,480
Maxar Technologies, Inc.	71,322	1,963,495
Mercury Systems, Inc. (a)	55,216	2,702,823
Momentus, Inc. Class A (a)(b)	54,143	373,045
Moog, Inc. Class A	28,422	1,965,950
National Presto Industries, Inc.	4,916	402,030
Northrop Grumman Corp.	145,743	50,835,158
PAE, Inc. (a)	59,548	590,716
Park Aerospace Corp.	16,819	216,965
Parsons Corp. (a)	24,668	818,731
Raytheon Technologies Corp.	1,460,404	118,175,892
SIFCO Industries, Inc. (a)	5,271	43,328
Sigma Labs, Inc. (a)	8,545	20,166
Spirit AeroSystems Holdings, Inc. Class A	101,592	3,846,273
Textron, Inc.	217,884	15,426,187
The Boeing Co. (a)	533,720	105,596,502
TransDigm Group, Inc. (a)	50,562	29,227,364
Triumph Group, Inc. (a)	64,929	1,088,210
Vectrus, Inc. (a)	11,176	467,604
Virgin Galactic Holdings, Inc. (a)(b)	174,463	2,791,408
VirTra, Inc. (a)	11,333	73,325
		567,463,060
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	1,856	51,188
Air Transport Services Group, Inc. (a)	57,871	1,428,835
Atlas Air Worldwide Holdings, Inc. (a)	26,367	2,310,013
C.H. Robinson Worldwide, Inc.	127,236	12,098,871
Expeditors International of Washington, Inc.	164,197	19,969,639
FedEx Corp.	238,058	54,841,421
Forward Air Corp.	26,906	2,656,968
GXO Logistics, Inc.	95,102	9,134,547
Hub Group, Inc. Class A (a)	33,635	2,612,430
Radiant Logistics, Inc. (a)	43,019	324,363
United Parcel Service, Inc. Class B	705,452	139,940,513
		245,368,788
Airlines - 0.2%
Alaska Air Group, Inc. (a)	121,759	5,913,835
Allegiant Travel Co. (a)	14,728	2,551,184
American Airlines Group, Inc. (a)(b)	628,997	11,126,957
Blade Air Mobility, Inc. (a)(b)	47,471	417,270
Delta Air Lines, Inc. (a)	616,202	22,306,512
Frontier Group Holdings, Inc. (b)	29,585	394,960
Hawaiian Holdings, Inc. (a)	49,835	910,984
JetBlue Airways Corp. (a)	292,001	3,918,653
Joby Aviation, Inc. (a)	261,391	2,072,831
Mesa Air Group, Inc. (a)	30,826	217,632
SkyWest, Inc. (a)	49,675	1,945,770
Southwest Airlines Co. (a)	570,276	25,320,254
Spirit Airlines, Inc. (a)	107,391	2,245,546
Sun Country Airlines Holdings, Inc.	30,905	847,724
United Airlines Holdings, Inc. (a)	314,213	13,278,641
Wheels Up Experience, Inc. Class A (a)	175,968	816,492
		94,285,245
Building Products - 0.7%
A.O. Smith Corp.	128,592	10,165,198
AAON, Inc.	40,592	3,166,176
Advanced Drain Systems, Inc.	53,719	6,645,577
Allegion PLC	86,757	10,726,635
Alpha PRO Tech Ltd. (a)(b)	10,785	60,072
American Woodmark Corp. (a)	16,506	1,017,430
Apogee Enterprises, Inc.	24,863	1,026,842
Applied UV, Inc. (a)(b)	2,693	12,442
Armstrong Flooring, Inc. (a)	20,015	39,029
Armstrong World Industries, Inc.	44,872	4,755,086
Builders FirstSource, Inc. (a)	200,492	13,922,164
Carlisle Companies, Inc.	50,385	11,346,702
Carrier Global Corp.	838,805	45,396,127
Cornerstone Building Brands, Inc. (a)	52,441	824,373
CSW Industrials, Inc.	15,623	1,877,885
Fortune Brands Home & Security, Inc.	133,831	13,454,030
Gibraltar Industries, Inc. (a)	32,274	2,191,405
Griffon Corp.	46,180	1,214,996
Insteel Industries, Inc.	18,711	788,856
Janus International Group, Inc.	54,595	694,994
Jeld-Wen Holding, Inc. (a)	90,617	2,195,650
Johnson Controls International PLC	688,546	51,475,699
Lennox International, Inc.	33,048	10,212,493
Masco Corp.	239,438	15,778,964
Masonite International Corp. (a)	23,708	2,536,756
Owens Corning	99,615	8,451,337
PGT Innovations, Inc. (a)	60,978	1,252,488
Quanex Building Products Corp.	32,674	698,243
Resideo Technologies, Inc. (a)	141,610	3,694,605
Simpson Manufacturing Co. Ltd.	40,755	4,701,497
Tecnoglass, Inc.	19,912	612,891
The AZEK Co., Inc. (a)	106,865	4,191,245
Trane Technologies PLC	229,604	42,855,587
Trex Co., Inc. (a)	111,490	14,802,527
UFP Industries, Inc.	60,579	5,045,019
View, Inc. Class A (a)(b)	62,565	264,024
Zurn Water Solutions Corp.	118,415	4,150,446
		302,245,490
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	66,328	2,984,760
ACCO Brands Corp.	91,617	756,756
Acme United Corp.	2,643	92,392
ACV Auctions, Inc. Class A (a)	45,818	970,425
ADT, Inc. (b)	145,297	1,207,418
Aqua Metals, Inc. (a)(b)	63,471	99,649
ARC Document Solutions, Inc.	34,730	100,717
BioHiTech Global, Inc. (a)(b)	17,018	15,315
Brady Corp. Class A	47,524	2,388,081
BrightView Holdings, Inc. (a)	49,654	675,294
Casella Waste Systems, Inc. Class A (a)	49,515	4,197,882
CECO Environmental Corp. (a)	29,039	172,201
Charah Solutions, Inc. (a)	9,668	44,376
Cimpress PLC (a)	18,617	1,448,961
Cintas Corp.	84,615	35,723,607
Clean Harbors, Inc. (a)	47,869	4,855,831
CompX International, Inc. Class A	1,134	25,288
Copart, Inc. (a)	205,825	29,877,557
CoreCivic, Inc. (a)	117,845	1,269,191
Deluxe Corp. (b)	42,505	1,438,369
Driven Brands Holdings, Inc.	54,648	1,686,437
Dss, Inc. (a)	22,138	17,234
Ennis, Inc.	26,005	494,615
Fuel Tech, Inc. (a)(b)	19,174	31,445
Harsco Corp. (a)	77,270	1,126,597
Healthcare Services Group, Inc.	73,018	1,277,815
Heritage-Crystal Clean, Inc. (a)	14,506	465,498
HNI Corp.	42,766	1,689,685
IAA, Inc. (a)	129,565	6,257,990
Interface, Inc.	58,877	839,586
JanOne, Inc. (a)(b)	1,372	6,737
KAR Auction Services, Inc. (a)	117,009	1,753,965
Kimball International, Inc. Class B	37,010	378,982
Matthews International Corp. Class A	30,229	1,048,039
Millerknoll, Inc.	72,004	2,731,832
Montrose Environmental Group, Inc. (a)	25,481	1,865,974
MSA Safety, Inc.	34,811	4,989,113
NL Industries, Inc. (b)	2,768	17,023
Odyssey Marine Exploration, Inc. (a)(b)	5,710	35,288
Performant Financial Corp. (a)	35,708	96,055
Perma-Fix Environmental Services, Inc. (a)	7,911	56,010
Pitney Bowes, Inc.	164,244	1,121,787
Quad/Graphics, Inc. (a)(b)	30,306	121,830
Quest Resource Holding Corp. (a)	13,683	71,425
R.R. Donnelley & Sons Co. (a)	70,689	746,476
Recycling Asset Holdings, Inc. (a)(c)	478	17
Republic Services, Inc.	202,781	26,819,815
Rollins, Inc.	218,550	7,273,344
SP Plus Corp. (a)	23,132	627,109
Steelcase, Inc. Class A (b)	88,651	992,005
Stericycle, Inc. (a)	87,924	4,967,706
Team, Inc. (a)	29,745	40,156
Tetra Tech, Inc.	51,970	9,597,820
The Brink's Co.	48,925	2,992,253
TOMI Environmental Solutions, Inc. (a)	10,144	17,549
U.S. Ecology, Inc. (a)	30,520	1,039,816
UniFirst Corp.	14,843	2,844,661
Viad Corp. (a)	19,646	831,222
Vidler Water Resouces, Inc. (a)	17,860	204,318
Virco Manufacturing Co. (a)	791	2,602
VSE Corp.	10,640	582,434
Waste Management, Inc.	375,330	60,304,271
Wilhelmina International, Inc. (a)	3,864	19,513
		236,428,119
Construction & Engineering - 0.2%
AECOM (a)	139,277	9,601,756
Ameresco, Inc. Class A (a)	30,265	2,733,837
API Group Corp. (a)	184,622	4,303,539
Arcosa, Inc.	47,674	2,439,479
Argan, Inc.	14,348	563,876
Bowman Consulting Group Ltd.	2,166	36,649
Comfort Systems U.S.A., Inc.	35,761	3,392,646
Concrete Pumping Holdings, Inc. (a)	26,007	212,477
Construction Partners, Inc. Class A (a)	35,143	1,213,839
Dycom Industries, Inc. (a)	29,978	2,802,343
EMCOR Group, Inc.	50,692	6,049,583
Fluor Corp. (a)	139,102	3,075,545
Granite Construction, Inc.	44,369	1,725,067
Great Lakes Dredge & Dock Corp. (a)	64,079	947,088
IES Holdings, Inc. (a)	10,699	513,445
Infrastructure and Energy Alternatives, Inc. (a)	29,938	283,213
INNOVATE Corp. (a)(b)	51,944	197,907
iSun, Inc. (a)	5,322	36,881
Limbach Holdings, Inc. (a)	7,411	52,248
MasTec, Inc. (a)	54,491	5,022,435
Matrix Service Co. (a)	25,547	222,003
MYR Group, Inc. (a)	16,646	1,842,879
Northwest Pipe Co. (a)	9,658	277,957
NV5 Global, Inc. (a)	11,776	1,548,544
Orbital Energy Group, Inc. (a)(b)	52,850	129,483
Orion Group Holdings, Inc. (a)	27,080	111,028
Primoris Services Corp.	52,515	1,177,386
Quanta Services, Inc.	135,119	15,373,840
SG Blocks, Inc. (a)	12,110	25,552
Sterling Construction Co., Inc. (a)	27,780	715,891
Tutor Perini Corp. (a)	39,124	503,135
Valmont Industries, Inc.	20,750	4,959,873
Williams Industrial Services G (a)	18,996	66,296
Willscot Mobile Mini Holdings (a)	216,598	8,250,218
		80,407,938
Electrical Equipment - 0.7%
Acuity Brands, Inc.	34,417	6,929,863
Advent Technologies Holdings, Inc. Class A (a)	34,844	266,905
Allied Motion Technologies, Inc.	11,397	449,612
American Superconductor Corp. (a)	26,132	334,490
AMETEK, Inc.	223,553	30,514,985
Array Technologies, Inc. (a)	116,176	2,092,911
Atkore, Inc. (a)	45,181	4,811,777
Ault Global Holdings, Inc. (a)(b)	44,753	79,660
AZZ, Inc.	25,552	1,325,893
Babcock & Wilcox Enterprises, Inc. (a)	56,239	511,775
Beam Global (a)(b)	7,395	196,263
Blink Charging Co. (a)(b)	35,552	1,366,263
Bloom Energy Corp. Class A (a)(b)	143,384	3,940,192
Broadwind, Inc. (a)	14,244	34,470
Capstone Turbine Corp. (a)(b)	9,999	47,395
ChargePoint Holdings, Inc. Class A (a)(b)	163,736	4,178,543
Eaton Corp. PLC	385,517	62,476,885
Emerson Electric Co.	578,234	50,792,075
Encore Wire Corp.	20,324	2,854,709
Energous Corp. (a)(b)	62,450	93,675
Energy Focus, Inc. (a)(b)	7,456	16,552
EnerSys	42,146	3,122,597
Enovix Corp.	95,538	3,343,830
Eos Energy Enterprises, Inc. (a)(b)	37,702	375,135
Espey Manufacturing & Electronics Corp.	594	8,744
Flux Power Holdings, Inc. (a)	6,814	35,160
FTC Solar, Inc.	21,196	181,438
FuelCell Energy, Inc. (a)(b)	314,942	2,733,697
Generac Holdings, Inc. (a)	61,049	25,716,281
GrafTech International Ltd.	196,339	2,287,349
Hubbell, Inc. Class B	52,993	10,370,730
Ideal Power, Inc. (a)	5,412	77,283
KULR Technology Group, Inc. (a)(b)	41,926	147,999
LSI Industries, Inc.	24,322	172,686
Nuvve Holding Corp. (b)	12,990	205,112
nVent Electric PLC	162,672	5,665,866
Ocean Power Technologies, Inc. (a)(b)	50,341	101,689
Orion Energy Systems, Inc. (a)	26,126	98,495
Pioneer Power Solutions, Inc. (b)	2,545	25,730
Plug Power, Inc. (a)(b)	500,169	19,931,735
Polar Power, Inc. (a)(b)	4,369	25,122
Powell Industries, Inc.	8,708	212,649
Preformed Line Products Co.	2,303	145,434
Regal Rexnord Corp.	65,821	10,406,300
Rockwell Automation, Inc.	112,215	37,726,683
Romeo Power, Inc. (a)(b)	86,013	340,611
Sensata Technologies, Inc. PLC (a)	153,909	8,572,731
Shoals Technologies Group, Inc. (b)	100,331	2,819,301
Stem, Inc. (a)(b)	112,216	2,381,224
Sunrun, Inc. (a)	198,722	9,149,161
Sunworks, Inc. (a)(b)	25,900	118,622
Thermon Group Holdings, Inc. (a)	31,956	551,561
TPI Composites, Inc. (a)	36,791	655,984
Ultralife Corp. (a)	14,297	76,060
Vertiv Holdings Co.	292,497	7,499,623
Vicor Corp. (a)	21,111	3,028,584
Westwater Resources, Inc. (a)(b)	26,122	74,709
		331,700,808
Industrial Conglomerates - 0.8%
3M Co.	560,216	95,259,129
Gaucho Group Holdings, Inc. (a)(b)	2,994	8,683
General Electric Co.	1,062,569	100,933,429
Honeywell International, Inc.	668,510	135,199,462
Raven Industries, Inc. (a)	35,041	2,032,378
Roper Technologies, Inc.	101,929	47,310,345
		380,743,426
Machinery - 1.7%
AGCO Corp.	59,522	6,559,920
AgEagle Aerial Systems, Inc. (a)(b)	59,032	133,412
Agrify Corp. (b)	15,960	244,986
Alamo Group, Inc.	9,994	1,421,347
Albany International Corp. Class A	31,849	2,577,540
Allison Transmission Holdings, Inc.	103,457	3,578,578
Altra Industrial Motion Corp.	63,951	3,370,857
Astec Industries, Inc.	22,049	1,382,031
Barnes Group, Inc.	46,213	2,007,955
Berkshire Grey, Inc. Class A	37,360	221,171
Blue Bird Corp. (a)	14,528	294,047
Caterpillar, Inc.	530,189	102,512,043
Chart Industries, Inc. (a)	34,349	5,995,618
CIRCOR International, Inc. (a)	19,416	523,261
Colfax Corp. (a)	126,582	5,878,468
Columbus McKinnon Corp. (NY Shares)	27,541	1,223,371
Commercial Vehicle Group, Inc. (a)	31,417	263,589
Crane Co.	48,865	4,717,427
Cummins, Inc.	138,758	29,104,491
Deere & Co.	274,937	95,001,731
Desktop Metal, Inc. (a)(b)	183,727	1,197,900
Donaldson Co., Inc.	120,614	6,806,248
Douglas Dynamics, Inc.	22,036	875,931
Dover Corp.	138,879	22,755,324
Eastern Co.	5,800	145,609
Energy Recovery, Inc. (a)	38,975	828,219
Enerpac Tool Group Corp. Class A	59,322	1,252,287
EnPro Industries, Inc.	20,332	2,073,864
ESCO Technologies, Inc.	25,418	2,077,667
Evoqua Water Technologies Corp. (a)	114,751	5,161,500
Federal Signal Corp.	60,542	2,568,797
Flowserve Corp.	128,146	3,841,817
Fortive Corp.	346,571	25,601,200
Franklin Electric Co., Inc.	38,211	3,364,479
FreightCar America, Inc. (a)(b)	12,401	46,380
Gates Industrial Corp. PLC (a)	94,035	1,507,381
Gencor Industries, Inc. (a)	8,869	105,009
Gorman-Rupp Co.	20,934	904,977
Graco, Inc.	164,845	12,015,552
Graham Corp.	8,823	112,581
Helios Technologies, Inc.	31,889	3,199,423
Hillenbrand, Inc.	71,839	3,204,019
Hillman Solutions Corp. Class A (a)	100,992	1,068,495
Hurco Companies, Inc.	5,346	161,075
Hydrofarm Holdings Group, Inc. (b)	35,293	1,164,669
Hyliion Holdings Corp. Class A (a)(b)	109,596	726,621
Hyster-Yale Materials Handling Class A	9,942	390,323
Hyzon Motors, Inc. Class A (b)	89,375	678,356
IDEX Corp.	73,658	16,542,850
Illinois Tool Works, Inc.	277,657	64,458,073
Ingersoll Rand, Inc.	391,096	22,816,541
ITT, Inc.	83,346	7,882,865
John Bean Technologies Corp.	30,183	4,761,972
Kadant, Inc.	11,308	2,651,274
Kennametal, Inc.	82,299	2,910,916
L.B. Foster Co. Class A (a)	9,248	140,107
Lightning eMotors, Inc. (a)(b)	28,227	205,210
Lincoln Electric Holdings, Inc.	56,786	7,663,839
Lindsay Corp.	10,933	1,590,970
LiqTech International, Inc. (a)(b)	14,239	69,913
Manitex International, Inc. (a)	18,263	119,623
Manitowoc Co., Inc. (a)	35,688	680,213
Markforged Holding Corp. (a)	68,351	472,305
Mayville Engineering Co., Inc. (a)	11,583	172,008
Meritor, Inc. (a)	69,353	1,753,937
Microvast Holdings, Inc. (a)(b)	233,745	1,984,495
Middleby Corp. (a)	54,124	9,454,380
Miller Industries, Inc.	11,619	380,057
Mueller Industries, Inc.	56,056	3,101,578
Mueller Water Products, Inc. Class A	155,973	2,127,472
Nikola Corp. (a)(b)	200,132	2,045,349
NN, Inc. (a)	43,458	193,388
Nordson Corp.	52,389	13,316,760
Omega Flex, Inc. (b)	2,850	336,243
Oshkosh Corp.	66,174	7,120,322
Otis Worldwide Corp.	413,017	33,206,567
PACCAR, Inc.	335,560	27,992,415
Park-Ohio Holdings Corp.	8,433	178,021
Parker Hannifin Corp.	124,706	37,668,694
Pentair PLC	160,673	11,839,993
Proterra, Inc. Class A (a)(b)	177,103	1,985,325
Proto Labs, Inc. (a)	27,062	1,356,347
RBC Bearings, Inc. (a)	27,220	5,381,122
REV Group, Inc.	33,160	520,612
Snap-On, Inc.	52,181	10,744,590
SPX Corp. (a)	44,943	2,613,435
SPX Flow, Inc.	41,043	3,427,501
Standex International Corp.	11,649	1,199,963
Stanley Black & Decker, Inc.	157,536	27,530,991
Tennant Co.	18,821	1,480,460
Terex Corp.	69,041	2,925,958
The Greenbrier Companies, Inc. (b)	32,237	1,289,158
The L.S. Starrett Co. Class A (a)	3,688	34,483
The Shyft Group, Inc.	31,407	1,526,694
Timken Co.	66,691	4,390,269
Titan International, Inc. (a)	49,178	338,836
Toro Co.	103,608	10,418,820
Trinity Industries, Inc. (b)	81,958	2,171,887
Twin Disc, Inc. (a)	9,758	116,901
Urban-Gro, Inc. (a)(b)	7,927	78,874
Wabash National Corp.	50,849	849,178
Watts Water Technologies, Inc. Class A	26,976	5,090,641
Welbilt, Inc. (a)	125,795	2,963,730
Westinghouse Air Brake Tech Co.	183,131	16,256,539
Woodward, Inc.	61,103	6,464,697
Xylem, Inc.	173,702	21,037,049
		788,879,956
Marine - 0.0%
Eagle Bulk Shipping, Inc.	12,537	502,358
Genco Shipping & Trading Ltd.	33,668	518,824
Kirby Corp. (a)	59,182	3,090,484
Matson, Inc.	42,824	3,491,441
Pangaea Logistics Solutions Ltd.	11,688	44,648
		7,647,755
Professional Services - 0.7%
Acacia Research Corp. (a)	45,627	223,572
Alight, Inc. Class A (a)	243,249	2,529,790
ASGN, Inc. (a)	50,562	6,152,384
Atlas Technical Consultants, Inc. (a)	15,650	143,511
Barrett Business Services, Inc.	8,049	568,179
BGSF, Inc.	8,305	116,270
Booz Allen Hamilton Holding Corp. Class A	131,140	11,007,892
CACI International, Inc. Class A (a)	22,807	5,916,820
CBIZ, Inc. (a)	52,907	1,906,239
Clarivate Analytics PLC (a)	359,255	8,385,012
CoStar Group, Inc. (a)	382,161	29,716,839
CRA International, Inc.	7,078	651,671
DLH Holdings Corp. (a)	7,991	105,481
Dun & Bradstreet Holdings, Inc. (a)	149,090	2,832,710
Equifax, Inc.	117,862	32,842,246
Exponent, Inc.	49,886	5,811,719
First Advantage Corp.	40,412	700,744
Forrester Research, Inc. (a)	11,659	658,034
Franklin Covey Co. (a)	12,519	550,586
FTI Consulting, Inc. (a)	33,271	4,860,560
Gee Group, Inc. (a)	101,271	44,985
Heidrick & Struggles International, Inc.	18,777	810,603
Hill International, Inc. (a)	42,165	85,595
Hirequest, Inc. (b)	4,204	95,851
Hudson Global, Inc. (a)	1,810	52,128
Huron Consulting Group, Inc. (a)	21,947	1,002,758
ICF International, Inc.	16,369	1,583,537
IHS Markit Ltd.	385,954	49,332,640
Insperity, Inc.	35,126	4,065,483
Jacobs Engineering Group, Inc.	126,129	17,980,950
KBR, Inc. (b)	135,305	5,953,420
Kelly Services, Inc. Class A (non-vtg.)	33,295	561,354
Kforce, Inc.	20,325	1,557,505
Korn Ferry	54,640	3,974,514
LegalZoom.com, Inc. (b)	19,513	351,429
Leidos Holdings, Inc.	137,118	12,054,043
Manpower, Inc.	52,821	4,734,346
ManTech International Corp. Class A	26,739	1,816,915
Mastech Digital, Inc. (a)	2,724	48,079
MISTRAS Group, Inc. (a)	16,633	132,565
Nielsen Holdings PLC	344,694	6,604,337
RCM Technologies, Inc. (a)	5,692	44,796
Red Violet, Inc. (a)(b)	8,454	307,387
Resources Connection, Inc.	32,521	558,711
Robert Half International, Inc.	108,237	12,032,707
Science Applications Internati	55,269	4,636,516
ShiftPixy, Inc. (a)(b)	5,683	4,434
Skillsoft Corp. (a)(b)	64,941	762,407
Staffing 360 Solutions, Inc. (a)(b)	8,472	9,404
TransUnion Holding Co., Inc.	184,863	20,554,917
TriNet Group, Inc. (a)	39,191	3,930,857
TrueBlue, Inc. (a)	35,248	917,153
Upwork, Inc. (a)	117,551	4,379,950
Verisk Analytics, Inc.	156,196	35,123,795
Volt Information Sciences, Inc. (a)	16,498	48,669
Willdan Group, Inc. (a)	12,209	488,482
		312,323,481
Road & Rail - 1.1%
AMERCO	9,493	6,688,388
ArcBest Corp.	25,223	2,599,987
Avis Budget Group, Inc. (a)	45,714	12,552,607
Covenant Transport Group, Inc. Class A (a)	10,257	257,143
CSX Corp.	2,185,248	75,740,696
Daseke, Inc. (a)(b)	59,993	578,932
Heartland Express, Inc.	46,160	772,718
HyreCar, Inc. (a)(b)	17,022	90,217
J.B. Hunt Transport Services, Inc.	81,565	15,591,965
Kansas City Southern	88,088	25,620,395
Knight-Swift Transportation Holdings, Inc. Class A	160,865	9,209,521
Landstar System, Inc.	37,211	6,271,914
Lyft, Inc. (a)	281,163	11,418,029
Marten Transport Ltd.	56,455	907,796
Norfolk Southern Corp.	239,303	63,479,907
Old Dominion Freight Lines, Inc.	90,859	32,270,391
P.A.M. Transportation Services, Inc.	3,346	216,787
Patriot Transportation Holding, Inc.	2,215	21,530
Ryder System, Inc.	52,865	4,392,024
Saia, Inc. (a)	25,434	8,423,232
Schneider National, Inc. Class B	34,777	855,514
TuSimple Holdings, Inc. (b)	32,526	1,300,715
U.S. Xpress Enterprises, Inc. (a)	22,480	176,693
U.S.A. Truck, Inc. (a)	5,140	88,819
Uber Technologies, Inc. (a)	1,569,698	59,648,524
Union Pacific Corp.	632,388	149,015,908
Universal Logistics Holdings, Inc.	9,671	179,784
Werner Enterprises, Inc.	59,897	2,701,954
XPO Logistics, Inc. (a)	94,942	6,877,598
Yellow Corp. (a)	34,960	460,074
		498,409,762
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	105,090	4,265,603
Alta Equipment Group, Inc. (a)	23,308	340,530
Applied Industrial Technologies, Inc.	38,386	3,648,205
Beacon Roofing Supply, Inc. (a)	54,883	2,739,211
BlueLinx Corp. (a)	9,236	651,507
Boise Cascade Co.	38,564	2,500,104
Core & Main, Inc.	34,246	911,971
Custom Truck One Source, Inc. Class A (a)	48,109	361,780
DXP Enterprises, Inc. (a)	17,971	496,539
EVI Industries, Inc. (a)(b)	4,739	161,742
Fastenal Co.	556,676	32,938,519
GATX Corp. (b)	34,989	3,446,417
Global Industrial Co.	15,762	631,426
GMS, Inc. (a)	42,785	2,390,398
H&E Equipment Services, Inc.	31,671	1,333,349
Herc Holdings, Inc.	24,412	4,161,025
Hudson Technologies, Inc. (a)	34,345	129,481
Huttig Building Products, Inc. (a)	18,556	161,252
India Globalization Capital, Inc. (a)(b)	31,935	41,835
Karat Packaging, Inc. (a)	3,720	81,803
Lawson Products, Inc. (a)	8,886	427,683
McGrath RentCorp.	23,879	1,845,847
MRC Global, Inc. (a)	56,138	386,229
MSC Industrial Direct Co., Inc. Class A	45,890	3,611,543
NOW, Inc. (a)	106,998	894,503
Rush Enterprises, Inc.:
Class A	48,777	2,485,676
Class B	44	2,146
SiteOne Landscape Supply, Inc. (a)	43,096	10,358,555
Titan Machinery, Inc. (a)	18,668	620,524
Transcat, Inc. (a)	6,657	592,273
Triton International Ltd.	66,125	3,701,016
United Rentals, Inc. (a)	69,830	23,654,214
Univar, Inc. (a)	161,055	4,172,935
Veritiv Corp. (a)	13,912	1,753,468
W.W. Grainger, Inc.	42,267	20,347,756
Watsco, Inc.	31,944	9,350,328
WESCO International, Inc. (a)	42,976	5,334,611
Willis Lease Finance Corp. (a)	2,781	95,249
		151,027,253
TOTAL INDUSTRIALS		3,996,931,081
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.8%
ADTRAN, Inc.	46,715	952,052
Applied Optoelectronics, Inc. (a)(b)	25,282	149,417
Arista Networks, Inc. (a)	216,326	26,837,404
Aviat Networks, Inc. (a)	8,853	277,453
BK Technologies Corp.	2,781	6,229
Blonder Tongue Laboratories, Inc. (a)(b)	989	999
CalAmp Corp. (a)	33,347	306,125
Calix, Inc. (a)	53,680	3,594,413
Cambium Networks Corp. (a)	10,558	287,283
Casa Systems, Inc. (a)	33,856	168,941
Ciena Corp. (a)	148,864	8,966,079
Cisco Systems, Inc.	4,083,107	223,917,588
Clearfield, Inc. (a)	11,056	715,765
ClearOne, Inc. (a)	9,941	13,818
CommScope Holding Co., Inc. (a)	201,445	2,006,392
Communications Systems, Inc. (b)	5,307	16,133
COMSovereign Holding Corp. (b)	35,412	38,245
Comtech Telecommunications Corp.	25,063	636,350
Digi International, Inc. (a)	34,289	738,242
DZS, Inc. (a)	14,502	187,946
EMCORE Corp. (a)	32,790	241,662
Extreme Networks, Inc. (a)	122,626	1,655,451
F5, Inc. (a)	58,689	13,356,443
Franklin Wireless Corp. (a)	6,625	25,771
Genasys, Inc. (a)	32,420	135,516
Harmonic, Inc. (a)(b)	99,188	1,066,271
Infinera Corp. (a)(b)	207,831	1,689,666
Inseego Corp. (a)(b)	75,121	485,282
Juniper Networks, Inc.	316,201	9,843,337
KVH Industries, Inc. (a)	13,247	132,338
Lantronix, Inc. (a)	18,284	131,096
Lumentum Holdings, Inc. (a)	73,939	6,415,687
Motorola Solutions, Inc.	163,650	41,432,907
NETGEAR, Inc. (a)(b)	29,412	786,477
NetScout Systems, Inc. (a)	73,552	2,199,205
Network-1 Security Solutions, Inc.	6,331	17,790
Ondas Holdings, Inc. (b)	23,453	178,477
Optical Cable Corp. (a)	2,399	10,652
PC-Tel, Inc.	14,183	80,418
Plantronics, Inc. (a)	41,795	1,066,608
Resonant, Inc. (a)(b)	44,988	94,025
Ribbon Communications, Inc. (a)	117,971	642,942
Tessco Technologies, Inc. (a)	4,410	23,373
Ubiquiti, Inc.	6,153	1,841,531
ViaSat, Inc. (a)(b)	72,082	3,192,512
Viavi Solutions, Inc. (a)	221,792	3,284,740
Vislink Technologies, Inc. (a)(b)	42,158	62,394
		359,909,445
Electronic Equipment & Components - 0.8%
908 Devices, Inc.	13,455	322,920
Advanced Energy Industries, Inc.	37,837	3,317,927
Aeva Technologies, Inc. (a)(b)	88,229	877,879
Airgain, Inc. (a)	8,945	85,425
Akoustis Technologies, Inc. (a)	43,236	300,058
Amphenol Corp. Class A	579,375	46,686,038
AmpliTech Group, Inc. (a)(b)	3,837	14,043
Arlo Technologies, Inc. (a)	78,326	607,027
Arrow Electronics, Inc. (a)	69,727	8,482,290
Autoscope Technologies Corp.	2,186	14,777
Avnet, Inc.	97,143	3,523,377
Badger Meter, Inc. (b)	28,903	2,958,511
Bel Fuse, Inc. Class B (non-vtg.)	11,150	134,246
Belden, Inc.	44,208	2,726,307
Benchmark Electronics, Inc.	35,913	846,829
CDW Corp.	132,921	25,169,921
Cemtrex, Inc. (a)	25,205	25,709
ClearSign Combustion Corp. (a)	30,692	50,949
Coda Octopus Group, Inc. (a)(b)	2,455	18,879
Cognex Corp.	171,960	13,283,910
Coherent, Inc. (a)	23,926	6,195,159
Corning, Inc.	742,969	27,556,720
CPS Technologies Corp. (a)(b)	7,933	29,987
CTS Corp.	33,143	1,154,702
Daktronics, Inc. (a)	33,965	165,749
Data I/O Corp. (a)	4,118	19,313
Digital Ally, Inc. (a)(b)	36,367	40,731
eMagin Corp. (a)(b)	64,754	104,254
ePlus, Inc. (a)	13,585	1,433,082
Evolv Technologies Holdings, Inc. (a)(b)	46,371	251,331
Fabrinet (a)	35,713	3,948,429
FARO Technologies, Inc. (a)	17,643	1,225,483
Frequency Electronics, Inc. (a)	2,027	19,784
Identiv, Inc. (a)	21,736	499,711
II-VI, Inc. (a)(b)	101,225	6,329,599
Insight Enterprises, Inc. (a)	34,215	3,374,283
Intellicheck, Inc. (a)(b)	16,349	83,707
Interlink Electronics, Inc. (a)	936	8,602
IPG Photonics Corp. (a)	34,416	5,650,763
Iteris, Inc. (a)	37,767	171,462
Itron, Inc. (a)	44,711	2,768,058
Jabil, Inc.	141,696	8,283,548
KEY Tronic Corp. (a)	5,878	35,915
Keysight Technologies, Inc. (a)	178,370	34,689,398
Kimball Electronics, Inc. (a)	24,142	512,293
Knowles Corp. (a)	91,006	1,976,650
LGL Group, Inc. (a)	2,530	30,208
LGL Group, Inc. warrants 11/16/25 (a)	2,530	2,024
LightPath Technologies, Inc. Class A (a)	20,018	39,235
Littelfuse, Inc.	23,588	7,040,546
Luna Innovations, Inc. (a)(b)	28,680	240,052
Methode Electronics, Inc. Class A	37,472	1,666,380
MicroVision, Inc. (a)(b)	161,281	1,141,869
MICT, Inc. (a)	97,706	98,683
Napco Security Technolgies, Inc. (a)	14,100	655,227
National Instruments Corp.	129,338	5,370,114
Neonode, Inc. (a)	5,879	57,379
nLIGHT, Inc. (a)	42,685	1,062,430
Nortech Systems, Inc. (a)	833	9,380
Novanta, Inc. (a)	34,432	5,559,046
OSI Systems, Inc. (a)	16,292	1,481,432
Ouster, Inc. (b)	69,741	474,239
Par Technology Corp. (a)(b)	23,802	1,246,511
PC Connection, Inc.	10,689	468,606
Plexus Corp. (a)	27,839	2,342,373
Powerfleet, Inc. (a)	35,724	217,916
Red Cat Holdings, Inc. (b)	23,082	50,088
Research Frontiers, Inc. (a)(b)	20,807	41,822
RF Industries Ltd. (a)	7,213	48,976
Richardson Electronics Ltd.	8,306	91,283
Rogers Corp. (a)	18,163	4,951,597
Sanmina Corp. (a)	63,882	2,334,248
ScanSource, Inc. (a)	24,577	768,031
Sigmatron International, Inc. (a)	1,693	13,544
Soluna Holdings, Inc. (a)(b)	7,297	87,637
TD SYNNEX Corp.	40,723	4,213,202
TE Connectivity Ltd.	317,307	48,843,067
Teledyne Technologies, Inc. (a)	45,209	18,774,846
Trimble, Inc. (a)	242,780	20,847,519
TTM Technologies, Inc. (a)	101,274	1,395,556
Universal Security Instruments, Inc. (a)	1,618	6,165
Velodyne Lidar, Inc. (a)(b)	95,824	528,948
Vishay Intertechnology, Inc.	131,509	2,678,838
Vishay Precision Group, Inc. (a)	12,626	433,451
Vontier Corp.	163,075	5,138,493
Wayside Technology Group, Inc.	3,322	107,633
Wireless Telecom Group, Inc. (a)	21,142	38,876
Wrap Technologies, Inc. (a)(b)	22,749	102,371
Zebra Technologies Corp. Class A (a)	51,634	30,401,067
		387,076,643
IT Services - 4.4%
Accenture PLC Class A	614,620	219,665,188
Affirm Holdings, Inc.	89,962	11,396,386
Akamai Technologies, Inc. (a)	157,994	17,805,924
Alliance Data Systems Corp.	48,645	3,315,643
American Virtual Cloud Technologies, Inc. (a)	4,315	6,947
Automatic Data Processing, Inc.	409,904	94,642,735
BigCommerce Holdings, Inc. (a)	58,259	2,637,385
BM Technologies, Inc. (a)(b)	7,698	92,761
Brightcove, Inc. (a)	40,567	390,660
Broadridge Financial Solutions, Inc.	112,555	18,973,396
Cantaloupe, Inc. (a)	58,944	531,675
Cass Information Systems, Inc.	11,340	455,414
Cloudflare, Inc. (a)	255,006	48,002,329
Cognizant Technology Solutions Corp. Class A	508,731	39,670,843
Computer Task Group, Inc. (a)	12,960	102,384
Concentrix Corp.	41,342	6,862,772
Conduent, Inc. (a)	161,668	814,807
Crexendo, Inc. (a)(b)	4,773	24,342
CSG Systems International, Inc.	32,504	1,713,286
CSP, Inc. (a)	1,089	9,725
Cyxtera Technologies, Inc. Class A (a)	32,298	320,073
Digitalocean Holdings, Inc.	16,795	1,693,104
DXC Technology Co. (a)	242,562	7,274,434
EPAM Systems, Inc. (a)	54,786	33,340,020
Euronet Worldwide, Inc. (a)	50,747	5,144,223
EVERTEC, Inc.	58,801	2,469,054
EVO Payments, Inc. Class A (a)	45,934	977,935
Exela Technologies, Inc. (a)(b)	122,669	155,790
ExlService Holdings, Inc. (a)	31,307	4,065,840
Fastly, Inc. Class A (a)(b)	104,268	4,249,964
Fidelity National Information Services, Inc.	598,221	62,514,095
Fiserv, Inc. (a)	577,272	55,718,293
FleetCor Technologies, Inc. (a)	79,633	16,494,383
Flywire Corp.	11,212	455,656
Gartner, Inc. (a)	80,892	25,258,527
Genpact Ltd.	167,940	8,106,464
Global Payments, Inc.	284,286	33,841,405
GoDaddy, Inc. (a)	163,214	11,452,726
GreenBox POS (a)	18,089	94,244
GreenSky, Inc. Class A (a)	67,281	762,967
Grid Dynamics Holdings, Inc. (a)	43,212	1,695,207
Hackett Group, Inc.	25,288	517,392
i3 Verticals, Inc. Class A (a)	21,263	396,555
IBM Corp.	868,280	101,675,588
Information Services Group, Inc.	31,896	263,142
Innodata, Inc. (a)	21,276	138,720
Inpixon (a)	114,375	77,192
International Money Express, Inc. (a)	32,727	494,505
Jack Henry & Associates, Inc.	71,900	10,902,197
Kyndryl Holdings, Inc.	175,154	2,767,433
Limelight Networks, Inc. (a)	121,523	334,188
Liveramp Holdings, Inc. (a)	66,852	3,137,364
Marqeta, Inc. Class A	82,983	1,631,446
MasterCard, Inc. Class A	843,979	265,785,867
Maximus, Inc.	60,131	4,536,884
MoneyGram International, Inc. (a)	86,966	515,708
MongoDB, Inc. Class A (a)	62,545	31,153,665
Okta, Inc. (a)	120,942	26,030,347
Paya Holdings, Inc. (a)	79,133	509,617
Paychex, Inc.	310,117	36,965,946
Paymentus Holdings, Inc. (b)	10,059	297,344
Payoneer Global, Inc.	184,136	1,427,054
PayPal Holdings, Inc. (a)	1,138,347	210,468,977
Paysign, Inc. (a)	30,038	54,369
Perficient, Inc. (a)	32,289	4,424,562
PFSweb, Inc. (a)	15,590	190,822
Priority Technology Holdings, Inc. (a)	7,215	46,609
Rackspace Technology, Inc. (a)(b)	60,677	865,254
Repay Holdings Corp. (a)	75,196	1,230,207
Research Solutions, Inc. (a)	20,127	45,487
Sabre Corp. (a)(b)	319,511	2,405,918
ServiceSource International, Inc. (a)	82,796	90,248
Shift4 Payments, Inc. (a)(b)	46,552	2,421,635
Snowflake Computing, Inc. (a)	220,864	75,126,890
SolarWinds, Inc. (b)	44,948	647,251
Square, Inc. (a)	384,896	80,185,384
Squarespace, Inc. Class A (a)	28,319	930,562
StarTek, Inc. (a)	9,134	36,719
Steel Connect, Inc. (a)	35,785	56,540
Switch, Inc. Class A	123,151	3,368,180
TaskUs, Inc.	26,915	1,199,063
The Western Union Co.	390,380	6,175,812
Ttec Holdings, Inc.	18,224	1,537,923
Tucows, Inc. (a)(b)	9,597	780,524
Twilio, Inc. Class A (a)	161,566	46,232,111
Unisys Corp. (a)	67,400	1,223,984
Usio, Inc. (a)	14,314	107,641
VeriSign, Inc. (a)	94,013	22,554,659
Verra Mobility Corp. (a)	133,281	1,917,914
Visa, Inc. Class A (b)	1,635,161	316,845,147
WEX, Inc. (a)	43,902	5,550,091
WidePoint Corp. (a)	8,205	36,594
		2,019,514,237
Semiconductors & Semiconductor Equipment - 6.1%
ACM Research, Inc. (a)	11,787	1,030,420
Advanced Micro Devices, Inc. (a)	1,175,240	186,122,759
AEHR Test Systems (a)	18,714	325,998
Allegro MicroSystems LLC (a)	54,106	1,689,730
Alpha & Omega Semiconductor Ltd. (a)	20,473	1,005,634
Ambarella, Inc. (a)	34,877	6,261,119
Amkor Technology, Inc.	97,923	2,111,220
Amtech Systems, Inc. (a)	10,626	105,197
Analog Devices, Inc.	521,458	93,992,805
Applied Materials, Inc.	885,319	130,310,104
Atomera, Inc. (a)(b)	21,708	522,946
Axcelis Technologies, Inc. (a)	33,160	2,049,951
AXT, Inc. (a)	38,107	313,240
Broadcom, Inc.	397,694	220,195,214
Brooks Automation, Inc.	71,784	8,118,770
CEVA, Inc. (a)	22,573	995,469
Cirrus Logic, Inc. (a)	54,872	4,399,637
CMC Materials, Inc.	27,640	3,670,592
Cohu, Inc. (a)	48,121	1,586,549
CVD Equipment Corp. (a)	7,163	31,589
CyberOptics Corp. (a)	6,869	296,397
Diodes, Inc. (a)	42,227	4,490,841
DSP Group, Inc. (a)	21,479	472,323
Enphase Energy, Inc. (a)	130,331	32,582,750
Entegris, Inc.	131,325	19,183,956
Everspin Technologies, Inc. (a)(b)	11,528	139,374
First Solar, Inc. (a)	95,704	9,914,934
FormFactor, Inc. (a)	76,823	3,220,420
GSI Technology, Inc. (a)	13,332	74,926
Ichor Holdings Ltd. (a)	28,344	1,357,394
Impinj, Inc. (a)	18,612	1,395,342
indie Semiconductor, Inc. (b)	48,032	659,479
Intel Corp.	3,930,888	193,399,690
Intest Corp. (a)	11,163	158,849
KLA Corp.	147,869	60,349,775
Kopin Corp. (a)	72,550	378,711
Kulicke & Soffa Industries, Inc. (b)	60,838	3,507,919
Lam Research Corp.	138,045	93,849,893
Lattice Semiconductor Corp. (a)	132,603	10,068,546
MACOM Technology Solutions Holdings, Inc. (a)	47,569	3,420,687
Marvell Technology, Inc.	793,657	56,484,569
MaxLinear, Inc. Class A (a)	69,215	4,660,246
Meta Materials, Inc. (a)(b)	231,569	849,858
Microchip Technology, Inc.	530,072	44,223,907
Micron Technology, Inc.	1,090,609	91,611,156
MKS Instruments, Inc.	53,536	8,146,038
Monolithic Power Systems, Inc.	41,722	23,091,458
MoSys, Inc. (a)	5,952	23,213
NeoPhotonics Corp. (a)	49,675	763,505
NVE Corp.	4,736	318,591
NVIDIA Corp.	2,414,186	788,859,417
NXP Semiconductors NV	256,577	57,309,039
ON Semiconductor Corp. (a)	416,482	25,584,489
Onto Innovation, Inc. (a)	46,605	4,388,327
PDF Solutions, Inc. (a)	29,184	873,477
Photronics, Inc. (a)	61,065	806,669
Pixelworks, Inc. (a)	45,731	237,344
Power Integrations, Inc.	57,905	5,792,237
Qorvo, Inc. (a)	107,944	15,784,651
Qualcomm, Inc.	1,092,959	197,344,677
QuickLogic Corp. (a)	10,553	60,258
Rambus, Inc. (a)	105,389	2,834,964
Rubicon Technology, Inc. (a)	738	7,048
Semtech Corp. (a)	61,901	5,303,059
Silicon Laboratories, Inc. (a)	39,061	7,666,502
SiTime Corp. (a)	14,536	4,338,705
SkyWater Technology, Inc. (b)	6,939	129,829
Skyworks Solutions, Inc.	159,814	24,237,391
SMART Global Holdings, Inc. (a)	22,824	1,301,424
SolarEdge Technologies, Inc. (a)	50,594	16,582,689
Summit Wireless Technologies, Inc. (a)	14,292	26,011
SunPower Corp. (a)(b)	81,488	2,334,631
Synaptics, Inc. (a)	34,008	9,598,418
Teradyne, Inc.	159,745	24,420,218
Texas Instruments, Inc.	894,702	172,113,824
Ultra Clean Holdings, Inc. (a)	44,078	2,415,915
Universal Display Corp.	41,878	5,990,648
Veeco Instruments, Inc. (a)	51,160	1,359,833
Wolfspeed, Inc. (a)	111,635	13,688,684
Xilinx, Inc.	239,469	54,706,693
		2,780,030,761
Software - 10.4%
8x8, Inc. (a)	111,037	2,392,847
A10 Networks, Inc.	59,212	913,049
ACI Worldwide, Inc. (a)	115,667	3,370,536
Adobe, Inc. (a)	461,610	309,209,459
Agilysys, Inc. (a)	19,451	847,091
Alarm.com Holdings, Inc. (a)	45,251	3,610,577
Alfi, Inc.	3,888	14,697
Altair Engineering, Inc. Class A (a)	45,892	3,416,659
Alteryx, Inc. Class A (a)	58,478	3,887,033
American Software, Inc. Class A	31,608	720,662
Anaplan, Inc. (a)	139,403	5,967,842
ANSYS, Inc. (a)	84,261	32,986,496
AppFolio, Inc. (a)	18,603	2,241,475
Appian Corp. Class A (a)(b)	38,881	2,890,802
AppLovin Corp.	26,560	2,419,882
Asana, Inc. (a)	75,371	7,834,815
Aspen Technology, Inc. (a)	66,026	9,575,751
Asure Software, Inc. (a)	15,130	129,815
Auddia, Inc. (b)	3,096	6,656
AudioEye, Inc. (a)(b)	4,634	35,914
Autodesk, Inc. (a)	212,979	54,137,132
Avalara, Inc. (a)	83,784	11,702,949
Avaya Holdings Corp. (a)	82,912	1,614,297
AvePoint, Inc. (a)(b)	92,371	638,284
Aware, Inc. (a)	5,680	16,813
Benefitfocus, Inc. (a)	28,296	284,658
Bentley Systems, Inc. Class B (b)	177,229	8,505,220
Bill.Com Holdings, Inc. (a)	85,398	23,984,028
Bio-Key International, Inc. (a)	11,210	27,913
Black Knight, Inc. (a)	152,059	10,867,657
Blackbaud, Inc. (a)	41,204	3,109,254
BlackLine, Inc. (a)	50,739	5,583,827
Blend Labs, Inc. (b)	18,933	216,594
Bottomline Technologies, Inc. (a)	39,081	1,752,392
Box, Inc. Class A (a)	150,869	3,531,843
Bridgeline Digital, Inc. (a)	6,040	16,066
BSQUARE Corp. (a)(b)	13,276	25,755
BTRS Holdings, Inc. (a)	70,874	528,720
C3.Ai, Inc. (b)	68,721	2,539,928
Cadence Design Systems, Inc. (a)	267,669	47,500,541
CCC Intelligent Solutions Holdings, Inc. Class A (a)	60,920	782,822
CDK Global, Inc.	116,003	4,482,356
Cerence, Inc. (a)(b)	37,330	2,806,469
Ceridian HCM Holding, Inc. (a)	130,944	14,325,274
ChannelAdvisor Corp. (a)	29,511	738,070
Citrix Systems, Inc.	120,009	9,652,324
Cleanspark, Inc. (a)(b)	31,903	567,235
Clear Secure, Inc. (b)	13,496	428,633
CommVault Systems, Inc. (a)	45,274	2,846,829
Confluent, Inc.	27,252	2,126,201
Consensus Cloud Solutions, Inc.	15,844	992,468
Couchbase, Inc.	7,704	254,617
Coupa Software, Inc. (a)	71,025	13,967,777
Crowdstrike Holdings, Inc. (a)	192,890	41,884,135
CS Disco, Inc. (b)	12,181	447,043
Datadog, Inc. Class A (a)	232,095	41,380,218
Datto Holding Corp. (a)(b)	24,949	585,304
Digimarc Corp. (a)(b)	13,103	562,119
Digital Turbine, Inc. (a)	85,650	4,544,589
DocuSign, Inc. (a)	188,562	46,454,134
Dolby Laboratories, Inc. Class A	63,801	5,321,641
Domo, Inc. Class B (a)	27,997	2,025,583
Dropbox, Inc. Class A (a)	277,437	6,827,725
Duck Creek Technologies, Inc. (a)	74,126	2,119,262
Dynatrace, Inc. (a)	188,998	11,878,524
E2open Parent Holdings, Inc. (a)(b)	172,717	2,103,693
Ebix, Inc. (b)	22,907	700,038
eGain Communications Corp. (a)	23,104	242,592
Elastic NV (a)	68,897	10,710,728
Envestnet, Inc. (a)	53,715	4,118,329
Everbridge, Inc. (a)	37,726	4,278,883
EverCommerce, Inc.	17,532	285,421
Evolving Systems, Inc. (a)	5,549	13,151
Fair Isaac Corp. (a)	27,409	9,678,940
Five9, Inc. (a)	65,458	9,316,637
Fortinet, Inc. (a)	131,091	43,536,632
Greenidge Generation Holdings, Inc.	869	16,841
GSE Systems, Inc. (a)	36,520	47,841
GTY Technology Holdings, Inc. (a)	45,295	298,041
Guidewire Software, Inc. (a)	79,814	9,285,561
HubSpot, Inc. (a)	43,208	34,864,967
Intapp, Inc.	9,774	267,710
Intelligent Systems Corp. (a)(b)	6,574	266,641
InterDigital, Inc.	30,083	2,042,937
Intrusion, Inc. (a)(b)	13,138	46,771
Intuit, Inc.	264,728	172,682,074
Inuvo, Inc. (a)	78,271	47,753
Issuer Direct Corp. (a)	3,190	97,455
Jamf Holding Corp. (a)(b)	54,013	1,740,839
Kaltura, Inc.	12,853	60,923
Kaspien Holdings, Inc. (a)	43	559
KnowBe4, Inc. (a)	29,543	666,490
Latch, Inc. (b)	90,796	751,791
LivePerson, Inc. (a)	63,714	2,463,183
Livevox Holdings, Inc. (a)(b)	16,111	76,688
Mandiant, Inc. (a)	235,412	3,994,942
Manhattan Associates, Inc. (a)	61,538	9,609,774
Marathon Digital Holdings, Inc. (a)(b)	97,349	4,971,613
Marin Software, Inc. (a)(b)	15,416	79,701
Matterport, Inc. (b)	177,544	5,748,875
McAfee Corp.	71,930	1,859,391
MeridianLink, Inc.	12,498	275,581
Microsoft Corp.	7,280,579	2,406,886,612
MicroStrategy, Inc. Class A (a)(b)	7,610	5,490,082
Mimecast Ltd. (a)	58,594	4,746,114
Mitek Systems, Inc. (a)	42,812	733,370
Model N, Inc. (a)	30,801	865,508
Momentive Global, Inc. (a)	126,655	2,587,562
Mullen Automotive, Inc. (a)(b)	3,917	31,023
N-able, Inc. (b)	68,079	803,332
nCino, Inc. (a)	55,452	3,444,678
NCR Corp. (a)	128,807	5,010,592
NetSol Technologies, Inc. (a)	4,917	19,717
New Relic, Inc. (a)	55,980	6,204,263
NortonLifeLock, Inc.	562,304	13,973,254
Nuance Communications, Inc. (a)	277,870	15,419,006
Nutanix, Inc. Class A (a)	196,201	6,517,797
NXT-ID, Inc. (a)(b)	3,642	10,671
Oblong, Inc. (a)	14,552	18,044
Olo, Inc.	25,803	633,722
ON24, Inc.	8,903	141,024
Onespan, Inc. (a)	34,622	591,690
Oracle Corp.	1,595,739	144,797,357
Pagerduty, Inc. (a)	73,453	2,603,909
Palantir Technologies, Inc. (a)	1,517,382	31,333,938
Palo Alto Networks, Inc. (a)	94,280	51,565,503
Park City Group, Inc. (a)	10,554	61,741
Paycom Software, Inc. (a)	46,405	20,301,259
Paycor HCM, Inc.	31,150	917,056
Paylocity Holding Corp. (a)	37,914	9,567,219
Pegasystems, Inc.	39,885	4,579,596
Phunware, Inc. (a)(b)	57,108	166,184
Ping Identity Holding Corp. (a)	57,873	1,377,956
Progress Software Corp.	43,205	2,093,282
PROS Holdings, Inc. (a)	39,637	1,439,616
PTC, Inc. (a)	102,489	11,230,745
Q2 Holdings, Inc. (a)	54,426	4,370,408
Qualtrics International, Inc.	90,295	2,921,946
Qualys, Inc. (a)	32,874	4,283,153
Quantum Computing, Inc. (a)(b)	14,268	75,620
Qumu Corp. (a)	12,633	25,392
Rapid7, Inc. (a)	53,575	6,646,515
RealNetworks, Inc. (a)	36,372	44,010
Rekor Systems, Inc. (a)	30,082	202,151
Rimini Street, Inc. (a)	32,257	213,219
RingCentral, Inc. (a)	78,625	16,981,428
Riot Blockchain, Inc. (a)(b)	80,853	3,021,477
SailPoint Technologies Holding, Inc. (a)	89,523	4,708,015
Salesforce.com, Inc. (a)	941,304	268,233,988
SeaChange International, Inc. (a)	31,744	23,529
SecureWorks Corp. (a)	8,362	148,509
Semrush Holdings, Inc.	10,977	225,248
SentinelOne, Inc.	35,897	1,937,361
ServiceNow, Inc. (a)	191,919	124,305,936
ShotSpotter, Inc. (a)	7,909	277,764
SilverSun Technologies, Inc. (A Shares)	1,276	6,035
Smartsheet, Inc. (a)	120,217	7,693,888
Smith Micro Software, Inc. (a)	48,530	265,944
Splunk, Inc. (a)	158,100	19,130,100
Sprinklr, Inc. (b)	15,333	221,255
Sprout Social, Inc. (a)	44,206	4,936,926
SPS Commerce, Inc. (a)	35,161	4,957,349
SRAX, Inc. (a)	18,304	96,096
SS&C Technologies Holdings, Inc.	215,649	16,460,488
Sumo Logic, Inc. (a)	85,317	1,206,382
Synchronoss Technologies, Inc. (a)	33,831	91,344
Synopsys, Inc. (a)	147,576	50,323,416
Telos Corp.	52,440	825,930
Tenable Holdings, Inc. (a)	86,606	4,278,336
Teradata Corp. (a)	106,675	4,631,829
The Trade Desk, Inc. (a)	420,228	43,459,980
Tyler Technologies, Inc. (a)	39,512	20,505,938
UiPath, Inc. Class A (a)(b)	246,963	11,915,965
Unity Software, Inc. (a)(b)	153,063	26,386,531
Upland Software, Inc. (a)	26,208	513,153
Varonis Systems, Inc. (a)	104,951	5,437,511
Verb Technology Co., Inc. (a)(b)	52,436	80,227
Verint Systems, Inc. (a)(b)	62,661	2,982,037
Veritone, Inc. (a)(b)	28,675	735,227
Vertex, Inc. Class A (a)	26,000	475,280
Viant Technology, Inc.	11,130	109,074
VirnetX Holding Corp. (a)(b)	56,855	170,565
VMware, Inc. Class A (a)	195,835	22,861,778
Vonage Holdings Corp. (a)	241,306	4,975,730
Workday, Inc. Class A (a)	183,010	50,186,832
Workiva, Inc. (a)	41,304	5,760,669
Xperi Holding Corp.	103,895	1,861,798
Yext, Inc. (a)	111,235	1,074,530
Zendesk, Inc. (a)	115,975	11,842,207
Zeta Global Holdings Corp. (b)	18,386	153,155
Zix Corp. (a)	54,389	460,675
Zoom Video Communications, Inc. Class A (a)	209,380	44,265,026
Zscaler, Inc. (a)	75,471	26,186,173
Zuora, Inc. (a)	110,602	2,191,026
		4,718,832,763
Technology Hardware, Storage & Peripherals - 5.9%
3D Systems Corp. (a)	122,795	2,797,270
Apple, Inc.	15,214,032	2,514,879,431
Astro-Med, Inc. (a)	5,791	95,725
Avid Technology, Inc. (a)	35,617	1,141,881
Boxlight Corp. (a)(b)	45,872	71,560
Corsair Gaming, Inc. (a)(b)	31,191	698,678
CPI Card Group (a)(b)	3,937	80,590
Dell Technologies, Inc. (a)	268,154	15,142,656
Diebold Nixdorf, Inc. (a)	75,034	608,526
Eastman Kodak Co. (a)(b)	61,722	369,715
Hewlett Packard Enterprise Co.	1,262,116	18,111,365
HP, Inc.	1,162,610	41,016,881
Immersion Corp. (a)(b)	26,371	158,490
Intevac, Inc. (a)	22,287	94,274
Movano, Inc.	2,476	9,112
NetApp, Inc.	216,497	19,242,253
One Stop Systems, Inc. (a)	11,900	60,690
Pure Storage, Inc. Class A (a)	256,779	7,952,446
Quantum Corp. (a)	55,195	301,917
Seagate Technology Holdings PLC	202,480	20,788,622
Socket Mobile, Inc. (a)	6,713	34,572
Sonim Technologies, Inc. (a)(b)	3,133	4,512
Super Micro Computer, Inc. (a)	42,891	1,775,687
Transact Technologies, Inc. (a)	10,404	114,860
Turtle Beach Corp. (a)(b)	15,559	416,981
Western Digital Corp. (a)	296,399	17,143,718
Xerox Holdings Corp.	135,633	2,498,360
		2,665,610,772
TOTAL INFORMATION TECHNOLOGY		12,930,974,621
MATERIALS - 2.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	16,728	107,059
AdvanSix, Inc.	27,810	1,259,515
AgroFresh Solutions, Inc. (a)	16,647	29,965
Air Products & Chemicals, Inc.	214,545	61,668,815
Albemarle Corp. U.S.	113,092	30,137,887
American Vanguard Corp.	26,257	375,738
Amyris, Inc. (a)(b)	184,349	1,264,634
Ashland Global Holdings, Inc.	54,406	5,498,814
Avient Corp.	85,424	4,699,174
Axalta Coating Systems Ltd. (a)	209,936	6,365,260
Balchem Corp.	30,499	4,818,842
Cabot Corp.	54,242	2,846,620
Celanese Corp. Class A	107,673	16,297,385
CF Industries Holdings, Inc.	208,080	12,607,567
Chase Corp.	7,093	699,299
Core Molding Technologies, Inc. (a)	6,425	58,146
Corteva, Inc.	710,174	31,957,830
Crown ElectroKinetics Corp. (a)	10,703	38,210
Danimer Scientific, Inc. (a)(b)	70,729	943,525
Diversey Holdings Ltd.	46,470	612,475
Dow, Inc.	720,807	39,593,929
DuPont de Nemours, Inc.	505,685	37,400,463
Eastman Chemical Co.	131,620	13,726,650
Ecolab, Inc.	241,106	53,397,746
Ecovyst, Inc.	49,945	477,974
Element Solutions, Inc.	214,011	4,894,432
Ferro Corp. (a)	79,805	1,685,482
Flotek Industries, Inc. (a)(b)	62,549	46,749
FMC Corp.	124,700	12,493,693
FutureFuel Corp.	24,504	184,760
GCP Applied Technologies, Inc. (a)	51,701	1,206,701
H.B. Fuller Co.	51,711	3,783,177
Hawkins, Inc.	18,462	612,569
Huntsman Corp.	202,927	6,430,757
Ikonics Corp. (a)	734	24,494
Ingevity Corp. (a)	39,202	2,819,016
Innospec, Inc.	24,449	1,985,259
International Flavors & Fragrances, Inc.	241,237	34,296,664
Intrepid Potash, Inc. (a)	9,636	396,040
Koppers Holdings, Inc. (a)	20,287	612,667
Kraton Performance Polymers, Inc. (a)	31,316	1,442,415
Kronos Worldwide, Inc.	20,830	291,620
Linde PLC	500,655	159,278,382
Livent Corp. (a)(b)	154,380	4,676,170
Loop Industries, Inc. (a)	20,215	275,733
LSB Industries, Inc.	27,473	247,532
LyondellBasell Industries NV Class A	254,786	22,199,504
Marrone Bio Innovations, Inc. (a)	109,883	77,533
Minerals Technologies, Inc.	32,761	2,151,415
NewMarket Corp.	7,115	2,357,200
Northern Technologies International Corp.	7,022	106,032
Olin Corp.	138,870	7,547,585
Origin Materials, Inc. Class A (a)	119,854	813,809
Orion Engineered Carbons SA (a)	58,158	1,020,673
PPG Industries, Inc.	229,638	35,403,290
PureCycle Technologies, Inc.	72,371	890,163
Quaker Houghton (b)	13,253	3,019,696
Rayonier Advanced Materials, Inc. (a)	62,173	340,708
RPM International, Inc.	125,721	11,445,640
Sensient Technologies Corp.	41,338	4,021,774
Sherwin-Williams Co.	234,792	77,772,502
Stepan Co.	20,860	2,351,131
The Chemours Co. LLC	157,305	4,671,959
The Mosaic Co.	358,170	12,256,577
The Scotts Miracle-Gro Co. Class A	39,392	5,707,507
Trecora Resources (a)	18,964	162,521
Tredegar Corp.	26,173	287,903
Trinseo PLC	38,140	1,801,352
Tronox Holdings PLC	111,574	2,453,512
Valhi, Inc.	1,779	46,930
Valvoline, Inc.	175,392	5,975,605
Westlake Chemical Corp.	32,725	3,040,807
Zymergen, Inc.	16,194	146,718
		772,637,880
Construction Materials - 0.1%
Eagle Materials, Inc.	40,613	6,263,337
Forterra, Inc. (a)	27,751	660,196
Martin Marietta Materials, Inc.	60,359	24,355,460
Smith-Midland Corp. (a)	3,788	140,156
Summit Materials, Inc. (a)	116,050	4,328,665
United States Lime & Minerals, Inc.	2,212	263,560
Vulcan Materials Co.	128,456	24,617,308
		60,628,682
Containers & Packaging - 0.4%
Amcor PLC	1,496,451	16,939,825
Aptargroup, Inc.	63,595	7,605,326
Avery Dennison Corp.	80,374	16,482,296
Ball Corp.	316,010	29,531,135
Berry Global Group, Inc. (a)	130,752	9,028,426
Crown Holdings, Inc.	127,340	13,472,572
Graphic Packaging Holding Co.	271,225	5,353,982
Greif, Inc.:
Class A	25,377	1,539,876
Class B	6,879	407,030
International Paper Co.	377,047	17,163,179
Myers Industries, Inc.	37,670	733,812
O-I Glass, Inc. (a)	155,692	1,723,510
Packaging Corp. of America	91,903	12,001,613
Pactiv Evergreen, Inc.	41,481	514,779
Ranpak Holdings Corp. (A Shares) (a)	39,432	1,562,690
Sealed Air Corp.	144,945	9,003,983
Silgan Holdings, Inc.	76,718	3,181,495
Sonoco Products Co.	95,778	5,567,575
TriMas Corp.	41,771	1,383,456
UFP Technologies, Inc. (a)	6,778	453,245
WestRock Co.	259,029	11,239,268
		164,889,073
Metals & Mining - 0.5%
Alcoa Corp.	180,297	8,389,219
Allegheny Technologies, Inc. (a)	127,578	1,816,711
Alpha Metallurgical Resources (a)	17,053	794,499
Ampco-Pittsburgh Corp. (a)	11,882	59,648
Arconic Corp. (a)	107,476	2,871,759
Carpenter Technology Corp.	47,971	1,318,243
Century Aluminum Co. (a)	50,747	671,383
Cleveland-Cliffs, Inc. (a)	439,661	8,947,101
Coeur d'Alene Mines Corp. (a)	250,645	1,403,612
Commercial Metals Co.	118,210	3,652,689
Compass Minerals International, Inc.	33,369	1,623,402
Comstock Mining, Inc. (a)	38,673	65,357
Freeport-McMoRan, Inc.	1,420,261	52,663,278
Friedman Industries	7,755	79,566
Gatos Silver, Inc. (a)	42,537	574,675
Gold Resource Corp. (b)	68,989	132,459
Golden Minerals Co. (a)(b)	129,922	53,268
Haynes International, Inc.	12,892	516,582
Hecla Mining Co.	527,488	2,922,284
Hycroft Mining Holding Corp. (a)(b)	33,866	25,413
Kaiser Aluminum Corp.	15,804	1,410,191
Materion Corp.	20,037	1,696,332
McEwen Mining, Inc. (a)	331,926	328,607
MP Materials Corp. (a)(b)	73,136	3,213,596
Newmont Corp.	774,207	42,519,448
Nucor Corp.	283,691	30,145,006
Olympic Steel, Inc.	8,454	172,039
Paramount Gold Nevada Corp. (a)	2,346	1,689
Ramaco Resources, Inc. (a)(b)	9,913	120,542
Reliance Steel & Aluminum Co.	61,012	9,068,214
Royal Gold, Inc.	63,232	6,325,097
Ryerson Holding Corp.	15,468	362,415
Schnitzer Steel Industries, Inc. Class A	25,224	1,213,274
Solitario Exploration & Royalty Corp. (a)(b)	76,068	35,569
Steel Dynamics, Inc.	187,785	11,229,543
SunCoke Energy, Inc.	77,833	474,003
Synalloy Corp. (a)	5,467	76,538
Synalloy Corp. rights 12/16/21 (a)	5,467	573
TimkenSteel Corp. (a)(b)	40,437	579,058
U.S. Antimony Corp. (a)(b)	71,979	45,138
U.S. Gold Corp. (a)	7,183	77,289
United States Steel Corp.	260,662	5,893,568
Universal Stainless & Alloy Products, Inc. (a)	7,522	57,167
Warrior Metropolitan Coal, Inc.	49,382	1,061,219
Worthington Industries, Inc.	32,860	1,576,623
		206,263,886
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	16,052	646,093
Glatfelter Corp.	42,256	695,956
Louisiana-Pacific Corp.	92,989	6,076,831
Mercer International, Inc. (SBI)	38,171	408,430
Neenah, Inc.	17,380	807,996
Resolute Forest Products	47,126	532,995
Schweitzer-Mauduit International, Inc.	32,397	929,794
Sylvamo Corp.	35,062	1,061,677
Verso Corp.	25,382	536,575
		11,696,347
TOTAL MATERIALS		1,216,115,868
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	88,405	1,784,897
Agree Realty Corp.	68,849	4,651,438
Alexander & Baldwin, Inc.	72,886	1,605,679
Alexanders, Inc.	2,216	566,387
Alexandria Real Estate Equities, Inc.	134,537	26,916,818
Alpine Income Property Trust, Inc.	11,655	208,625
American Assets Trust, Inc.	53,138	1,827,947
American Campus Communities, Inc.	133,925	6,929,280
American Finance Trust, Inc.	122,421	972,023
American Homes 4 Rent Class A	267,795	10,735,902
American Tower Corp.	441,164	115,796,727
Americold Realty Trust	252,425	8,239,152
Apartment Income (REIT) Corp.	151,080	7,668,821
Apartment Investment & Management Co. Class A	145,184	1,075,813
Apple Hospitality (REIT), Inc.	210,309	3,158,841
Armada Hoffler Properties, Inc.	62,378	870,173
Ashford Hospitality Trust, Inc. (a)	26,341	280,532
AvalonBay Communities, Inc.	134,933	32,231,446
Bluerock Residential Growth (REIT), Inc.	27,731	410,141
Boston Properties, Inc.	137,570	14,835,549
Braemar Hotels & Resorts, Inc. (a)	44,787	195,271
Brandywine Realty Trust (SBI)	173,437	2,228,665
Brixmor Property Group, Inc.	282,473	6,423,436
Broadstone Net Lease, Inc. (b)	157,452	3,936,300
BRT Apartments Corp.	10,645	200,339
Camden Property Trust (SBI)	98,163	16,217,509
CareTrust (REIT), Inc.	95,945	1,939,048
CatchMark Timber Trust, Inc.	52,142	400,972
Cedar Realty Trust, Inc.	12,755	277,804
Centerspace	13,959	1,426,470
Chatham Lodging Trust (a)	49,287	587,008
CIM Commercial Trust Corp.	25,835	180,328
City Office REIT, Inc.	43,591	727,098
Clipper Realty, Inc.	13,707	119,799
Columbia Property Trust, Inc.	112,774	2,165,261
Community Healthcare Trust, Inc.	23,980	1,031,859
Condor Hospitality Trust, Inc. (a)	4,771	34,637
CorEnergy Infrastructure Trust, Inc.	12,714	49,712
CorePoint Lodging, Inc. (a)	38,394	592,419
CoreSite Realty Corp.	42,881	7,334,795
Corporate Office Properties Trust (SBI)	113,364	2,908,920
Cousins Properties, Inc.	146,813	5,543,659
Crown Castle International Corp.	418,834	76,081,196
CTO Realty Growth, Inc. (b)	6,288	345,337
CubeSmart	209,336	11,287,397
CyrusOne, Inc.	120,197	10,699,937
DiamondRock Hospitality Co. (a)	212,620	1,851,920
Digital Realty Trust, Inc.	273,570	45,888,632
Digitalbridge Group, Inc. (a)	477,696	3,802,460
Diversified Healthcare Trust (SBI)	246,515	687,777
Douglas Emmett, Inc.	170,822	5,597,837
Duke Realty Corp.	368,018	21,466,490
Easterly Government Properties, Inc.	86,122	1,805,978
EastGroup Properties, Inc.	39,640	8,074,668
Empire State Realty Trust, Inc.	140,704	1,278,999
EPR Properties	73,252	3,378,382
Equinix, Inc.	86,938	70,611,044
Equity Commonwealth (a)	119,093	3,030,917
Equity Lifestyle Properties, Inc.	166,246	13,515,800
Equity Residential (SBI)	328,551	28,028,686
Essential Properties Realty Trust, Inc. (b)	118,797	3,211,083
Essex Property Trust, Inc.	62,625	21,257,430
Extra Space Storage, Inc.	129,362	25,872,400
Farmland Partners, Inc.	28,426	329,457
Federal Realty Investment Trust (SBI)	67,461	8,275,441
First Industrial Realty Trust, Inc.	126,793	7,659,565
Four Corners Property Trust, Inc.	76,517	2,067,489
Franklin Street Properties Corp.	102,509	590,452
Gaming & Leisure Properties	216,314	9,760,088
Getty Realty Corp.	40,563	1,238,388
Gladstone Commercial Corp.	40,565	901,354
Gladstone Land Corp.	28,448	812,759
Global Medical REIT, Inc.	65,553	1,071,136
Global Net Lease, Inc.	100,941	1,433,362
Global Self Storage, Inc.	5,763	30,890
Healthcare Realty Trust, Inc.	143,949	4,508,483
Healthcare Trust of America, Inc.	212,939	7,231,408
Healthpeak Properties, Inc.	524,058	17,220,546
Hersha Hospitality Trust (a)	34,344	303,258
Highwoods Properties, Inc. (SBI)	103,445	4,468,824
Host Hotels & Resorts, Inc. (a)	688,393	10,807,770
Hudson Pacific Properties, Inc.	150,252	3,657,134
Independence Realty Trust, Inc.	106,118	2,599,891
Indus Realty Trust, Inc. (b)	4,555	337,070
Industrial Logistics Properties Trust	66,783	1,479,911
InnSuites Hospitality Trust	2,044	6,132
Invitation Homes, Inc.	560,592	22,670,340
Iron Mountain, Inc. (b)	280,519	12,746,783
iStar Financial, Inc. (b)	71,585	1,742,379
JBG SMITH Properties	114,739	3,188,597
Kilroy Realty Corp.	102,328	6,603,226
Kimco Realty Corp.	596,445	13,372,297
Kite Realty Group Trust	205,422	4,133,091
Lamar Advertising Co. Class A	84,474	9,229,629
Lexington Corporate Properties Trust	255,470	3,844,824
Life Storage, Inc.	76,626	10,125,360
LTC Properties, Inc.	40,535	1,287,392
Mack-Cali Realty Corp. (a)	80,608	1,346,960
Medalist Diversified (REIT), Inc.	8,334	9,167
Medical Properties Trust, Inc.	580,804	12,365,317
Mid-America Apartment Communities, Inc.	112,013	23,102,681
Monmouth Real Estate Investment Corp. Class A	96,000	1,993,920
National Health Investors, Inc.	45,368	2,370,024
National Retail Properties, Inc.	170,057	7,499,514
National Storage Affiliates Trust	80,850	4,962,573
NETSTREIT Corp.	39,909	851,658
New York City REIT, Inc.	10,789	72,286
NexPoint Residential Trust, Inc.	22,791	1,699,753
Office Properties Income Trust	49,401	1,172,286
Omega Healthcare Investors, Inc.	230,830	6,449,390
One Liberty Properties, Inc.	17,476	568,494
Orion Office (REIT), Inc.	53,928	958,301
Outfront Media, Inc.	143,583	3,588,139
Paramount Group, Inc.	161,925	1,288,923
Park Hotels & Resorts, Inc. (a)	220,167	3,663,579
Pebblebrook Hotel Trust	130,658	2,737,285
Pennsylvania Real Estate Investment Trust (SBI) (a)	61,343	73,612
Phillips Edison & Co., Inc.	19,445	609,990
Physicians Realty Trust	216,963	3,868,450
Piedmont Office Realty Trust, Inc. Class A	126,963	2,206,617
Plymouth Industrial REIT, Inc.	31,431	935,072
Postal Realty Trust, Inc.	13,407	232,611
Potlatch Corp.	66,132	3,580,386
Preferred Apartment Communities, Inc. Class A	53,173	700,820
Prologis (REIT), Inc.	716,668	108,037,701
PS Business Parks, Inc.	20,195	3,538,164
Public Storage	147,754	48,371,705
Rayonier, Inc.	138,635	5,236,244
Realty Income Corp.	535,665	36,382,367
Regency Centers Corp.	149,201	10,345,597
Retail Opportunity Investments Corp.	122,930	2,158,651
Retail Value, Inc.	18,573	112,924
Rexford Industrial Realty, Inc.	135,633	9,505,161
RLJ Lodging Trust	166,639	2,097,985
RPT Realty	84,815	1,078,847
Ryman Hospitality Properties, Inc. (a)	54,338	4,205,761
Sabra Health Care REIT, Inc.	219,105	2,833,028
Safehold, Inc.	14,165	1,013,364
Saul Centers, Inc.	14,627	720,087
SBA Communications Corp. Class A	106,111	36,480,962
Seritage Growth Properties (a)	38,138	548,806
Service Properties Trust	166,575	1,417,553
Simon Property Group, Inc.	318,002	48,603,426
SITE Centers Corp.	179,106	2,697,336
SL Green Realty Corp.	66,042	4,585,296
Sotherly Hotels, Inc. (a)	14,233	31,882
Spirit Realty Capital, Inc.	116,807	5,204,920
Stag Industrial, Inc.	156,934	6,839,184
Store Capital Corp.	236,695	7,796,733
Summit Hotel Properties, Inc. (a)	105,391	943,249
Sun Communities, Inc. (b)	112,286	21,174,894
Sunstone Hotel Investors, Inc. (a)	217,478	2,363,986
Tanger Factory Outlet Centers, Inc.	103,187	2,044,134
Terreno Realty Corp.	69,615	5,301,182
The GEO Group, Inc.	117,923	990,553
The Macerich Co.	209,297	3,947,341
UDR, Inc.	271,727	15,415,073
UMH Properties, Inc.	42,533	981,662
Uniti Group, Inc.	230,351	3,056,758
Universal Health Realty Income Trust (SBI)	12,404	690,531
Urban Edge Properties	110,359	1,901,486
Urstadt Biddle Properties, Inc. Class A	30,836	582,184
Ventas, Inc.	379,383	17,800,650
VICI Properties, Inc. (b)	598,127	16,269,054
Vornado Realty Trust	154,172	6,188,464
Washington REIT (SBI)	83,500	2,104,200
Welltower, Inc.	408,521	32,526,442
Weyerhaeuser Co.	725,181	27,274,057
Wheeler REIT, Inc. (a)	5,633	11,773
Whitestone REIT Class B	46,625	431,748
WP Carey, Inc.	179,921	13,736,968
Xenia Hotels & Resorts, Inc. (a)	114,479	1,793,886
		1,445,078,363
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (b)	2,097	2,873
Altisource Asset Management Corp. (a)	665	12,821
Altisource Portfolio Solutions SA (a)	7,484	79,106
American Realty Investments, Inc. (a)	3,466	39,859
Amrep Corp. (a)	2,815	35,188
CBRE Group, Inc. (a)	324,384	31,001,379
Comstock Holding Companies, Inc. (a)	441	2,108
Cushman & Wakefield PLC (a)	148,154	2,619,363
Doma Holdings, Inc. Class A	173,855	1,097,025
eXp World Holdings, Inc. (b)	64,603	2,371,576
Fathom Holdings, Inc. (a)(b)	4,345	102,499
Forestar Group, Inc. (a)	16,510	327,228
FRP Holdings, Inc. (a)	5,629	330,085
Howard Hughes Corp. (a)	40,497	3,320,349
InterGroup Corp. (a)	287	13,589
Jones Lang LaSalle, Inc. (a)	49,296	11,580,123
Kennedy-Wilson Holdings, Inc.	117,175	2,541,526
Marcus & Millichap, Inc. (a)	24,839	1,064,351
Maui Land & Pineapple, Inc. (a)	5,834	57,883
Newmark Group, Inc.	161,431	2,592,582
Opendoor Technologies, Inc. (a)	367,857	5,826,855
Rafael Holdings, Inc. (a)	10,947	60,099
RE/MAX Holdings, Inc.	19,195	527,671
Realogy Holdings Corp. (a)	114,240	1,735,306
Redfin Corp. (a)(b)	103,069	4,193,878
Stratus Properties, Inc. (a)	6,397	225,558
Tejon Ranch Co. (a)	23,154	423,718
The RMR Group, Inc.	14,678	479,530
The St. Joe Co.	31,862	1,529,695
Transcontinental Realty Investors, Inc. (a)	3,488	140,218
Trinity Place Holdings, Inc. (a)	22,659	43,279
Trinity Place Holdings, Inc. rights (a)	1,702	17
Zillow Group, Inc.:
Class A (a)	49,025	2,652,743
Class C (a)(b)	150,109	8,146,415
		85,176,495
TOTAL REAL ESTATE		1,530,254,858
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	51,738	3,033,399
Alliant Energy Corp.	243,767	13,355,994
American Electric Power Co., Inc.	485,514	39,350,910
Avangrid, Inc. (b)	68,481	3,466,508
Duke Energy Corp.	746,757	72,442,897
Edison International	366,066	23,896,788
Entergy Corp.	194,508	19,516,933
Evergy, Inc.	224,219	14,193,063
Eversource Energy	331,577	27,278,840
Exelon Corp.	946,836	49,926,662
FirstEnergy Corp.	527,807	19,877,212
Genie Energy Ltd. Class B	20,992	108,109
Hawaiian Electric Industries, Inc.	108,133	4,107,973
IDACORP, Inc.	48,428	5,066,537
MGE Energy, Inc.	36,236	2,630,371
NextEra Energy, Inc.	1,901,566	165,017,897
NRG Energy, Inc.	236,806	8,529,752
OGE Energy Corp.	194,290	6,668,033
Otter Tail Corp.	41,775	2,731,667
PG&E Corp. (a)	1,457,948	17,320,422
Pinnacle West Capital Corp.	109,122	7,098,386
PNM Resources, Inc.	82,884	4,081,208
Portland General Electric Co.	81,237	3,953,805
PPL Corp.	742,455	20,662,523
Southern Co.	1,028,466	62,839,273
Via Renewables, Inc. Class A, (b)	10,424	116,436
Xcel Energy, Inc.	521,060	33,207,154
		630,478,752
Gas Utilities - 0.1%
Atmos Energy Corp.	126,972	11,468,111
Chesapeake Utilities Corp.	17,669	2,250,324
National Fuel Gas Co.	88,912	5,140,003
New Jersey Resources Corp.	94,775	3,485,825
Northwest Natural Holding Co.	29,561	1,274,670
ONE Gas, Inc.	52,575	3,408,963
RGC Resources, Inc.	7,159	153,417
South Jersey Industries, Inc.	111,171	2,612,519
Southwest Gas Corp.	57,824	3,805,397
Spire, Inc. (b)	50,831	3,042,235
UGI Corp.	199,333	8,222,486
		44,863,950
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	26,774	924,506
Class C	86,079	3,212,468
Montauk Renewables, Inc. (b)	63,377	602,715
Ormat Technologies, Inc. (b)	44,018	3,323,359
Sunnova Energy International, Inc. (a)	91,488	3,382,311
The AES Corp.	642,565	15,023,170
Vistra Corp.	468,450	9,312,786
		35,781,315
Multi-Utilities - 0.6%
Ameren Corp.	247,311	20,178,104
Avista Corp.	69,296	2,668,589
Black Hills Corp.	57,352	3,677,410
CenterPoint Energy, Inc.	576,787	14,944,551
CMS Energy Corp.	282,877	16,647,311
Consolidated Edison, Inc.	341,766	26,534,712
Dominion Energy, Inc.	783,472	55,783,206
DTE Energy Co.	186,894	20,248,096
MDU Resources Group, Inc.	198,559	5,406,762
NiSource, Inc.	382,977	9,386,766
NorthWestern Energy Corp. (b)	51,388	2,841,756
Public Service Enterprise Group, Inc.	487,260	30,448,877
Sempra Energy	308,946	37,033,357
Unitil Corp.	15,503	642,444
WEC Energy Group, Inc.	303,491	26,382,473
		272,824,414
Water Utilities - 0.1%
American States Water Co.	35,265	3,321,258
American Water Works Co., Inc.	175,674	29,613,366
Artesian Resources Corp. Class A	7,843	335,367
Cadiz, Inc. (a)(b)	30,946	125,331
California Water Service Group	50,723	3,196,056
Essential Utilities, Inc.	218,461	10,326,651
Global Water Resources, Inc.	10,926	188,146
Middlesex Water Co.	17,122	1,764,251
Pure Cycle Corp. (a)	21,296	310,070
SJW Corp.	26,824	1,806,596
York Water Co.	13,007	609,508
		51,596,600
TOTAL UTILITIES		1,035,545,031
TOTAL COMMON STOCKS (Cost $31,294,503,980)		45,419,261,783

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc.	114,044	213,262
Software - 0.0%
SRAX, Inc. (c)	18,304	1,098
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $43,666)		214,360

Nonconvertible Bonds - 0.0%
	Principal Amount (d)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (e) (Cost $4,000)	4,000	3,960

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	56,723,719	56,735,064
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	771,484,685	771,561,833
TOTAL MONEY MARKET FUNDS (Cost $828,296,897)		828,296,897

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $32,122,848,543)	46,247,777,000
NET OTHER ASSETS (LIABILITIES) - (1.8)% (h)	(805,946,633)
NET ASSETS - 100.0%	45,441,830,367

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	48	Dec 2021	5,273,520	(7,125)	(7,125)
CME E-mini S&P 500 Index Contracts (United States)	155	Dec 2021	35,388,438	1,980,636	1,980,636
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Dec 2021	2,435,580	57,357	57,357

TOTAL FUTURES CONTRACTS					2,030,868
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $5,392,750 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	217,013,461	6,680,646,547	6,840,924,944	80,450	-	-	56,735,064	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	632,811,154	1,922,977,773	1,784,227,094	4,159,631	-	-	771,561,833	2.4%
Total	849,824,615	8,603,624,320	8,625,152,038	4,240,081	-	-	828,296,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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